                                                        Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                    [_]

                         Pre-Effective Amendment No.            [_]

                      Post-Effective Amendment No. 64           [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                [_]

                             Amendment No. 34                   [X]

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------
                               (Name of Depositor)

              720 East Wisconsin Avenue, Milwaukee, Wisconsin    53202
--------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ------------------------

        ROBERT J. BERDAN, Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

____ immediately upon filing pursuant to paragraph (b) of Rule 485
 X   on April 30, 2004 pursuant to paragraph (b) of Rule 485
----
____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
____ on (DATE) pursuant to paragraph (a)(1) of Rule 485
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2004


Prospectuses

NML Variable Annuity Account B

[PICTURE]

Nontax - Qualified Annuities

Individual Retirement Annuities

Roth IRAs

Simplified Employee Pension Plan IRAs


Simple IRAs

Tax Deferred Annuities

457 Deferred Compensation Plan Annuities

Non-Transferable Annuities

Northwestern Mutual
Series Fund Inc., Fidelity
VIP Mid Cap Portfolio and
Russell Investment Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202
(414) 271-1444

www.northwesternmutual.com
                                                         [LOGO APPEARS HERE]

90-1773  (03/86)(Rev. 0404)

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                                                 April 30, 2004


Profile of the Variable Annuity Contract

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.
1. The Annuity Contract The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of twenty-four investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The twenty-four investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the twenty-four investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions and we reserve the right to limit the frequency or amount of transfers among the 24 investment portfolios.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. Annuity Payments If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty-four investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.


3. Purchase We offer Front Load and Back Load Contracts, as briefly described in Section 5. For the Front Load Contract the minimum initial purchase payment is $10,000 for all markets. For Back Load Contracts the minimum initial purchase payment is $5,000 for Contracts we issue in nontax qualified situations; $100 for traditional and Roth IRA Contracts; and $25 for Simple IRA, SEP IRA, tax deferred annuity and Section 457 plan Contracts. See Section 6 below. You may make additional purchase payments of $25 or more as you accumulate funds in your Contract.


                                                              Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



4. Investment Choices You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds.

Northwestern Mutual Series Fund, Inc.
     1.Small Cap Growth Stock Portfolio
     2.T. Rowe Price Small Cap Value Portfolio
     3.Aggressive Growth Stock Portfolio
     4.International Growth Portfolio
     5.Franklin Templeton International Equity Portfolio
     6.AllianceBernstein Mid Cap Value Portfolio
     7.Index 400 Stock Portfolio
     8.Janus Capital Appreciation Portfolio
     9.Growth Stock Portfolio
    10.Large Cap Core Stock Portfolio
    11.Capital Guardian Domestic Equity Portfolio
    12.T. Rowe Price Equity Income Portfolio
    13.Index 500 Stock Portfolio
    14.Asset Allocation Portfolio
    15.Balanced Portfolio
    16.High Yield Bond Portfolio
    17.Select Bond Portfolio
    18.Money Market Portfolio

Fidelity VIP Mid Cap Portfolio

Russell Investment Funds
     1.Multi-Style Equity Fund
     2.Aggressive Equity Fund
     3.Non-U.S. Fund
     4.Core Bond Fund
     5.Real Estate Securities Fund

You may also invest all or part of your funds on a fixed basis in the Guaranteed Interest Fund (GIF).

5. Expenses The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more. You may move money among the 24 investment portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. We currently make no charge for these transfers.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.

If your Contract includes the enhanced death benefit which we offer at extra cost, we will deduct from your Contract value on each Contract anniversary a charge based on the amount of the enhanced death benefit in effect and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the benefit for issue age 45 or less, 0.20% for issue ages 46-55, and 0.40% for issue ages 56-65.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.41% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2003 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $10,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.

Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                                EXPENSES

-------------------------------------------------------------------------------------------
                                                                                             Examples:*
FRONT LOAD CONTRACT                                                                         Total Annual
WITHOUT THE ENHANCED                          Annual Expenses as a Percentage of Assets    Charges At End of
DEATH BENEFIT                                  Total Annual      Total Annual
                                                Insurance         Portfolio   Total Annual
Portfolio                                        Charges*          Charges      Expenses   1 Year  10 Years
-                                          -----------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   0.52% (0.50% + 0.02%)    0.59%        1.11%      $558    $1,895
  T. Rowe Price Small Cap Value            0.52% (0.50% + 0.02%)    0.90%        1.42%      $588    $2,225
  Aggressive Growth Stock                  0.52% (0.50% + 0.02%)    0.52%        1.04%      $551    $1,819
  International Growth                     0.52% (0.50% + 0.02%)    1.10%        1.62%      $607    $2,548
  Franklin Templeton International Equity  0.52% (0.50% + 0.02%)    0.74%        1.26%      $573    $2,056
  AllianceBernstein Mid Cap Value          0.52% (0.50% + 0.02%)    0.94%        1.46%      $592    $2,267
  Index 400 Stock                          0.52% (0.50% + 0.02%)    0.27%        0.79%      $527    $1,543
  Janus Capital Appreciation               0.52% (0.50% + 0.02%)    0.90%        1.42%      $588    $2,225
  Growth Stock                             0.52% (0.50% + 0.02%)    0.43%        0.95%      $543    $1,721
  Large Cap Core Stock                     0.52% (0.50% + 0.02%)    0.46%        0.98%      $546    $1,754
  Capital Guardian Domestic Equity         0.52% (0.50% + 0.02%)    0.67%        1.19%      $566    $1,981
  T. Rowe Price Equity Income              0.52% (0.50% + 0.02%)    0.75%        1.27%      $574    $2,079
  Index 500 Stock                          0.52% (0.50% + 0.02%)    0.20%        0.72%      $520    $1,465
  Asset Allocation                         0.52% (0.50% + 0.02%)    0.73%        1.25%      $572    $2,046
  Balanced                                 0.52% (0.50% + 0.02%)    0.30%        0.82%      $530    $1,577
  High Yield Bond                          0.52% (0.50% + 0.02%)    0.52%        1.04%      $551    $1,819
  Select Bond                              0.52% (0.50% + 0.02%)    0.30%        0.82%      $530    $1,577
  Money Market                             0.52% (0.50% + 0.02%)    0.00%        0.52%      $501    $1,237
Fidelity VIP Mid Cap Portfolio             0.52% (0.50% + 0.02%)    0.95%        1.47%      $593    $2,277
Russell Investment Funds
  Multi-Style Equity                       0.52% (0.50% + 0.02%)    0.87%        1.39%      $585    $2,269
  Aggressive Equity                        0.52% (0.50% + 0.02%)    1.05%        1.57%      $603    $2,573
  Non-U.S.                                 0.52% (0.50% + 0.02%)    1.15%        1.67%      $612    $2,718
  Core Bond                                0.52% (0.50% + 0.02%)    0.70%        1.22%      $569    $2,090
  Real Estate Securities                   0.52% (0.50% + 0.02%)    0.95%        1.47%      $593    $2,277


*Total Annual Insurance Charges include the insurance charges of 0.50% plus
 0.02% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.02%, depending upon the value of your Contract. We may increase the insurance charges to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus.

                                                              Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                                EXPENSES

-------------------------------------------------------------------------------------------
                                                                                             Examples:*
BACK LOAD CONTRACT                                                                          Total Annual
WITHOUT THE ENHANCED                          Annual Expenses as a Percentage of Assets    Charges At End of
DEATH BENEFIT                                  Total Annual      Total Annual
                                                Insurance         Portfolio   Total Annual
Portfolio                                        Charges*          Charges      Expenses   1 Year  10 Years
-                                          -----------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   1.41% (1.25% + 0.16%)    0.59%        2.00%      $803    $2,479
  T. Rowe Price Small Cap Value            1.41% (1.25% + 0.16%)    0.90%        2.31%      $835    $2,793
  Aggressive Growth Stock                  1.41% (1.25% + 0.16%)    0.52%        1.93%      $796    $2,406
  International Growth                     1.41% (1.25% + 0.16%)    1.10%        2.51%      $855    $3,100
  Franklin Templeton International Equity  1.41% (1.25% + 0.16%)    0.74%        2.15%      $818    $2,632
  AllianceBernstein Mid Cap Value          1.41% (1.25% + 0.16%)    0.94%        2.35%      $839    $2,833
  Index 400 Stock                          1.41% (1.25% + 0.16%)    0.27%        1.68%      $771    $2,143
  Janus Capital Appreciation               1.41% (1.25% + 0.16%)    0.90%        2.31%      $835    $2,793
  Growth Stock                             1.41% (1.25% + 0.16%)    0.43%        1.84%      $787    $2,313
  Large Cap Core Stock                     1.41% (1.25% + 0.16%)    0.46%        1.87%      $790    $2,344
  Capital Guardian Domestic Equity         1.41% (1.25% + 0.16%)    0.67%        2.08%      $811    $2,561
  T. Rowe Price Equity Income              1.41% (1.25% + 0.16%)    0.75%        2.16%      $819    $2,654
  Index 500 Stock                          1.41% (1.25% + 0.16%)    0.20%        1.61%      $764    $2,069
  Asset Allocation                         1.41% (1.25% + 0.16%)    0.73%        2.14%      $817    $2,622
  Balanced                                 1.41% (1.25% + 0.16%)    0.30%        1.71%      $774    $2,175
  High Yield Bond                          1.41% (1.25% + 0.16%)    0.52%        1.93%      $796    $2,406
  Select Bond                              1.41% (1.25% + 0.16%)    0.30%        1.71%      $774    $2,175
  Money Market                             1.41% (1.25% + 0.16%)    0.00%        1.41%      $744    $1,852
Fidelity VIP Mid Cap Portfolio             1.41% (1.25% + 0.16%)    0.95%        2.36%      $840    $2,842
Russell Investment Funds
  Multi-Style Equity                       1.41% (1.25% + 0.16%)    0.87%        2.28%      $832    $2,834
  Aggressive Equity                        1.41% (1.25% + 0.16%)    1.05%        2.46%      $850    $3,124
  Non-U.S.                                 1.41% (1.25% + 0.16%)    1.15%        2.56%      $860    $3,262
  Core Bond                                1.41% (1.25% + 0.16%)    0.70%        2.11%      $814    $2,664
  Real Estate Securities                   1.41% (1.25% + 0.16%)    0.95%        2.36%      $840    $2,842


*Total Annual Insurance Charges include the insurance charges of 1.25% plus
 0.16% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.16%, depending upon the value of your Contract. We may increase the insurance charges to a maximum rate of 1.50%. We will not increase the charges for at least five years from the date of the prospectus.

Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                                    EXPENSES

-------------------------------------------------------------------------------------------
                                                                                                     Examples:*
FRONT LOAD CONTRACT WITH THE                                                                        Total Annual
ENHANCED DEATH BENEFIT AT                         Annual Expenses as a Percentage of Assets        Charges At End of
MAXIMUM CHARGE (0.40%)                             Total Annual          Total Annual
                                                    Insurance             Portfolio   Total Annual
Portfolio                                            Charges*              Charges      Expenses   1 Year  10 Years
-                                          -------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   0.92% (0.50% + 0.02% + 0.40%)    0.59%        1.51%      $598    $2,367
  T. Rowe Price Small Cap Value            0.92% (0.50% + 0.02% + 0.40%)    0.90%        1.82%      $628    $2,689
  Aggressive Growth Stock                  0.92% (0.50% + 0.02% + 0.40%)    0.52%        1.44%      $591    $2,293
  International Growth                     0.92% (0.50% + 0.02% + 0.40%)    1.10%        2.02%      $647    $3,005
  Franklin Templeton International Equity  0.92% (0.50% + 0.02% + 0.40%)    0.74%        1.66%      $612    $2,524
  AllianceBernstein Mid Cap Value          0.92% (0.50% + 0.02% + 0.40%)    0.94%        1.86%      $632    $2,730
  Index 400 Stock                          0.92% (0.50% + 0.02% + 0.40%)    0.27%        1.19%      $567    $2,024
  Janus Capital Appreciation               0.92% (0.50% + 0.02% + 0.40%)    0.90%        1.82%      $628    $2,689
  Growth Stock                             0.92% (0.50% + 0.02% + 0.40%)    0.43%        1.35%      $582    $2,197
  Large Cap Core Stock                     0.92% (0.50% + 0.02% + 0.40%)    0.46%        1.38%      $585    $2,229
  Capital Guardian Domestic Equity         0.92% (0.50% + 0.02% + 0.40%)    0.67%        1.59%      $606    $2,451
  T. Rowe Price Equity Income              0.92% (0.50% + 0.02% + 0.40%)    0.75%        1.67%      $613    $2,547
  Index 500 Stock                          0.92% (0.50% + 0.02% + 0.40%)    0.20%        1.12%      $560    $1,947
  Asset Allocation                         0.92% (0.50% + 0.02% + 0.40%)    0.73%        1.65%      $611    $2,514
  Balanced                                 0.92% (0.50% + 0.02% + 0.40%)    0.30%        1.22%      $570    $2,057
  High Yield Bond                          0.92% (0.50% + 0.02% + 0.40%)    0.52%        1.44%      $591    $2,293
  Select Bond                              0.92% (0.50% + 0.02% + 0.40%)    0.30%        1.22%      $570    $2,057
  Money Market                             0.92% (0.50% + 0.02% + 0.40%)    0.00%        0.92%      $541    $1,725
Fidelity VIP Mid Cap Portfolio             0.92% (0.50% + 0.02% + 0.40%)    0.95%        1.87%      $632    $2,740
Russell Investment Funds
  Multi-Style Equity                       0.92% (0.50% + 0.02% + 0.40%)    0.87%        1.79%      $625    $2,732
  Aggressive Equity                        0.92% (0.50% + 0.02% + 0.40%)    1.05%        1.97%      $642    $3,029
  Non-U.S.                                 0.92% (0.50% + 0.02% + 0.40%)    1.15%        2.07%      $652    $3,171
  Core Bond                                0.92% (0.50% + 0.02% + 0.40%)    0.70%        1.62%      $608    $2,557
  Real Estate Securities                   0.92% (0.50% + 0.02% + 0.40%)    0.95%        1.87%      $632    $2,740


*Total Annual Insurance Charges include the insurance charges of 0.90% plus
 0.02% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.02%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 0.50% to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.

                                                              Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                                    EXPENSES

-------------------------------------------------------------------------------------------
                                                                                                     Examples:*
BACK LOAD CONTRACT WITH THE                                                                         Total Annual
ENHANCED DEATH BENEFIT AT                         Annual Expenses as a Percentage of Assets        Charges At End of
MAXIMUM CHARGE (0.40%)                             Total Annual          Total Annual
                                                    Insurance             Portfolio   Total Annual
Portfolio                                            Charges*              Charges      Expenses   1 Year  10 Years
-                                          -------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   1.81% (1.25% + 0.16% + 0.40%)    0.59%        2.40%      $845    $2,950
  T. Rowe Price Small Cap Value            1.81% (1.25% + 0.16% + 0.40%)    0.90%        2.71%      $876    $3,256
  Aggressive Growth Stock                  1.81% (1.25% + 0.16% + 0.40%)    0.52%        2.33%      $838    $2,879
  International Growth                     1.81% (1.25% + 0.16% + 0.40%)    1.10%        2.91%      $896    $3,556
  Franklin Templeton International Equity  1.81% (1.25% + 0.16% + 0.40%)    0.74%        2.55%      $860    $3,099
  AllianceBernstein Mid Cap Value          1.81% (1.25% + 0.16% + 0.40%)    0.94%        2.75%      $880    $3,295
  Index 400 Stock                          1.81% (1.25% + 0.16% + 0.40%)    0.27%        2.08%      $813    $2,623
  Janus Capital Appreciation               1.81% (1.25% + 0.16% + 0.40%)    0.90%        2.71%      $876    $3,256
  Growth Stock                             1.81% (1.25% + 0.16% + 0.40%)    0.43%        2.24%      $829    $2,788
  Large Cap Core Stock                     1.81% (1.25% + 0.16% + 0.40%)    0.46%        2.27%      $832    $2,818
  Capital Guardian Domestic Equity         1.81% (1.25% + 0.16% + 0.40%)    0.67%        2.48%      $853    $3,030
  T. Rowe Price Equity Income              1.81% (1.25% + 0.16% + 0.40%)    0.75%        2.56%      $861    $3,120
  Index 500 Stock                          1.81% (1.25% + 0.16% + 0.40%)    0.20%        2.01%      $806    $2,550
  Asset Allocation                         1.81% (1.25% + 0.16% + 0.40%)    0.73%        2.54%      $859    $3,089
  Balanced                                 1.81% (1.25% + 0.16% + 0.40%)    0.30%        2.11%      $816    $2,654
  High Yield Bond                          1.81% (1.25% + 0.16% + 0.40%)    0.52%        2.33%      $838    $2,879
  Select Bond                              1.81% (1.25% + 0.16% + 0.40%)    0.30%        2.11%      $816    $2,654
  Money Market                             1.81% (1.25% + 0.16% + 0.40%)    0.00%        1.81%      $785    $2,338
Fidelity VIP Mid Cap Portfolio             1.81% (1.25% + 0.16% + 0.40%)    0.95%        2.76%      $881    $3,304
Russell Investment Funds
  Multi-Style Equity                       1.81% (1.25% + 0.16% + 0.40%)    0.87%        2.68%      $873    $3,297
  Aggressive Equity                        1.81% (1.25% + 0.16% + 0.40%)    1.05%        2.86%      $891    $3,579
  Non-U.S.                                 1.81% (1.25% + 0.16% + 0.40%)    1.15%        2.96%      $901    $3,714
  Core Bond                                1.81% (1.25% + 0.16% + 0.40%)    0.70%        2.51%      $856    $3,131
  Real Estate Securities                   1.81% (1.25% + 0.16% + 0.40%)    0.95%        2.76%      $881    $3,304


*Total Annual Insurance Charges include the insurance charges of 1.65% plus
 0.16% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.16%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 1.25% to a maximum rate of 1.50%. We will not increase the charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.

6. Taxes  The Contracts may be issued as an individual retirement annuity
(IRA), simplified employee pension (SEP), SIMPLE IRA, Roth IRA, tax deferred annuity (TDA), Section 457 deferred compensation plan, nontransferable annuity or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. With the exception of Roth IRAs and nontax-qualified annuities, purchase payments are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity (IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income, the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.

7. Access To Your Money You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for

Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B


withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out. Withdrawals are restricted for tax deferred annuities in some situations.


8. Performance The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The amount for the Contract fee for 2003 was 0.02% for the Front Load Contract and 0.16% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.


                                               PERFORMANCE

-------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                                                Calendar Year
Portfolio                                  2003   2002   2001   2000  1999  1998  1997  1996  1995  1994
---------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   32.37 -18.85  -4.27   6.16    NA    NA    NA    NA    NA    NA
  T. Rowe Price Small Cap Value            34.45  -6.07   1.52     NA    NA    NA    NA    NA    NA    NA
  Aggressive Growth Stock                  24.04 -21.56 -20.29   5.63 43.09  7.00 13.27 17.08 38.57  4.86
  International Growth                     38.27 -12.79  -9.61     NA    NA    NA    NA    NA    NA    NA
  Franklin Templeton International Equity  39.74 -17.83 -14.45  -1.30 22.26  4.27 11.70 20.38 13.98 -0.62
  AllianceBernstein Mid Cap Value*         32.69     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Index 400 Stock                          34.31 -14.99  -1.17  16.60    NA    NA    NA    NA    NA    NA
  Janus Capital Appreciation*              19.49     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Growth Stock                             18.33 -21.24 -14.66  -2.99 21.86 26.04 29.18 20.28 30.15    NA
  Large Cap Core Stock                     23.41 -28.57  -8.25  -7.45  6.92 22.50 29.37 19.34 30.44    NA
  Capital Guardian Domestic Equity         33.71 -21.65  -2.41     NA    NA    NA    NA    NA    NA    NA
  T. Rowe Price Equity Income*             23.21     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Index 500 Stock                          27.77 -22.48 -12.34  -9.23 20.33 28.06 32.51 22.11 36.54  0.67
  Asset Allocation                         20.00 -10.72  -2.33     NA    NA    NA    NA    NA    NA    NA
  Balanced                                 17.38  -8.02  -3.66   -.69 10.66 18.26 20.89 12.86 25.74 -0.53
  High Yield Bond                          28.39  -3.40   4.48  -5.09 -0.97 -2.35 15.25 19.15 16.17    NA
  Select Bond                               4.94  11.51   9.79   9.64 -1.54  6.52  8.90  2.77 18.48 -3.34
  Money Market                              0.71   1.13   3.38   5.74  4.56  4.88  4.93  4.74  5.28  3.52
Fidelity VIP Mid Cap Portfolio*            40.18     NA     NA     NA    NA    NA    NA    NA    NA    NA
Russell Investment Funds
  Multi-Style Equity                       28.19 -23.59 -14.65 -12.72    NA    NA    NA    NA    NA    NA
  Aggressive Equity                        44.84 -19.48  -2.87  -1.18    NA    NA    NA    NA    NA    NA
  Non-U.S.                                 38.07 -15.59 -22.44 -14.88    NA    NA    NA    NA    NA    NA
  Core Bond                                 5.59   8.27   6.85   9.43    NA    NA    NA    NA    NA    NA
  Real Estate Securities                   36.50   3.26   7.28  26.58    NA    NA    NA    NA    NA    NA



*From commencement of operations on May 1, 2003 through December 31, 2003.


                                                              Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B



                                              PERFORMANCE

-------------------------------------------------------------------------------------------
BACK LOAD CONTRACT                                                 Calendar Year
Portfolio                                  2003   2002   2001   2000  1999  1998  1997  1996  1995  1994
---------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   31.20 -19.56  -5.11   5.23    NA    NA    NA    NA    NA    NA
  T. Rowe Price Small Cap Value            33.27  -6.89   1.07     NA    NA    NA    NA    NA    NA    NA
  Aggressive Growth Stock                  22.95 -22.25 -20.99   4.71 41.79  6.06 12.28 16.05 37.37  3.95
  International Growth                     37.05 -13.55 -10.01     NA    NA    NA    NA    NA    NA    NA
  Franklin Templeton International Equity  38.50 -18.55 -15.20  -2.17 21.19  3.37 10.72 19.32 12.99 -1.48
  AllianceBernstein Mid Cap Value*         31.91     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Index 400 Stock                          33.13 -15.73  -2.04  15.59    NA    NA    NA    NA    NA    NA
  Janus Capital Appreciation*              18.78     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Growth Stock                             17.28 -21.93 -15.41  -3.84 20.80 24.93 28.05 19.22 29.01    NA
  Large Cap Core Stock                     22.32 -29.20  -9.06  -8.26  5.99 21.43 28.23 18.29 29.31    NA
  Capital Guardian Domestic Equity         32.53 -22.34  -2.85     NA    NA    NA    NA    NA    NA    NA
  T. Rowe Price Equity Income*             22.48     NA     NA     NA    NA    NA    NA    NA    NA    NA
  Index 500 Stock                          26.64 -23.16 -13.11 -10.02 19.23 26.94 31.35 21.03 35.35 -0.21
  Asset Allocation                         18.94 -11.50  -2.76     NA    NA    NA    NA    NA    NA    NA
  Balanced                                 16.34  -8.82  -4.50  -1.55  9.66 17.23 19.83 11.87 24.64 -1.40
  High Yield Bond                          27.25  -4.24   3.57  -5.92 -1.84 -3.21 14.24 18.10 15.16    NA
  Select Bond                               4.02  10.53   8.83   8.68 -2.40  5.58  7.94  1.87 17.45 -4.18
  Money Market                             -0.18   0.24   2.47   4.82  3.64  3.96  4.01  3.81  4.36  2.62
Fidelity VIP Mid Cap Portfolio*            39.35     NA     NA     NA    NA    NA    NA    NA    NA    NA
Russell Investment Funds
  Multi-Style Equity                       27.06 -24.26 -15.41 -13.48    NA    NA    NA    NA    NA    NA
  Aggressive Equity                        43.56 -20.18  -3.73  -2.04    NA    NA    NA    NA    NA    NA
  Non-U.S.                                 36.85 -16.33 -23.12 -15.62    NA    NA    NA    NA    NA    NA
  Core Bond                                 4.66   7.33   5.91   8.48    NA    NA    NA    NA    NA    NA
  Real Estate Securities                   35.29   2.36   6.33  25.47    NA    NA    NA    NA    NA    NA



*From commencement of operations on May 1, 2003 through December 31, 2003.

9. Death Benefit If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased.


The death benefit will be adjusted, of course, for any purchase payments or withdrawals you have made. The death benefit may be paid as a lump sum, or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant, subject to the minimum required distributions discussed on page 35.


10. Other Information

Free Look If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

Avoid Probate In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

Automatic Dollar-Cost Averaging With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

Dollar cost averaging does not assure a profit or protect against (loss) in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT) Another convenient way to invest using the dollar-cost averaging approach is through

Account B Profile

   [LOGO] Northwestern Mutual  The Northwestern Mutual Life Insurance Company
                                       NML Variable Annuity Account B


our EFT Plan. These automatic withdrawals allow you to add to the portfolio(s) within your nontax-qualified Contract on a regular monthly basis through payments drawn directly on your checking account.

A program of regular investing cannot assure a profit or protect against a loss in a declining market.

Systematic Withdrawal Plan You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

Automatic Required Minimum Distributions (RMD) For IRAs, Simplified Employee Pension Plans, SIMPLE IRA Plans, 403(b) Plans and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Terminal Illness Benefit* Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

Nursing Home Benefit* Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

Portfolio Rebalancing To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

Only contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable funds, not the Guaranteed Interest Fund, and may not be used in conjunction with dollar cost averaging.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

*The benefit is not available in MA, NJ and NY.

Interest Sweeps If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the variable funds do not apply to interest sweeps. The GIF is not available in the back-load design MA, NJ, OR, and WA.

Northwestern Mutual Express 1-800-519-4665
Get up-to-date information about your nontax-qualified Contract at your convenience with your Contract number and your Personal Identification Number
(PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

Internet For information about Northwestern Mutual, visit us on our Website. Access fund performance information, forms for routine service and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract owners may also transfer invested assets among investment divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

www.northwesternmutual.com

These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries  If you need more information, please contact us at:

The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
1-888-455-2232


                                                              Account B Profile

PROSPECTUS

NML Variable Annuity Account B
This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

We offer the Contracts for use in these situations:

..  Individual Retirement Annuities (IRAs), including traditional IRAs,
   Simplified Employee Pensions (SEPs) and SIMPLE IRAs.

..  Roth IRAs.

..  Tax-Deferred Annuities (TDAs).

..  Section 457 deferred compensation plans.

.. Non-transferable annuities issued in exchange for fixed-dollar annuities received or distributions of termination benefits from tax-qualified plans or trusts.

..  Other situations that do not qualify for special tax treatment.

We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eighteen portfolios of Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio, and the five Russell Investment Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, AllianceBernstein Mid Cap Value, Index 400 Stock, Janus Capital Appreciation, Growth Stock, Large Cap Core Stock, Capital Guardian Domestic Equity, T. Rowe Price Equity Income, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Fidelity VIP Mid Cap Portfolio. Russell Investment Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond, Real Estate Securities.

The Account has 24 Divisions that correspond to the 19 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.


We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 36.



This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 39 of this prospectus.


This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is April 30, 2004.


                                                           Account B Prospectus

Contents for this Prospectus




                                                            Page
                                                            ----
                PROSPECTUS.................................   1
                 NML Variable Annuity Account B............   1
                INDEX OF SPECIAL TERMS.....................   3
                EXPENSE TABLE..............................   3
                 Annual Fund Operating Expenses............   4
                ACCUMULATION UNIT VALUES...................  13
                THE COMPANY................................  24
                NML VARIABLE ANNUITY ACCOUNT B.............  24
                THE FUNDS..................................  25
                THE CONTRACTS..............................  27
                 Purchase Payments Under the Contracts.....  27
                   Amount and Frequency....................  27
                   Application of Purchase Payments........  27
                 Net Investment Factor.....................  27
                 Benefits Provided Under the Contracts.....  28
                   Withdrawal Amount.......................  28
                   Death Benefit...........................  28
                   Maturity Benefit........................  29
                 Variable Payment Plans....................  29
                   Description of Payment Plans............  29
                   Amount of Annuity Payments..............  29
                   Assumed Investment Rate.................  29
                 Additional Information....................  30
                   Transfers Between Divisions and Payment
                     Plans.................................  30
                 Owners of the Contracts...................  30
                 Special Contract for Employers............  30
                 Deferment of Benefit Payments.............  31
                 Dividends.................................  31
                 Voting Rights.............................  31
                 Substitution and Change...................  31
                 Fixed Annuity Payment Plans...............  31
                 Performance Data..........................  31
                 Financial Statements......................  32
                THE GUARANTEED INTEREST FUND...............  32
                FEDERAL INCOME TAXES.......................  33
                 Qualified and Nontax-Qualified Plans......  33



                                                            Page
                                                            ----
                Contribution Limitations and General
                  Requirements Applicable to Contracts.....  33
                  Traditional IRA..........................  33
                  SEP......................................  33
                  SIMPLE IRA...............................  33
                  Roth IRA.................................  33
                  Tax Deferred Annuity.....................  34
                  Section 457 Plan.........................  34
                  Nontransferable Annuity..................  34
                  Nontax-qualified Contract................  34
                Taxation of Contract Benefits..............  34
                  IRAs, SEPs, SIMPLE IRAs, TDAs and
                    Section 457 Plans and Nontransferable
                    Annuities..............................  34
                  Roth IRAs................................  35
                  Nonqualified Contracts...................  35
                  Premature Withdrawals....................  35
                  Minimum Distribution Requirements........  35
                  Mandatory Withholding....................  36
                Taxation of Northwestern Mutual............  36
                Other Considerations.......................  36
               DEDUCTIONS..................................  36
                  Sales Load...............................  36
                Mortality Rate and Expense Risk Charges....  36
                  Contract Fee.............................  37
                Withdrawal Charge..........................  37
                  Enhanced Death Benefit Charge............  38
                  Premium Taxes............................  38
                  Expenses for the Portfolios and Funds....  38
                  Contracts Issued Prior to March 31, 2000.  38
                  Contracts Issued Prior to March 31, 1995.  38
                  Contracts Issued Prior to December 17,
                    1981...................................  38
                  Certain Nontax-Qualified Contracts.......  39
                  Dividends for Contracts Issued Prior to
                    March 31, 2000.........................  39
                  Internal Annuity Exchange................  39
               DISTRIBUTION OF THE CONTRACTS...............  39


 The Table of Contents for the Statement of Additional Information appears on the page following page 39 of this prospectus.

Account B Prospectus

Index of Special Terms

The following special terms used in this prospectus are discussed at the pages indicated.

                       Term                          Page
                       ----                          ----
                       Accumulation Unit............  27
                       Annuity (or Annuity Payments)  29
                       Net Investment Factor........  27
                       Payment Plans................  29


                             Term              Page
                             ----              ----
                             Annuitant........  29
                             Maturity Date....  29
                             Owner............  30
                             Withdrawal Amount  28

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Account divisions. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual fund operating expenses which are shown in the table on the following page.

Expense Table

Front Load Contract

           Transaction Expenses for Contractowners
           Maximum Sales Load (as a percentage of purchase
            payments)..........................................  4.5%
           Withdrawal Charge...................................  None
           Maximum Transfer Charge (up to 12 transfers per year
            guaranteed free; all transfer charges currently
            waived)............................................ $  25

           Annual Expenses of the Account
            (as a percentage of assets)
           Current Mortality and Expense Risk Fees*........... 0.50%
           Maximum Mortality and Expense Risk Fees*........... 0.75%
           Other Expenses.....................................  None
                                                               -----
           Total Current Separate Account Annual Expenses*.... 0.50%
           Total Maximum Separate Account Annual Expenses*.... 0.75%

           Annual Contract Fee
           $30; waived if the Contract Value equals or exceeds
            $25,000

           Annual Charge for Optional Enhanced Death Benefit
           Maximum Charge (as a percentage of the benefit)**.. 0.40%

        ---------------------------------------------------------------

Back Load Contract

          Transaction Expenses for Contractowners
          Sales Load (as a percentage of purchase payments)....   None
          Withdrawal Charge for Sales Expenses (as a percentage
           of amounts withdrawn)...............................  0%-6%
          Maximum Transfer Charge (up to 12 transfers per year
           guaranteed free; all transfer charges currently
           waived)............................................. $   25

           Annual Expenses of the Account
            (as a percentage of assets)
           Current Mortality and Expense Risk Fees*........... 1.25%
           Maximum Mortality and Expense Risk Fees*........... 1.50%
           Other Expenses.....................................  None
                                                               -----
           Total Current Separate Account Annual Expenses*.... 1.25%
           Total Maximum Separate Account Annual Expenses*.... 1.50%

           Annual Contract Fee
           $30; waived if the Contract Value equals or exceeds
            $25,000

           Annual Charge for Optional Enhanced Death Benefit
           Maximum Charge (as a percentage of the benefit)**.. 0.40%

* We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract.
**The maximum charge is for issue age 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

                                                           Account B Prospectus

Annual Fund Operating Expenses



This table describes the fees and expenses for the Portfolios and Funds that you will pay daily during the time that you own the Contract. The table shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2003. Information for the Russell Investment Funds has been restated to reflect current fee waivers and expense reimbursement as set forth in the footnotes for those funds. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.



              Charge                               Minimum Maximum
              ------                               ------- -------
              Total Annual Fund Operating Expenses  0.20%   1.41%



                                                                                         Total Net Operating
                                                                                         Expenses (Including
                                                     Investment                  Total   Contractual Waivers,
                                                      Advisory   Other   12b-1 Operating   Limitations and
Portfolio or Fund                                       Fees    Expenses Fees  Expenses    Reimbursements)
-----------------                                    ---------- -------- ----- --------- --------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock Portfolio..................   0.58%     0.01%      --   0.59%          0.59%
  T. Rowe Price Small Cap Value Portfolio/(a)/......   0.85%     0.05%      --   0.90%          0.90%
  Aggressive Growth Stock Portfolio.................   0.52%     0.00%      --   0.52%          0.52%
  International Growth Portfolio/(b)/...............   0.75%     0.50%      --   1.25%          1.10%
  Franklin Templeton International Equity Portfolio.   0.67%     0.07%      --   0.74%          0.74%
  AllianceBernstein Mid Cap Value Portfolio/(c)/....   0.85%     0.09%      --   0.94%          0.94%
  Index 400 Stock Portfolio.........................   0.25%     0.02%      --   0.27%          0.27%
  Janus Capital Appreciation Portfolio/(d)/.........   0.80%     0.10%      --   0.90%          0.90%
  Growth Stock Portfolio............................   0.42%     0.01%      --   0.43%          0.43%
  Large Cap Core Stock Portfolio....................   0.45%     0.01%      --   0.46%          0.46%
  Capital Guardian Domestic Equity Portfolio/(e)/...   0.65%     0.02%      --   0.67%          0.67%
  T. Rowe Price Equity Income Portfolio/(f)/........   0.65%     0.12%      --   0.77%          0.75%
  Index 500 Stock Portfolio.........................   0.20%     0.00%      --   0.20%          0.20%
  Asset Allocation Portfolio/(g)/...................   0.59%     0.14%      --   0.73%          0.73%
  Balanced Portfolio................................   0.30%     0.00%      --   0.30%          0.30%
  High Yield Bond Portfolio.........................   0.49%     0.03%      --   0.52%          0.52%
  Select Bond Portfolio.............................   0.30%     0.00%      --   0.30%          0.30%
  Money Market Portfolio/(h)/.......................   0.30%     0.00%      --   0.30%          0.00%

Fidelity VIP Mid Cap Portfolio......................   0.58%     0.12%   0.25%   0.95%          0.95%

Russell Investment Funds
  Multi-Style Equity Fund/(j)/......................   0.78%     0.17%      --   0.95%          0.87%
  Aggressive Equity Fund/(k)/.......................   0.95%     0.31%      --   1.26%          1.06%
  Non-U.S. Fund/(l)/................................   0.95%     0.46%      --   1.41%          1.16%
  Core Bond Fund/(m)/...............................   0.60%     0.18%      --   0.78%          0.71%
  Real Estate Securities Fund/(n)/..................   0.85%     0.10%      --   0.95%          0.95%



/(a)/T. Rowe Price Small Cap Value Portfolio   Northwestern Mutual Series
     Fund's advisor, Mason Street Advisors, LLC ("MSA"), has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.


/(b)/International Growth Portfolio   MSA has contractually agreed to waive, at
    least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.10% of the average net assets of the International Growth Portfolio.


/(c)/AllianceBernstein Mid Cap Value Portfolio   MSA has contractually agreed
    to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.


/(d)/Janus Capital Appreciation Portfolio   MSA has contractually agreed to
     waive, at least until December 31, 2008, a portion of its 0.80% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.90% of the average daily net assets on an annual basis.


/(e)/Capital Guardian Domestic Equity Portfolio   MSA has contractually agreed
     to waive, at least until December 31, 2006, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

Account B Prospectus

/(f)/T. Rowe Price Equity Income Portfolio   MSA has contractually agreed to
    waive, at least until December 31, 2008, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the T. Rowe Price Equity Income Portfolio.


/(g)/Asset Allocation Portfolio   MSA has contractually agreed to waive, at
     least until December 31, 2006, a portion of its 0.59% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.


/(h)/Money Market Portfolio   MSA has voluntarily waived its management fee
     since December 2, 2002. Taking the fee waiver into account the total operating expenses were 0.00% of the average net assets of the Money Market Portfolio.


/(j)/Multi-Style Equity Fund   The Fund's Manager, Frank Russell Investment
    Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2005, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.


/(k)/Aggressive Equity Fund   FRIMCo has contractually agreed to waive, at
    least until April 30, 2005, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.


/(l)/Non-U.S. Fund   FRIMCo has contractually agreed to waive, at least until
     April 30, 2005, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.


/(m)/Core Bond Fund   FRIMCo has contractually agreed to waive, at least until
     April 30, 2005, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.


/(n)/Real Estate Securities Fund   FRIMCo has contractually agreed to waive, at
     least until April 30, 2005, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.


                                                           Account B Prospectus

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and fees and expenses for the Portfolios of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds (the "Portfolios and Funds"). The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios and Funds as shown in the Table on page 4. Your actual costs may be higher or lower, based on these assumptions.

EXAMPLE

Front Load Contract Without the Enhanced Death Benefit--You would pay the following expenses on each $10,000 investment, assuming 5% annual return:


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $558   $787   $1,034   $1,895
     T. Rowe Price Small Cap Value...........  $588   $879   $1,192   $2,225
     Aggressive Growth Stock.................  $551   $766   $  998   $1,819
     International Growth....................  $607   $938   $1,324   $2,548
     Franklin Templeton International Equity.  $573   $832   $1,111   $2,056
     AllianceBernstein Mid Cap Value.........  $592   $891   $1,212   $2,267
     Index 400 Stock.........................  $527   $691   $  869   $1,543
     Janus Capital Appreciation..............  $588   $879   $1,192   $2,225
     Growth Stock............................  $543   $739   $  952   $1,721
     Large Cap Core Stock....................  $546   $748   $  968   $1,754
     Capital Guardian Domestic Equity........  $566   $811   $1,075   $1,981
     T. Rowe Price Equity Income.............  $574   $835   $1,116   $2,079
     Index 500 Stock.........................  $520   $670   $  833   $1,465
     Asset Allocation........................  $572   $829   $1,106   $2,046
     Balanced................................  $530   $700   $  885   $1,577
     High Yield Bond.........................  $551   $766   $  998   $1,819
     Select Bond.............................  $530   $700   $  885   $1,577
     Money Market............................  $501   $609   $  728   $1,237

   Fidelity VIP Mid Cap Portfolio............  $593   $894   $1,217   $2,277

   Russell Investment Funds
     Multi-Style Equity......................  $585   $884   $1,207   $2,269
     Aggressive Equity.......................  $603   $959   $1,346   $2,573
     Non-U.S.................................  $612   $997   $1,414   $2,718
     Core Bond...............................  $569   $834   $1,121   $2,090
     Real Estate Securities..................  $593   $894   $1,217   $2,277

Account B Prospectus

EXAMPLE

Back Load Contract Without the Enhanced Death Benefit--You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) surrender just prior to the end of each time period:


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $803  $1,229  $1,480   $2,479
     T. Rowe Price Small Cap Value...........  $835  $1,323  $1,637   $2,793
     Aggressive Growth Stock.................  $796  $1,207  $1,444   $2,406
     International Growth....................  $855  $1,383  $1,770   $3,100
     Franklin Templeton International Equity.  $818  $1,274  $1,556   $2,632
     AllianceBernstein Mid Cap Value.........  $839  $1,335  $1,657   $2,833
     Index 400 Stock.........................  $771  $1,131  $1,315   $2,143
     Janus Capital Appreciation..............  $835  $1,323  $1,637   $2,793
     Growth Stock............................  $787  $1,180  $1,398   $2,313
     Large Cap Core Stock....................  $790  $1,189  $1,413   $2,344
     Capital Guardian Domestic Equity........  $811  $1,253  $1,521   $2,561
     T. Rowe Price Equity Income.............  $819  $1,277  $1,561   $2,654
     Index 500 Stock.........................  $764  $1,109  $1,278   $2,069
     Asset Allocation........................  $817  $1,271  $1,551   $2,622
     Balanced................................  $774  $1,140  $1,330   $2,175
     High Yield Bond.........................  $796  $1,207  $1,444   $2,406
     Select Bond.............................  $774  $1,140  $1,330   $2,175
     Money Market............................  $744  $1,047  $1,173   $1,852

   Fidelity VIP Mid Cap Portfolio............  $840  $1,338  $1,662   $2,842

   Russell Investment Funds
     Multi-Style Equity......................  $832  $1,327  $1,653   $2,834
     Aggressive Equity.......................  $850  $1,404  $1,792   $3,124
     Non-U.S.................................  $860  $1,442  $1,860   $3,262
     Core Bond...............................  $814  $1,276  $1,567   $2,664
     Real Estate Securities..................  $840  $1,338  $1,662   $2,842


                                                           Account B Prospectus

You would pay the following expenses on the same $10,000 investment, assuming no surrender or annuitization:


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $203   $629   $1,080   $2,479
     T. Rowe Price Small Cap Value...........  $235   $723   $1,237   $2,793
     Aggressive Growth Stock.................  $196   $607   $1,044   $2,406
     International Growth....................  $255   $783   $1,370   $3,100
     Franklin Templeton International Equity.  $218   $674   $1,156   $2,632
     AllianceBernstein Mid Cap Value.........  $239   $735   $1,257   $2,833
     Index 400 Stock.........................  $171   $531   $  915   $2,143
     Janus Capital Appreciation..............  $235   $723   $1,237   $2,793
     Growth Stock............................  $187   $580   $  998   $2,313
     Large Cap Core Stock....................  $190   $589   $1,013   $2,344
     Capital Guardian Domestic Equity........  $211   $653   $1,121   $2,561
     T. Rowe Price Equity Income.............  $219   $677   $1,161   $2,654
     Index 500 Stock.........................  $164   $509   $  878   $2,069
     Asset Allocation........................  $217   $671   $1,151   $2,622
     Balanced................................  $174   $540   $  930   $2,175
     High Yield Bond.........................  $196   $607   $1,044   $2,406
     Select Bond.............................  $174   $540   $  930   $2,175
     Money Market............................  $144   $447   $  733   $1,852

   Fidelity VIP Mid Cap Portfolio............  $240   $738   $1,262   $2,842

   Russell Investment Funds
     Multi-Style Equity......................  $232   $727   $1,253   $2,834
     Aggressive Equity.......................  $250   $804   $1,392   $3,124
     Non-U.S.................................  $260   $842   $1,460   $3,262
     Core Bond...............................  $214   $676   $1,167   $2,664
     Real Estate Securities..................  $240   $738   $1,262   $2,842

Account B Prospectus

EXAMPLE

Front Load Contract With the Enhanced Death Benefit--You would pay the following expenses on each $10,000 investment, assuming (1) 5% annual return and (2) election of the enhanced death benefit at maximum charge (issue ages 56-65):


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $598  $  911  $1,249   $2,367
     T. Rowe Price Small Cap Value...........  $628  $1,002  $1,404   $2,689
     Aggressive Growth Stock.................  $591  $  890  $1,213   $2,293
     International Growth....................  $647  $1,061  $1,535   $3,005
     Franklin Templeton International Equity.  $612  $  955  $1,324   $2,524
     AllianceBernstein Mid Cap Value.........  $632  $1,014  $1,424   $2,730
     Index 400 Stock.........................  $567  $  816  $1,086   $2,024
     Janus Capital Appreciation..............  $628  $1,002  $1,404   $2,689
     Growth Stock............................  $582  $  863  $1,168   $2,197
     Large Cap Core Stock....................  $585  $  872  $1,183   $2,229
     Capital Guardian Domestic Equity........  $606  $  935  $1,289   $2,451
     T. Rowe Price Equity Income.............  $613  $  958  $1,329   $2,547
     Index 500 Stock.........................  $560  $  795  $1,050   $1,947
     Asset Allocation........................  $611  $  952  $1,319   $2,514
     Balanced................................  $570  $  825  $1,101   $2,057
     High Yield Bond.........................  $591  $  890  $1,213   $2,293
     Select Bond.............................  $570  $  825  $1,101   $2,057
     Money Market............................  $541  $  735  $  946   $1,725

   Fidelity VIP Mid Cap Portfolio............  $632  $1,017  $1,429   $2,740

   Russell Investment Funds
     Multi-Style Equity......................  $625  $1,007  $1,419   $2,732
     Aggressive Equity.......................  $642  $1,081  $1,557   $3,029
     Non-U.S.................................  $652  $1,119  $1,624   $3,171
     Core Bond...............................  $608  $  957  $1,335   $2,557
     Real Estate Securities..................  $632  $1,017  $1,429   $2,740


                                                           Account B Prospectus

EXAMPLE

Back Load Contract With the Enhanced Death Benefit--You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (3) surrender just prior to the end of each time period:


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $845  $1,356  $1,699   $2,950
     T. Rowe Price Small Cap Value...........  $876  $1,449  $1,854   $3,256
     Aggressive Growth Stock.................  $838  $1,335  $1,663   $2,879
     International Growth....................  $896  $1,509  $1,985   $3,556
     Franklin Templeton International Equity.  $860  $1,401  $1,774   $3,099
     AllianceBernstein Mid Cap Value.........  $880  $1,461  $1,874   $3,295
     Index 400 Stock.........................  $813  $1,259  $1,536   $2,623
     Janus Capital Appreciation..............  $876  $1,449  $1,854   $3,256
     Growth Stock............................  $829  $1,308  $1,618   $2,788
     Large Cap Core Stock....................  $832  $1,317  $1,633   $2,818
     Capital Guardian Domestic Equity........  $853  $1,380  $1,739   $3,030
     T. Rowe Price Equity Income.............  $861  $1,404  $1,779   $3,120
     Index 500 Stock.........................  $806  $1,238  $1,500   $2,550
     Asset Allocation........................  $859  $1,398  $1,769   $3,089
     Balanced................................  $816  $1,268  $1,551   $2,654
     High Yield Bond.........................  $838  $1,335  $1,663   $2,879
     Select Bond.............................  $816  $1,268  $1,551   $2,654
     Money Market............................  $785  $1,177  $1,396   $2,338

   Fidelity VIP Mid Cap Portfolio............  $881  $1,464  $1,879   $3,304

   Russell Investment Funds
     Multi-Style Equity......................  $873  $1,454  $1,870   $3,297
     Aggressive Equity.......................  $891  $1,530  $2,007   $3,579
     Non-U.S.................................  $901  $1,568  $2,074   $3,714
     Core Bond...............................  $856  $1,403  $1,785   $3,131
     Real Estate Securities..................  $881  $1,464  $1,879   $3,304

Account B Prospectus

You would pay the following expenses on the same $10,000 investment, assuming
(1) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (2) no surrender or annuitization:


                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $245   $756   $1,299   $2,950
     T. Rowe Price Small Cap Value...........  $276   $849   $1,454   $3,256
     Aggressive Growth Stock.................  $238   $735   $1,263   $2,879
     International Growth....................  $296   $909   $1,585   $3,556
     Franklin Templeton International Equity.  $260   $801   $1,374   $3,099
     AllianceBernstein Mid Cap Value.........  $280   $861   $1,474   $3,295
     Index 400 Stock.........................  $213   $659   $1,136   $2,623
     Janus Capital Appreciation..............  $276   $849   $1,454   $3,256
     Growth Stock............................  $229   $708   $1,218   $2,788
     Large Cap Core Stock....................  $232   $717   $1,233   $2,818
     Capital Guardian Domestic Equity........  $253   $780   $1,339   $3,030
     T. Rowe Price Equity Income.............  $261   $804   $1,379   $3,120
     Index 500 Stock.........................  $206   $638   $1,100   $2,550
     Asset Allocation........................  $259   $798   $1,369   $3,089
     Balanced................................  $216   $668   $1,151   $2,654
     High Yield Bond.........................  $238   $735   $1,263   $2,879
     Select Bond.............................  $216   $668   $1,151   $2,654
     Money Market............................  $185   $577   $  996   $2,338

   Fidelity VIP Mid Cap Portfolio............  $281   $864   $1,479   $3,304

   Russell Investment Funds
     Multi-Style Equity......................  $273   $854   $1,470   $3,297
     Aggressive Equity.......................  $291   $930   $1,607   $3,579
     Non-U.S.................................  $301   $968   $1,674   $3,714
     Core Bond...............................  $256   $803   $1,385   $3,131
     Real Estate Securities..................  $281   $864   $1,479   $3,304


                                                           Account B Prospectus

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. We make no withdrawal charge upon annuitization if you select a variable payment plan, but we may make a withdrawal charge in some circumstances if you select a fixed payment plan. See "Withdrawal Charge", p. 37. The $30 annual Contract fee is reflected as .02% in the Front Load Contract and .16% in the Back Load Contract based on the annual contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 30 and "Deductions", p. 36, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2003 operations for the Portfolios and their predecessors and the Funds. Expenses for the T. Rowe Price Small Cap Value, International Growth, AllianceBernstein Mid Cap Value, Janus Capital Appreciation, Capital Guardian Domestic Equity, T. Rowe Price Equity Income and Asset Allocation Portfolios and for each of the Russell Investment Funds reflect fee waivers and expense reimbursements that the Portfolios' and Fund's advisers have voluntarily agreed to make for the year 2004. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.



                                                 December 31
                                 -------------------------------------------
                                    2003       2002       2001       2000
                                 ---------- ---------- ---------- ----------
   Small Cap Growth Stock
    Division
    Front Load Version
      Accumulation Unit
       Value....................      $.931      $.703      $.866      $9.04
      Number of Units
       Outstanding.............. 19,735,948 17,111,206 13,882,912  7,316,566
    Back Load Version
      Accumulation Unit
       Value....................     $1.957     $1.489     $1.848     $1.945
      Number of Units
       Outstanding.............. 16,083,009 12,979,575  9,860,219  4,277,781
   T. Rowe Price Small Cap
    Value Division
    Front Load Version/(c)/
      Accumulation Unit
       Value....................     $1.283      $.954     $1.015         --
      Number of Units
       Outstanding..............  6,109,525  3,723,284    968,632         --
    Back Load Version/(c)/
      Accumulation Unit
       Value....................     $1.260      $.944     $1.012         --
      Number of Units
       Outstanding.............. 11,021,518  6,524,843  1,214,673         --
   Aggressive Growth Stock
    Division
    Front Load Version
      Accumulation Unit
       Value....................      $.700      $.564      $.719      $.902
      Number of Units
       Outstanding.............. 27,992,902 24,744,380 19,893,765 10,356,483
    Back Load Version
      Accumulation Unit
       Value....................     $4.319     $3.507     $4.504     $5.692
      Number of Units
       Outstanding..............  8,470,192  6,999,890  5,063,533  2,023,069
   International Growth Division
    Front Load Version/(c)/
      Accumulation Unit
       Value....................     $1.091      $.789      $.904         --
      Number of Units
       Outstanding..............  4,570,532  2,244,917    501,875         --
    Back Load Version/(c)/
      Accumulation Unit
       Value....................     $1.071      $.780      $.901         --
      Number of Units
       Outstanding..............  7,404,623  3,186,044    601,797         --
   Franklin Templeton
    International Equity
    Division
    Front Load Version
      Accumulation Unit
       Value....................      $.979      $.700      $.852      $.996
      Number of Units
       Outstanding.............. 22,004,368 16,906,871 13,406,091  5,686,115
    Back Load Version
      Accumulation Unit
       Value....................     $2.163     $1.560     $1.912     $2.251
      Number of Units
       Outstanding.............. 14,221,114 10,599,030  6,860,629  2,537,947
   AllianceBernstein Mid Cap
    Value Division
    Front Load Version/(d)/
      Accumulation Unit
       Value....................     $1.327         --         --         --
      Number of Units
       Outstanding..............    963,535         --         --         --
    Back Load Version/(d)/
      Accumulation Unit
       Value....................     $1.321         --         --         --
      Number of Units
       Outstanding..............    802,201         --         --         --



/(c)/The initial investments were made on July 31, 2001.


/(d)/The initial investments were made on May 1, 2003.



                                                 December 31
                                  ------------------------------------------
                                     2003       2002       2001      2000
                                  ---------- ---------- ---------- ---------
    Index 400 Stock Division
     Front Load Version
       Accumulation Unit
        Value....................     $1.169      $.870     $1.024    $1.036
       Number of Units
        Outstanding.............. 18,361,848 15,676,867 11,324,256 4,843,932
     Back Load Version
       Accumulation Unit
        Value....................     $1.430     $1.072     $1.271    $1.295
       Number of Units
        Outstanding.............. 26,857,445 20,322,215 13,127,356 4,692,710
    Janus Capital Appreciation
     Division
     Front Load Version/(d)/
       Accumulation Unit
        Value....................     $1.195         --         --        --
       Number of Units
        Outstanding..............    518,814         --         --        --
     Back Load Version/(d)/
       Accumulation Unit
        Value....................     $1.189         --         --        --
       Number of Units
        Outstanding..............    704,647         --         --        --
    Growth Stock Division
     Front Load Version
       Accumulation Unit
        Value....................      $.730      $.616      $.783     $.917
       Number of Units
        Outstanding.............. 30,217,066 25,303,120 17,374,417 8,814,919
     Back Load Version
       Accumulation Unit
        Value....................     $2.258     $1.922     $2.458    $2.902
       Number of Units
        Outstanding.............. 15,099,499 12,076,113  8,560,047 3,640,112
    Large Cap Core Stock Division
     Front Load Version
       Accumulation Unit
        Value....................      $.718      $.582      $.814     $.887
       Number of Units
        Outstanding.............. 14,589,005 12,642,505 10,591,635 3,882,580
     Back Load Version
       Accumulation Unit
        Value....................     $1.838     $1.500     $2.116    $2.323
       Number of Units
        Outstanding..............  8,666,979  7,080,067  5,243,396 1,644,497
    Capital Guardian Domestic
     Equity Division
     Front Load Version/(c)/
       Accumulation Unit
        Value....................     $1.023      $.765      $.976        --
       Number of Units
        Outstanding..............  9,477,867  5,903,229  1,363,585        --
     Back Load Version/(c)/
       Accumulation Unit
        Value....................     $1.005      $.757      $.973        --
       Number of Units
        Outstanding.............. 12,004,130  6,507,006  1,485,693        --
    T. Rowe Price Equity Income
     Division
     Front Load Version/(d)/
       Accumulation Unit Value...     $1.232         --         --        --
       Number of Units
        Outstanding..............  1,764,492         --         --        --
     Back Load Version/(d)/
       Accumulation Unit
        Value....................     $1.226         --         --        --
       Number of Units
        Outstanding..............  1,306,298         --         --        --





                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)


                                                December 31
                                -------------------------------------------
                                   2003       2002       2001       2000
                                ---------- ---------- ---------- ----------
     Index 500 Stock Division
       Front Load Version
        Accumulation Unit
         Value.................      $.772      $.604      $.779      $.888
        Number of Units
         Outstanding........... 47,611,354 37,988,421 29,925,056 15,753,049
       Back Load Version
        Accumulation Unit
         Value.................     $3.765     $2.968     $3.857     $4.432
        Number of Units
         Outstanding........... 17,486,511 12,797,034  8,434,994  3,225,796
     Asset Allocation Division
       Front Load Version/(c)/
        Accumulation Unit
         Value.................     $1.047      $.872      $.977         --
        Number of Units
         Outstanding........... 14,610,795  8,284,846  1,018,582         --
       Back Load Version/(c)/
        Accumulation Unit
         Value.................     $1.028      $.863      $.974         --
        Number of Units
         Outstanding........... 25,358,428 12,265,921  1,830,932         --
     Balanced Division
       Front Load Version
        Accumulation Unit
         Value.................     $1.013      $.863      $.938      $.973
        Number of Units
         Outstanding........... 88,940,061 68,762,047 47,954,594 17,720,378
       Back Load Version
        Accumulation Unit
         Value.................     $7.499     $6.435     $7.047     $7.368
        Number of Units
         Outstanding........... 15,788,431 11,764,085  8,427,354  2,559,744



/(c)/The initial investment was made on July 31, 2001.


                                               December 31
                               -------------------------------------------
                                  2003       2002       2001       2000
                               ---------- ---------- ---------- ----------
      High Yield Bond Division
        Front Load Version
         Accumulation Unit
          Value...............     $1.249      $.973     $1.007      $.963
         Number of Units
          Outstanding.........  9,024,728  6,137,852  4,078,758  1,352,168
        Back Load Version
         Accumulation Unit
          Value...............     $1.815     $1.424     $1.485     $1.432
         Number of Units
          Outstanding.........  8,033,689  4,421,943  2,772,630    680,911
      Select Bond Division
        Front Load Version
         Accumulation Unit
          Value...............     $1.387     $1.321     $1.185     $1.079
         Number of Units
          Outstanding......... 38,034,865 27,366,821 13,120,975  3,378,026
        Back Load Version
         Accumulation Unit
          Value...............     $9.572     $9.188     $8.300     $7.615
         Number of Units
          Outstanding.........  7,243,943  5,161,060  2,097,513    267,017
      Money Market Division
        Front Load Version
         Accumulation Unit
          Value...............     $1.100     $1.092     $1.080     $1.044
         Number of Units
          Outstanding......... 20,832,819 25,725,741 21,133,363 10,538,786
        Back Load Version
         Accumulation Unit
          Value...............     $2.734     $2.735     $2.724     $2.655
         Number of Units
          Outstanding......... 12,115,262 13,766,612  9,317,527  2,855,056


14


Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 2000 (continued)

Fidelity VIP Mid Cap Portfolio



                                                December 31, 2003
                                                -----------------
               Fidelity VIP Mid Cap Division
                 Front Load Version/(d)/
                  Accumulation Unit Value......        $1.402
                  Number of Units Outstanding..       745,958
                 Back Load Version/(d)/
                  Accumulation Unit Value......        $1.395
                  Number of Units Outstanding..     1,627,553



/(d)/The initial investment was made on May 1, 2003.


Russell Investment Funds


                                                December 31
                                 -----------------------------------------
                                    2003       2002      2001      2000
                                 ---------- ---------- --------- ---------
     Multi-Style Equity Division
       Front Load Version
        Accumulation Unit
         Value..................      $.736       $574     $.751     $.880
        Number of Units
         Outstanding............ 19,067,020 13,019,470 9,523,304 3,416,461
       Back Load Version
        Accumulation Unit
         Value..................      $.756      $.594     $.783     $.925
        Number of Units
         Outstanding............ 22,289,607 14,503,579 9,084,152 3,280,473
     Aggressive Equity Division
       Front Load Version
        Accumulation Unit
         Value..................     $1.055      $.728     $.904     $.930
        Number of Units
         Outstanding............  5,456,830  3,936,448 3,416,050 1,645,007
       Back Load Version
        Accumulation Unit
         Value..................     $1.196      $.832    $1.040    $1.079
        Number of Units
         Outstanding............  6,635,255  4,016,709 2,555,549   962,707
     Non-U.S. Division
       Front Load Version
        Accumulation Unit
         Value..................      $.770      $.557     $.660     $.851
        Number of Units
         Outstanding............  9,842,979  7,745,475 6,652,947 3,081,050
       Back Load Version
        Accumulation Unit
         Value..................      $.929      $.678     $.809    $1.050
        Number of Units
         Outstanding............ 10,707,186  7,623,045 4,874,145 2,125,848



                                             December 31
                               ----------------------------------------
                                  2003      2002      2001      2000
                               ---------- --------- --------- ---------
        Core Bond Division
          Front Load Version
           Accumulation Unit
            Value.............     $1.314    $1.244    $1.149    $1.075
           Number of Units
            Outstanding.......  9,361,016 7,159,196 4,757,265 1,207,021
          Back Load Version
           Accumulation Unit
            Value.............     $1.277    $1.218    $1.133    $1.068
           Number of Units
            Outstanding....... 11,676,257 7,728,642 4,018,947 1,018,885
        Real Estate Securities
          Front Load Version
           Accumulation Unit
            Value.............     $1.877    $1.375    $1.331    $1.241
           Number of Units
            Outstanding.......  7,967,258 6,056,265 3,359,466   970,869
          Back Load Version
           Accumulation Unit
            Value.............     $1.710    $1.262    $1.231    $1.156
           Number of Units
            Outstanding....... 13,868,204 9,469,037 4,572,402   889,886




                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.


                                                                            December 31
                                 ---------------------------------------------------------------------------------------
                                    2003       2002       2001       2000       1999       1998       1997       1996
                                 ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Small Cap Growth Stock Division
  Front Load Version/(a)/
   Accumulation Unit Value......     $2.036     $1.536     $1.891     $1.973     $1.856         --         --         --
   Number of Units Outstanding.. 11,600,061 12,239,721 15,922,457 16,125,306  5,929,217         --         --         --
  Back Load Version/(a)/
   Accumulation Unit Value......     $1.957     $1.489     $1,848     $1.945     $1.846         --         --         --
   Number of Units Outstanding.. 25,653,341 25,390,799 26,051,895 24,929,903  6,829,130         --         --         --
T. Rowe Price Small Cap Value
 Division
  Front Load Version/(c)/
   Accumulation Unit Value......     $1.286      $.955     $1.016         --         --         --         --         --
   Number of Units Outstanding..  5,733,203  4,920,040  1,493,941         --         --         --         --         --
  Back Load Version/(c)/
   Accumulation Unit Value......     $1.260      $.944     $1.012         --         --         --         --         --
   Number of Units Outstanding.. 10,683,810  8,559,526  2,002,419         --         --         --         --         --
Aggressive Growth Stock Division
  Front Load Version
   Accumulation Unit Value......     $2.191     $1.764     $2.247     $2.815     $2.662     $1.859     $1.735     $1.530
   Number of Units Outstanding.. 30,456,618 33,977,551 39,698,939 43,573,219 38,181,332 38,301,039 30,869,455 19,593,516
  Back Load Version
   Accumulation Unit Value......     $4.319     $3.507     $4.504     $5.692     $5.428     $3.808     $3.585     $3.188
   Number of Units Outstanding.. 46,941,627 49,785,661 54,333,105 55,934,656 50,370,063 50,240,828 42,824,318 29,722,778
International Growth Division
  Front Load Version/(c)/
   Accumulation Unit Value......     $1.093      $.790      $.904         --         --         --         --         --
   Number of Units Outstanding..  2,420,702  1,817,763    893,244         --         --         --         --         --
  Back Load Version/(c)/
   Accumulation Unit Value......     $1.071      $.780      $.901         --         --         --         --         --
   Number of Units Outstanding..  4,200,021  2,169,803    477,797         --         --         --         --         --
Franklin Templeton International
 Equity Division
  Front Load Version
   Accumulation Unit Value......     $1.913     $1.368     $1.663     $1.941     $1.964     $1.605     $1.537     $1.374
   Number of Units Outstanding.. 26,200,049 28,873,593 43,786,596 36,295,316 32,350,775 30,705,368 24,895,817 12,485,204
  Back Load Version
   Accumulation Unit Value......     $2.163     $1.560     $1.912     $2.251     $2.298     $1.893     $1.829     $1.649
   Number of Units Outstanding.. 57,187,012 59,523,613 63,464,527 65,229,652 59,168,433 58,015,141 49,418,651 27,579,179
AllianceBernstein Mid Cap Value
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......     $1.328         --         --         --         --         --         --         --
   Number of Units Outstanding..    566,371         --         --         --         --         --         --         --
  Back Load Version/(d)/
   Accumulation Unit Value......     $1.321         --         --         --         --         --         --         --
   Number of Units Outstanding..    914,679         --         --         --         --         --         --         --



                                 ----------
                                   1995
                                 ---------
Small Cap Growth Stock Division
  Front Load Version/(a)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(a)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
T. Rowe Price Small Cap Value
 Division
  Front Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
Aggressive Growth Stock Division
  Front Load Version
   Accumulation Unit Value......    $1.305
   Number of Units Outstanding.. 5,338,263
  Back Load Version
   Accumulation Unit Value......    $2.743
   Number of Units Outstanding.. 8,294,210
International Growth Division
  Front Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
Franklin Templeton International
 Equity Division
  Front Load Version
   Accumulation Unit Value......    $1.140
   Number of Units Outstanding.. 2,784,309
  Back Load Version
   Accumulation Unit Value......    $1.380
   Number of Units Outstanding.. 7,214,357
AllianceBernstein Mid Cap Value
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..
  Back Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --



/(a)/The initial investment was made on April 30, 1999.


/(c)/The initial investments were made on July 31, 2001.


/(d)/The initial investment was made on May 1, 2003.

Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)


                                                                            December 31
                                 ---------------------------------------------------------------------------------------
                                    2003       2002       2001       2000       1999       1998       1997       1996
                                 ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Index 400 Stock Division
  Front Load Version/(a)/
   Accumulation Unit Value......     $1.488     $1.106     $1.300     $1.314     $1.125         --         --         --
   Number of Units Outstanding.. 15,074,031 15,907,140 16,641,763 14,867,219  6,253,334         --         --         --
  Back Load Version/(a)/
   Accumulation Unit Value......     $1.430     $1.072     $1.271     $1.295     $1.119         --         --         --
   Number of Units Outstanding.. 33,698,201 32,533,243 27,948,785 22,152,604  7,576,930         --         --         --
Janus Capital Appreciation
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......     $1.196         --         --         --         --         --         --         --
   Number of Units Outstanding..    298,705         --         --         --         --         --         --         --
  Back Load Version/(d)/
   Accumulation Unit Value......     $1.189         --         --         --         --         --         --         --
   Number of Units Outstanding..    612,139         --         --         --         --         --         --         --
Growth Stock Division
  Front Load Version
   Accumulation Unit Value......     $2.246     $1.896     $2.405     $2.815     $2.898     $2.375     $1.883     $1.456
   Number of Units Outstanding.. 23,255,037 25,488,985 30,387,726 33,453,807 29,613,096 20,435,890 12,915,731  6,777,198
  Back Load Version
   Accumulation Unit Value......     $2.258     $1.922     $2.458     $2.902     $3.013     $2.491     $1.991     $1.552
   Number of Units Outstanding.. 56,586,944 59,194,944 63,541,355 65,153,124 58,030,851 43,931,364 30,083,122 17,808,617
Large Cap Core Stock Division
  Front Load Version
   Accumulation Unit Value......     $1.828     $1.480     $2.069     $2.253     $2.431     $2.271     $1.852     $1.430
   Number of Units Outstanding.. 20,623,381 23,652,881 29,263,116 32,089,215 34,268,909 28,665,538 19,189,183  9,882,138
  Back Load Version
   Accumulation Unit Value......     $1.838     $1.500     $2.116     $2.323     $2.528     $2.382     $1.959     $1.525
   Number of Units Outstanding.. 54,319,174 57,393,540 65,286,277 67,399,622 69,825,444 60,018,961 43,671,623 24,818,409
Capital Guardian Domestic
 Equity Division
  Front Load Version/(c)/
   Accumulation Unit Value......     $1.025      $.766      $.976         --         --         --         --         --
   Number of Units Outstanding..  7,381,826  5,595,838  1,938,379         --         --         --         --         --
  Back Load Version/(c)/
   Accumulation Unit Value......     $1.005      $.757      $.973         --         --         --         --         --
   Number of Units Outstanding.. 13,170,129  9,478,669  2,435,683         --         --         --         --         --
T. Rowe Price Equity Income
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......     $1.233         --         --         --         --         --         --         --
   Number of Units Outstanding..    794,526         --         --         --         --         --         --         --
  Back Load Version/(d)/
   Accumulation Unit Value......     $1.226         --         --         --         --         --         --         --
   Number of Units Outstanding..  1,741,960         --         --         --         --         --         --         --



                                 ----------
                                   1995
                                 ---------
Index 400 Stock Division
  Front Load Version/(a)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(a)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
Janus Capital Appreciation
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
Growth Stock Division
  Front Load Version
   Accumulation Unit Value......    $1.209
   Number of Units Outstanding.. 1,715,092
  Back Load Version
   Accumulation Unit Value......    $1.300
   Number of Units Outstanding.. 3,952,191
Large Cap Core Stock Division
  Front Load Version
   Accumulation Unit Value......    $1.197
   Number of Units Outstanding.. 3,530,232
  Back Load Version
   Accumulation Unit Value......    $1.287
   Number of Units Outstanding.. 7,514,293
Capital Guardian Domestic
 Equity Division
  Front Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
T. Rowe Price Equity Income
 Division
  Front Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(d)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --



/(a)/The initial investment was made on April 30, 1999.


/(c)/The initial investment was made on July 31, 2001.


/(d)/The initial investments were made on May 1, 2003.



                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)


                                                                            December 31
                                 ----------------------------------------------------------------------------------------
                                    2003       2002       2001       2000       1999        1998       1997       1996
                                 ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Index 500 Stock Division
  Front Load Version
   Accumulation Unit Value......     $2.477     $1.936     $2.495     $2.843      $3.128     $2.597     $2.026     $1.527
   Number of Units Outstanding.. 46,362,562 51,158,950 59,351,073 65,635,496  64,985,029 49,367,899 32,584,892 17,301,664
  Back Load Version
   Accumulation Unit Value......     $3.765     $2.968     $3.857     $4.432      $4.919     $4.037     $3.175     $2.414
   Number of Units Outstanding.. 82,632,130 86,075,344 93,733,031 97,164,361  93,536,733 74,933,584 53,900,586 31,553,915
Asset Allocation Division
  Front Load Version/(c)/
   Accumulation Unit Value......     $1.050      $.874      $.977         --          --         --         --         --
   Number of Units Outstanding..  9,419,602  7,155,880  2,155,852         --          --         --         --         --
  Back Load Version/(c)/
   Accumulation Unit Value......     $1.028      $.863      $.974         --          --         --         --         --
   Number of Units Outstanding.. 18,344,632 10,512,707  2,594,700         --          --         --         --         --
Balanced Division
  Front Load Version
   Accumulation Unit Value......     $2.198     $1.871     $2.031     $2.106      $2.118     $1.912     $1.615     $1.334
   Number of Units Outstanding.. 66,400,831 73,767,182 88,804,688 97,628,015 102,078,367 72,292,495 43,288,762 24,916,332
  Back Load Version
   Accumulation Unit Value......     $7.499     $6.435     $7.047     $7.368      $7.473     $6.771     $5.768     $4.806
   Number of Units Outstanding.. 50,672,379 52,815,904 57,631,400 60,156,780  60,554,119 50,001,293 37,392,725 24,088,931
High Yield Bond Division
  Front Load Version
   Accumulation Unit Value......     $1.833     $1.426     $1.474     $1.409      $1.483     $1.496     $1.530     $1.326
   Number of Units Outstanding.. 12,057,111 13,150,685 15,351,843 15,642,373  17,635,247 19,796,158 11,305,194  4,518,513
  Back Load Version
   Accumulation Unit Value......     $1.815     $1.424     $1.485     $1.432      $1.520     $1.546     $1.595     $1.394
   Number of Units Outstanding.. 25,165,640 25,851,213 27,704,458 28,261,950  31,364,004 34,432,479 22,019,285 10,288,680
Select Bond Division
  Front Load Version
   Accumulation Unit Value......     $1.884     $1.793     $1.606     $1.461      $1.331     $1.350     $1.266     $1.161
   Number of Units Outstanding.. 29,002,604 33,757,514 31,704,805 28,492,696  29,869,748 22,093,895 12,652,127  6,391,221
  Back Load Version
   Accumulation Unit Value......     $9.572     $9.188     $8.300     $7.615      $6.996     $7.088     $6.703     $6.201
   Number of Units Outstanding.. 11,538,095 12,269,348 10,113,548  8,458,657   8,674,455  8,005,277  5,418,476  3,653,656
Money Market Division
  Front Load Version
   Accumulation Unit Value......     $1.409     $1.397     $1.380     $1.333      $1.259     $1.203     $1.146     $1.091
   Number of Units Outstanding.. 21,077,095 42,940,997 38,574,176 58,572,481  57,765,350 27,165,662 16,238,723 11,210,749
  Back Load Version
   Accumulation Unit Value......     $2.734     $2.735     $2.724     $2.655      $2.529     $2.431     $2.335     $2.241
   Number of Units Outstanding.. 21,524,948 27,441,083 25,637,013 20,230,487  30,818,748 22,512,853 14,615,063 12,209,698



                                 ----------
                                   1995
                                 ---------
Index 500 Stock Division
  Front Load Version
   Accumulation Unit Value......    $1.249
   Number of Units Outstanding..   278,235
  Back Load Version
   Accumulation Unit Value......    $1.991
   Number of Units Outstanding..   471,752
Asset Allocation Division
  Front Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
  Back Load Version/(c)/
   Accumulation Unit Value......        --
   Number of Units Outstanding..        --
Balanced Division
  Front Load Version
   Accumulation Unit Value......    $1.181
   Number of Units Outstanding..   164,302
  Back Load Version
   Accumulation Unit Value......    $4.290
   Number of Units Outstanding..   372,457
High Yield Bond Division
  Front Load Version
   Accumulation Unit Value......    $1.112
   Number of Units Outstanding.. 1,418,382
  Back Load Version
   Accumulation Unit Value......    $1.178
   Number of Units Outstanding.. 2,700,647
Select Bond Division
  Front Load Version
   Accumulation Unit Value......    $1.129
   Number of Units Outstanding..    26,732
  Back Load Version
   Accumulation Unit Value......    $6.078
   Number of Units Outstanding..    50,828
Money Market Division
  Front Load Version
   Accumulation Unit Value......    $1.040
   Number of Units Outstanding..   327,441
  Back Load Version
   Accumulation Unit Value......    $2.156
   Number of Units Outstanding..   379,473



/(c)/The initial investment was made on July 31, 2001.


18


Account B Prospectus

Accumulation Unit Values
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity VIP Mid Cap Portfolio


                                                December 31, 2003
                                                -----------------
               Fidelity VIP Mid Cap Division
                 Front Load Version/(d)/
                  Accumulation Unit Value......        $1.403
                  Number of Units Outstanding..       707,975
                 Back Load Version/(d)/
                  Accumulation Unit Value......        $1.395
                  Number of Units Outstanding..     1,337,182



/(d)/The initial investment was made on May 1, 2003.


Russell Investment Funds


                                                      December 31
                                 ------------------------------------------------------
                                    2003       2002       2001       2000       1999
                                 ---------- ---------- ---------- ---------- ----------
Multi-Style Equity Division
  Front Load Version/(a)/
   Accumulation Unit Value......      $.787      $.613      $.801      $.938     $1.073
   Number of Units Outstanding.. 20,288,317 20,046,435 23,334,172 25,693,117 14,702,392
  Back Load Version/(a)/
   Accumulation Unit Value......      $.756      $.594      $.783      $.925     $1.067
   Number of Units Outstanding.. 28,254,083 25,858,008 26,373,061 24,591,986 15,268,513
Aggressive Equity Division
  Front Load Version/(a)/
   Accumulation Unit Value......     $1.244      $.858     $1.064     $1.094     $1.106
   Number of Units Outstanding..  7,791,434  7,408,055  7,916,330  8,881,058  4,174,119
  Back Load Version/(a)/
   Accumulation Unit Value......     $1.196      $.832     $1.040     $1.079     $1.100
   Number of Units Outstanding.. 10,081,792  8,902,496  8,918,984  8,228,003  4,192,812
Non-U.S. Division
  Front Load Version/(a)/
   Accumulation Unit Value......      $.966      $.699      $.827     $1.065     $1.250
   Number of Units Outstanding..  9,930,082 10,489,012 12,452,057 13,438,754  5,811,225
  Back Load Version/(a)/
   Accumulation Unit Value......      $.929      $.678      $.809     $1.050     $1.243
   Number of Units Outstanding.. 13,585,020 12,428,512 12,691,490 11,778,072  4,937,116
Core Bond Division
  Front Load Version/(a)/
   Accumulation Unit Value......     $1.328     $1.256     $1.159     $1.083      $.989
   Number of Units Outstanding..  8,808,106  9,417,461 10,026,718  9,765,167  5,501,177
  Back Load Version/(a)/
   Accumulation Unit Value......     $1.277     $1.218     $1.133     $1.068      $.983
   Number of Units Outstanding.. 10,201,541  9,785,769  8,767,348  6,769,585  4,595,473
Real Estate Securities Division
  Front Load Version/(a)/
   Accumulation Unit Value......     $1.779     $1.302     $1.259     $1.172      $.925
   Number of Units Outstanding..  7,182,463  7,294,758  6,200,817  5,029,444  2,828,333
  Back Load Version/(a)/
   Accumulation Unit Value......     $1.710     $1.262     $1.231     $1.156      $.920
   Number of Units Outstanding.. 15,820,065 13,381,267  7,836,969  4,955,290  2,072,707



/(a)/The initial investments were made on April 30, 1999.



                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.


                                                                            December 31
                      -----------------------------------------------------------------------------------------------------------
                         2003        2002        2001        2000        1999        1998        1997        1996        1995
                      ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Small Cap Growth
 Stock Division
  Accumulation Unit
   Value/(a)/........      $1.957      $1.489      $1.848      $1.945      $1.846          --          --          --          --
  Number of Units
   Outstanding.......  29,757,334  30,160,090  33,098,672  34,272,180  13,315,327          --          --          --          --
T. Rowe Price Small
 Cap Value Division
  Accumulation Unit
   Value/(c)/........      $1.260       $.944      $1.012          --          --          --          --          --          --
  Number of Units
   Outstanding.......  18,087,716  13,871,365   2,822,064          --          --          --          --          --          --
Aggressive Growth
 Stock Division
  Accumulation Unit
   Value.............      $4.319      $3.507      $4.504      $5.692      $5.428      $3.822      $3.598      $3.200      $2.753
  Number of Units
   Outstanding.......  89,547,583  98,102,497 109,859,708 118,817,594 118,954,187 142,251,000 157,775,380 162,837,073 147,960,662
International Growth
 Division
  Accumulation Unit
   Value/(c)/........      $1.071       $.780       $.901          --          --          --          --          --          --
  Number of Units
   Outstanding.......   6,595,124   3,340,865     562,207          --          --          --          --          --          --
Franklin Templeton
 International Equity
 Division
  Accumulation Unit
   Value.............      $2.163      $1.560      $1.912      $2.251      $2.298      $1.893      $1.829      $1.649      $1.380
  Number of Units
   Outstanding....... 103,922,076 112,474,064 125,486,737 136,785,885 143,590,615 169,478,000 194,160,450 190,864,716 179,261,185
AllianceBernstein Mid
 Cap Value Division
  Accumulation Unit
   Value/(d)/........      $1.321          --          --          --          --          --          --          --          --
  Number of Units
   Outstanding.......   1,777,682          --          --          --          --          --          --          --          --
Index 400 Stock
 Division
  Accumulation Unit
   Value/(a)/........      $1.430      $1.072      $1.271      $1.295      $1.119          --          --          --          --
  Number of Units
   Outstanding.......  38,975,371  37,757,306  33,195,315  26,409,862   7,869,853          --          --          --          --
Janus Capital
 Appreciation
 Division
  Accumulation Unit
   Value/(d)/........      $1.189          --          --          --          --          --          --          --          --
  Number of Units
   Outstanding.......   1,018,422          --          --          --          --          --          --          --          --
Growth Stock Division
  Accumulation Unit
   Value/(b)/........      $2.258      $1.922      $2.458      $2.902      $3.013      $2.491      $1.991      $1.552      $1.300
  Number of Units
   Outstanding.......  54,899,034  58,923,625  66,217,385  71,406,848  66,687,549  55,526,000  45,562,063  37,212,487  24,827,801



                      ------------
                         1994
                      -----------
Small Cap Growth
 Stock Division
  Accumulation Unit
   Value/(a)/........          --
  Number of Units
   Outstanding.......          --
T. Rowe Price Small
 Cap Value Division
  Accumulation Unit
   Value/(c)/........          --
  Number of Units
   Outstanding.......          --
Aggressive Growth
 Stock Division
  Accumulation Unit
   Value.............      $2.001
  Number of Units
   Outstanding....... 123,249,312
International Growth
 Division
  Accumulation Unit
   Value/(c)/........          --
  Number of Units
   Outstanding.......          --
Franklin Templeton
 International Equity
 Division
  Accumulation Unit
   Value.............      $1.220
  Number of Units
   Outstanding....... 186,097,279
AllianceBernstein Mid
 Cap Value Division
  Accumulation Unit
   Value/(d)/........          --
  Number of Units
   Outstanding.......          --
Index 400 Stock
 Division
  Accumulation Unit
   Value/(a)/........          --
  Number of Units
   Outstanding.......          --
Janus Capital
 Appreciation
 Division
  Accumulation Unit
   Value/(d)/........          --
  Number of Units
   Outstanding.......          --
Growth Stock Division
  Accumulation Unit
   Value/(b)/........      $1.006
  Number of Units
   Outstanding.......  12,213,322



/(a)/The initial investments were made on April 30, 1999.


/(b)/The initial investment was made on May 3, 1994.


/(c)/The initial investments were made on July 31, 2001.


/(d)/The initial investments were made on May 1, 2003.


20


Account B Prospectus

Accumulation Unit Values
Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)


                                                                            December 31
                      -----------------------------------------------------------------------------------------------------------
                         2003        2002        2001        2000        1999        1998        1997        1996        1995
                      ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Large Cap Core Stock
 Division
  Accumulation Unit
   Value/(b)/........      $1.838      $1.500      $2.116      $2.323      $2.528      $2.382      $1.959      $1.525      $1.287
  Number of Units
   Outstanding.......  51,410,884  56,245,882  67,221,960  71,781,083  83,676,884  87,082,000  80,719,502  63,969,388  52,866,200
Capital Guardian
 Domestic Equity
 Division
  Accumulation Unit
   Value/(c)/........      $1.005       $.757       $.973          --          --          --          --          --          --
  Number of Units
   Outstanding.......  20,936,464  15,367,555   2,631,660          --          --          --          --          --          --
T. Rowe Price Equity
 Income Division
  Accumulation Unit
   Value/(d)/........      $1.226          --          --          --          --          --          --          --          --
  Number of Units
   Outstanding.......   3,150,164          --          --          --          --          --          --          --          --
Index 500 Stock
 Division
  Accumulation Unit
   Value.............      $3.765      $2.968      $3.857      $4.432      $4.919      $4.119      $3.240      $2.463      $2.032
  Number of Units
   Outstanding....... 116,959,562 124,921,338 140,197,508 152,124,600 165,311,237 163,099,000 156,622,110 146,945,069 134,818,674
Asset Allocation
 Division
  Accumulation Unit
   Value/(c)/........      $1.028       $.863       $.974          --          --          --          --          --          --
  Number of Units
   Outstanding.......  31,855,327  20,094,063   4,917,440          --          --          --          --          --          --
Balanced Division
  Accumulation Unit
   Value.............      $7.499      $6.435      $7.047      $7.368      $7.473      $6.805      $5.796      $4.830      $4.311
  Number of Units
   Outstanding....... 204,665,975 217,113,399 237,544,475 253,369,070 281,204,060 303,184,000 315,853,927 331,700,359 347,995,936
High Yield Bond
 Division
  Accumulation Unit
   Value/(b)/........      $1.815      $1.424      $1.485      $1.432      $1.520      $1.546      $1.595      $1.394      $1.178
  Number of Units
   Outstanding.......  20,664,086  18,690,912  20,388,323  20,853,325  25,579,785  32,974,000  28,965,737  18,022,623  13,474,146
Select Bond Division
  Accumulation Unit
   Value.............      $9.572      $9.188      $8.300      $7.615      $6.996      $7.157      $6.768      $6.261      $6.137
  Number of Units
   Outstanding.......  17,983,611  20,033,605  16,893,081  14,469,582  17,090,593  19,458,000  18,885,862  19,498,362  21,048,883
Money Market Division
  Accumulation Unit
   Value.............      $2.734      $2.735      $2.724      $2.655      $2.529      $2.436      $2.340      $2.246      $2.161
  Number of Units
   Outstanding.......  37,795,665  49,898,646  48,197,528  38,915,842  52,168,990  46,757,000  33,000,108  35,677,445  34,040,829



                      -------------
                          1994
                      ------------
Large Cap Core Stock
 Division
  Accumulation Unit
   Value/(b)/........        $.994
  Number of Units
   Outstanding.......   31,542,581
Capital Guardian
 Domestic Equity
 Division
  Accumulation Unit
   Value/(c)/........           --
  Number of Units
   Outstanding.......           --
T. Rowe Price Equity
 Income Division
  Accumulation Unit
   Value/(d)/........           --
  Number of Units
   Outstanding.......           --
Index 500 Stock
 Division
  Accumulation Unit
   Value.............       $1.499
  Number of Units
   Outstanding.......  119,845,898
Asset Allocation
 Division
  Accumulation Unit
   Value/(c)/........           --
  Number of Units
   Outstanding.......           --
Balanced Division
  Accumulation Unit
   Value.............       $3.453
  Number of Units
   Outstanding.......  363,391,482
High Yield Bond
 Division
  Accumulation Unit
   Value/(b)/........ $      1.022
  Number of Units
   Outstanding.......    7,229,418
Select Bond Division
  Accumulation Unit
   Value............. $      5.217
  Number of Units
   Outstanding.......   20,642,740
Money Market Division
  Accumulation Unit
   Value.............       $2.067
  Number of Units
   Outstanding.......   31,466,730



/(b)/The initial investments were made on May 3, 1994.


/(c)/The initial investments were made on July 31, 2001.


/(d)/The initial investment was made on May 1, 2003.



                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity VIP Mid Cap Portfolio


                                               December 31, 2003
                                               -----------------
               Fidelity VIP Mid Cap Division
                 Accumulation Unit Value/(d)/.        $1.395
                 Number of Units Outstanding..     2,590,329



/(d)/The initial investment was made on May 1, 2003.


Russell Investment Funds


                                                     December 31
                                ------------------------------------------------------
                                   2003       2002       2001       2000       1999
                                ---------- ---------- ---------- ---------- ----------
Multi-Style Equity Division
  Accumulation Unit Value/(a)/.      $.756      $.594      $.783      $.925     $1.067
  Number of Units Outstanding.. 23,379,383 22,003,517 23,789,522 22,597,286 14,784,953
Aggressive Equity Division
  Accumulation Unit Value/(a)/.     $1.196      $.832     $1.040     $1.079     $1.100
  Number of Units Outstanding.. 12,920,683  9,413,073  9,889,843 10,041,175  6,268,375
Non-U.S. Division
  Accumulation Unit Value/(a)/.      $.929      $.678      $.809     $1.050     $1.243
  Number of Units Outstanding.. 14,034,395 13,476,704 13,605,076 14,090,409  7,403,677
Core Bond Division
  Accumulation Unit Value/(a)/.     $1.277     $1.218     $1.134     $1.068      $.983
  Number of Units Outstanding.. 11,930,275 10,480,759  7,626,070  4,950,184  3,415,035
Real Estate Securities Division
  Accumulation Unit Value/(a)/.     $1.710     $1.262     $1.231     $1.156      $.920
  Number of Units Outstanding.. 19,386,720 16,346,912  9,256,072  5,199,881  2,245,122



/(a)/The initial investments were made on April 30, 1999.


22


Account B Prospectus

Accumulation Unit Values
Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.


                                                                                      December 31
                                        ----------------------------------------------------------------------------------
                                          2003      2002      2001      2000      1999       1998       1997       1996
                                        --------- --------- --------- --------- --------- ---------- ---------- ----------
Small Cap Growth Stock Division
  Accumulation Unit Value/(a)/.........    $2.003    $1.517    $1.873    $1.961    $1.852         --         --         --
  Number of Units Outstanding..........   262,401   312,568   380,998   403,484   215,103         --         --         --
T. Rowe Price Small Cap Value Division
  Accumulation Unit Value/(c)/.........    $1.275     $.951    $1.014        --        --         --         --         --
  Number of Units Outstanding..........   316,276   185,108        --        --        --         --         --         --
Aggressive Growth Stock Division
  Accumulation Unit Value..............    $4.611    $3.725    $4.760    $5.986    $5.680     $3.980     $3.728     $3.299
  Number of Units Outstanding..........   742,127   801,249   947,094 1,013,120   987,587  1,033,099  1,476,370  1,697,195
International Growth Division
  Accumulation Unit Value/(c)/.........    $1.084     $.786     $.903        --        --         --         --         --
  Number of Units Outstanding..........    76,331    16,888        --        --        --         --         --         --
Franklin Templeton International Equity
 Division
  Accumulation Unit Value..............    $2.282    $1.637    $1.997    $2.339    $2.376     $1.947     $1.872     $1.680
  Number of Units Outstanding.......... 1,034,947 1,093,077 1,273,380 1,337,231 1,529,763  1,521,122  2,125,863  2,276,960
AllianceBernstein Mid Cap Value
 Division
  Accumulation Unit Value/(d)/.........    $1.325        --        --        --        --         --         --         --
  Number of Units Outstanding..........    24,525        --        --        --        --         --         --         --
Index 400 Stock Division
  Accumulation Unit Value/(a)/.........    $1.464    $1.092    $1.288    $1.306    $1.123         --         --         --
  Number of Units Outstanding..........   469,538   505,240   477,933   361,009    67,233         --         --         --
Janus Capital Appreciation Division
  Accumulation Unit Value/(d)/.........    $1.193        --        --        --        --         --         --         --
  Number of Units Outstanding..........     8,285        --        --        --        --         --         --         --
Growth Stock Division
  Accumulation Unit Value/(b)/.........    $2.369    $2.007    $2.554    $3.000    $3.100     $2.549     $2.027     $1.573
  Number of Units Outstanding..........   594,959   516,914   656,290   677,369   595,016    334,810    263,014    239,460
Large Cap Core Stock Division
  Accumulation Unit Value/(b)/.........    $1.929    $1.567    $2.198    $2.402    $2.601     $2.438     $1.995     $1.546
  Number of Units Outstanding..........   408,926   427,477   543,635   566,163   645,397    433,265    551,213    221,275
Capital Guardian Domestic Equity
 Division
  Accumulation Unit Value/(c)/.........    $1.017     $.762     $.976        --        --         --         --         --
  Number of Units Outstanding..........   292,728   255,652        --        --        --         --         --         --
T. Rowe Price Equity Income Division
  Accumulation Unit Value/(d)/.........    $1.230        --        --        --        --         --         --         --
  Number of Units Outstanding..........    67,139        --        --        --        --         --         --         --
Index 500 Stock Division
  Accumulation Unit Value..............    $4.020    $3.153    $4.077    $4.661    $5.147     $4.289     $3.357     $2.539
  Number of Units Outstanding.......... 7,432,375 7,721,073 8,786,560 9,313,735 9,855,509 10,167,099 11,228,774 12,234,934
Asset Allocation Division
  Accumulation Unit Value/(c)/.........    $1.041     $.869     $.976        --        --         --         --         --
  Number of Units Outstanding..........   287,438   296,634     6,089        --        --         --         --         --
Balanced Division
  Accumulation Unit Value..............    $8.370    $7.147    $7.788    $8.102    $8.176     $7.408     $6.278     $5.205
  Number of Units Outstanding.......... 3,376,987 3,566,290 4,202,216 4,691,117 5,215,538  3,072,434  6,272,328  6,695,097
High Yield Bond Division
  Accumulation Unit Value/(b)/.........    $1.905    $1.487    $1.543    $1.480    $1.563     $1.582     $1.624     $1.412
  Number of Units Outstanding..........   129,698   121,683    88,091   110,541   128,688    139,262    251,003    125,053
Select Bond Division
  Accumulation Unit Value..............   $10.688   $10.207    $9.175    $8.376    $7.657     $7.794     $7.334     $6.750
  Number of Units Outstanding..........   609,489   663,785   684,173   744,251   843,819    956,838  1,078,985  1,151,998
Money Market Division
  Accumulation Unit Value..............    $3.052    $3.038    $3.011    $2.919    $2.767     $2.652     $2.535     $2.421
  Number of Units Outstanding..........   416,901   730,638 1,043,992 1,001,631 1,359,352  1,060,152    997,887  1,377,051



                                        ----------------------
                                           1995       1994
                                        ---------- ----------
Small Cap Growth Stock Division
  Accumulation Unit Value/(a)/.........         --         --
  Number of Units Outstanding..........         --         --
T. Rowe Price Small Cap Value Division
  Accumulation Unit Value/(c)/.........         --         --
  Number of Units Outstanding..........         --         --
Aggressive Growth Stock Division
  Accumulation Unit Value..............     $2.824     $2.042
  Number of Units Outstanding..........  1,617,883  1,474,133
International Growth Division
  Accumulation Unit Value/(c)/.........         --         --
  Number of Units Outstanding..........         --         --
Franklin Templeton International Equity
 Division
  Accumulation Unit Value..............     $1.398     $1.230
  Number of Units Outstanding..........  2,141,462  2,642,855
AllianceBernstein Mid Cap Value
 Division
  Accumulation Unit Value/(d)/.........         --         --
  Number of Units Outstanding..........         --         --
Index 400 Stock Division
  Accumulation Unit Value/(a)/.........         --         --
  Number of Units Outstanding..........         --         --
Janus Capital Appreciation Division
  Accumulation Unit Value/(d)/.........         --         --
  Number of Units Outstanding..........         --         --
Growth Stock Division
  Accumulation Unit Value/(b)/.........     $1.311         --
  Number of Units Outstanding..........     19,315         --
Large Cap Core Stock Division
  Accumulation Unit Value/(b)/.........     $1.298         --
  Number of Units Outstanding..........     32,681         --
Capital Guardian Domestic Equity
 Division
  Accumulation Unit Value/(c)/.........         --         --
  Number of Units Outstanding..........         --         --
T. Rowe Price Equity Income Division
  Accumulation Unit Value/(d)/.........         --         --
  Number of Units Outstanding..........         --         --
Index 500 Stock Division
  Accumulation Unit Value..............     $2.084     $1.530
  Number of Units Outstanding.......... 13,256,279 14,230,394
Asset Allocation Division
  Accumulation Unit Value/(c)/.........         --         --
  Number of Units Outstanding..........         --         --
Balanced Division
  Accumulation Unit Value..............     $4.623     $3.685
  Number of Units Outstanding..........  7,327,654  8,155,713
High Yield Bond Division
  Accumulation Unit Value/(b)/.........     $1.188         --
  Number of Units Outstanding..........     58,755         --
Select Bond Division
  Accumulation Unit Value..............     $6.583     $5.569
  Number of Units Outstanding..........  1,364,416  1,492,775
Money Market Division
  Accumulation Unit Value..............     $2.317     $2.206
  Number of Units Outstanding..........  1,358,156  1,458,463



/(a)/The initial investments were made on April 30, 1999.


/(b)/The initial investments were made on May 3, 1994.


/(c)/The initial investments were made on July 31, 2001.


/(d)/The initial investments were made on May 1, 2003.



                                                           Account B Prospectus

Accumulation Unit Values
Contracts Issued Prior to December 17, 1981 (continued)

Fidelity VIP Mid Cap Portfolio


                                               December 31, 2003
                                               -----------------
               Fidelity VIP Mid Cap Division
                 Accumulation Unit Value/(d)/.      $1.400
                 Number of Units Outstanding..      68,513



/(d)/The initial investment was made on May 1, 2003.


Russell Investment Funds


                                                  December 31
                                    ---------------------------------------
                                     2003    2002    2001    2000    1999
                                    ------- ------- ------- ------- -------
    Multi-Style Equity Division
      Accumulation Unit Value/(a)/.   $.774   $.605   $.794   $.932  $1.071
      Number of Units Outstanding.. 321,409 274,017 271,869 147,669 244,293
    Aggressive Equity Division
      Accumulation Unit Value/(a)/.  $1.224   $.847  $1.054  $1.088  $1.104
      Number of Units Outstanding.. 122,192 168,449 153,998 231,115 107,734
    Non-U.S. Division
      Accumulation Unit Value/(a)/.   $.951   $.690   $.820  $1.059  $1.247
      Number of Units Outstanding.. 111,953 100,239 114,897  94,720  34,751
    Core Bond Division
      Accumulation Unit Value/(a)/.  $1.307  $1.240  $1.148  $1.077   $.986
      Number of Units Outstanding..   5,724  24,997  10,497   2,034   2,029
    Real Estate Securities Division
      Accumulation Unit Value/(a)/.  $1.750  $1.285  $1.247  $1.165   $.923
      Number of Units Outstanding.. 235,279 185,154  28,139   6,452   2.135



/(a)/The initial investments were made on April 30, 1999.


--------------------------------------------------------------------------------
The Company


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $113.7 billion. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.
--------------------------------------------------------------------------------


NML Variable Annuity Account B
We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Account has twenty-four Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

24


Account B Prospectus

The Funds

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays MSA a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .85% for the T. Rowe Price Small Cap Value Portfolio and the AllianceBernstein Mid Cap Value Portfolio. Other expenses borne by the Portfolios range from .00% for the Aggressive Growth Stock, Index 500 Stock, Balanced, Select Bond, and Money Market Portfolios to .50% for the International Growth Portfolio. We provide the people and facilities MSA uses in performing its investment advisory functions and we are a party to the investment advisory agreement. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Franklin Templeton International Equity Portfolio, the Capital Guardian Domestic Equity Portfolio, the T. Rowe Price Small Cap Value Portfolio, the T. Rowe Price Equity Income Portfolio, the AllianceBernstein Mid Cap Value Portfolio and the Janus Capital Appreciation Portfolio.

The investment objectives and types of investments for each of the eighteen Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives.

Small Cap Growth Stock Portfolio The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the equity securities of small companies selected for their growth potential.

T. Rowe Price Small Cap Value Portfolio The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of small companies that are believed to be undervalued.

Aggressive Growth Stock Portfolio The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of companies selected for their growth potential.

International Growth Portfolio The investment objective of the International Growth Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of issuers from countries outside the United States ("U.S.") selected for their growth potential.

Franklin Templeton International Equity Portfolio The investment objective of the Franklin Templeton International Equity Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of issuers from countries outside the U.S. that are believed to be undervalued.

AllianceBernstein Mid Cap Value Portfolio The primary investment objective of the AllianceBernstein Mid Cap Value Portfolio is long-term growth of capital. Current income is a secondary objective. The Portfolio pursues these objectives by investing primarily in the equity securities of mid-sized companies that are believed to be undervalued.

Index 400 Stock Portfolio The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's Mid Cap 400 Index ("S&P MidCap 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index.

Janus Capital Appreciation Portfolio The investment objective of the Janus Capital Appreciation Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in equity securities selected for their growth potential.

Growth Stock Portfolio The primary investment objective of the Growth Stock Portfolio is long-term growth of capital. A secondary objective is to seek current income. The Portfolio seeks to achieve these objectives primarily by investing in the equity securities of companies that are selected for their growth potential.

Large Cap Core Stock Portfolio The investment objectives of the Large Cap Core Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives by investing primarily in the equity securities of large capitalization companies.

Capital Guardian Domestic Equity Portfolio The investment objectives of the Capital Guardian Domestic Equity Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives by investing primarily in the equity securities of U.S. issuers that are believed to be undervalued.


T. Rowe Price Equity Income Portfolio The investment objectives of the T. Rowe Price Equity Income Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives through investment in the common stock of established companies.


Index 500 Stock Portfolio The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio attempts to meet this objective by investing in stocks included in the S&P 500 Index.

                                                           Account B Prospectus

Asset Allocation Portfolio The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk. The Portfolio will follow a flexible policy for allocating assets among equity securities, debt investments, and cash or cash equivalents. Equity securities may include foreign stocks and debt investments may include non-investment grade obligations.

Balanced Portfolio The investment objective of the Balanced Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. The mix of investments among the three market sectors will be adjusted continuously.

High Yield Bond Portfolio The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. The Portfolio invests primarily in debt securities that are rated below investment grade by at least one major rating agency. High yield debt securities are often called "junk bonds".

Select Bond Portfolio The primary investment objective of the Select Bond Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets are invested primarily in debt securities that are rated investment grade by at least one major rating agency.

Money Market Portfolio The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Portfolio are invested in money market instruments and other debt investments with maturities not exceeding 397 days.

Fidelity VIP Mid Cap Portfolio


The Fidelity(R) VIP Mid Cap Portfolio is a fund of Variable Insurance Products Fund III, a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys Service Class 2 shares of the Fidelity(R) VIP Mid Cap Portfolio at their net asset value.


The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management and Research Company.

The Fidelity(R) VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index. The Portfolio normally invests primarily in common stocks. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Fidelity(R) Variable Insurance Products Service Class 2 Mid Cap Portfolio.

Russell Investment Funds

The Russell Investment Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Investment Funds at their net asset value without any sales charge.

The assets of each of the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

The investment objectives and types of investments for each of the five Russell Investment Funds are set forth below. There can be no assurance that the Funds will realize their objectives.

Multi-Style Equity Fund The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

Aggressive Equity Fund The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

Non-U.S. Fund The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

Core Bond Fund The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities

Account B Prospectus
and dollar-denominated obligations issued in the US by non- US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

Real Estate Securities Fund The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

For more information regarding the mutual funds, including information about their investment objectives and expenses, see the prospectuses for Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds attached to this prospectus. You should read the mutual fund prospectuses carefully before you invest in the Contracts.


--------------------------------------------------------------------------------

The Contracts

Purchase Payments Under The Contracts

Amount and Frequency A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. For Front Load Contracts the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in nontax-qualified situations the minimum initial purchase payment is $5,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.


Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 33.)


Application of Purchase Payments We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges", p. 36. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.


The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.


The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 27.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.



You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 32.


Net Investment Factor

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

                                                           Account B Prospectus

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 36.)


The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

Benefits Provided Under The Contracts

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.


Withdrawal Amount On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 37.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less than $2000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 33.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life. Required minimum distributions must be taken from your IRA, SEP, SIMPLE IRA TDA, Section 457 plan or nontransferable annuity after you attain age 70 1/2 or, in certain cases, retire. (See "Minimum Distribution Requirements", p. 35).



If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 37.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 29.)


Death Benefit


1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract value withdrawn. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 29 and "Variable Payment Plans", p. 29.



An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less an adjustment for every withdrawal as described above. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive since that Contract anniversary less an adjustment for every withdrawal made since that Contract anniversary. For each withdrawal we reduce the enhanced death benefit by the percentage of the Contract value withdrawn. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 38. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Account B Prospectus

2. Distribution of the Death Benefit.


Owner is the Annuitant. If the Owner is the Annuitant and the Owner dies before the maturity date, the beneficiary becomes entitled to the death benefit. The beneficiary may elect to receive the death benefit in a lump sum or under a variable payment plan. The beneficiary automatically becomes the new Owner and Annuitant and the Contract continues in force. The beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements discussed on page 35.


Owner is not the Annuitant. If the Owner is not the Annuitant and the Annuitant dies before the maturity date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no Contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, we pay the death benefit to the Owner.


Adjustment of Contract Value. On the date when the death benefit becomes payable, if the Contract continues in force we will set the Contract value at an amount equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 30.



Maturity Benefit Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 35). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.


Variable Payment Plans

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.


For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 33.


Description of Payment Plans  The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.


Amount of Annuity Payments We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 30.) We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.


Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment

                                                           Account B Prospectus

Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

Transfers Between Divisions and Payment Plans You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.


If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We may limit or modify a transfer request if we determine that the transfer would be to the disadvantage of other investors or if required by applicable laws or regulations. We may apply the limitation or modification to transfers to and/or from the Divisions. The limitation or modification may include, among others,



..  The requirement of a minimum time period between transfers;



..  Limitation of the dollar amount that you may transfer on any one day;



.. The requirement that you submit a transfer request in a particular form and/or by a specific process.



We reserve the right to modify or eliminate any transfer request process (including, among others, transfer requests via the Internet, via facsimile, or by telephone) for some or all Contract owners as we deem appropriate. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies.



You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 32.


After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.

Owners of the Contracts The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

Special Contract for Employers The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For

Account B Prospectus
certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

Deferment of Benefit Payments We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Dividends The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.


For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges", p. 36. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 39.


Voting Rights As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.

Substitution and Change We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.

2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.

3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.

4. We may change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.


Fixed Annuity Payment Plans We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 28, and "Withdrawal Charge", p. 37.)


Performance Data We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase

                                                           Account B Prospectus
payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.

We have included additional information about the performance data in the Statement of Additional Information.

Financial Statements Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.


--------------------------------------------------------------------------------

The Guaranteed Interest Fund


You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.



Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will not be less than an annual effective rate of 1.0%. Some states may require an interest rate higher than 1.0%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account. Investments in the Guaranteed Interest Fund are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.



Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)



The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 36. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Division.




Account B Prospectus

Federal Income Taxes

Qualified and Nontax-Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2. Roth IRAs pursuant to the provisions of Section 408A of the Code.

3. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4. Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts


The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent.



Traditional IRA   If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $3,000 for years 2003 through 2004 to an IRA or IRAs for their benefit. The amount increases to $4,000 for years 2005 through 2007 and $5,000 in 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $500 for years 2003 through 2005 and $1,000 thereafter is allowed for owners who are age 50 or older. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction phases out at an adjusted gross income ("AGI") of between $34,000--$44,000 (indexed through 2005) for single filers and between $54,000--$64,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000--$160,000.



The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA or any other plan in which the spouse participates that accepts rollovers.



An IRA is nonforfeitable and generally cannot be transferred.



SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee's compensation (up to $205,000, indexed) or $41,000 (indexed for 2004). In a SEP that permits employee contributions, the employee is allowed to contribute up to $13,000 for 2004, increasing by $1,000 annually to $15,000 in 2006, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $3,000 for 2004, $4,000 for 2005, and $5,000 for 2006, (indexed thereafter). The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee's gross income until distributed. The Contracts are nonforfeitable and nontransferable.



SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $9,000 for 2004, $10,000 for 2005 and an indexed amount thereafter. The employer must contribute either a matching contribution of up to 3% of the employee's compensation or non-elective contribution of 2% of the employee's compensation up to $205,000 (indexed for 2004) for each employee. A catch up contribution of $1,500 for 2004, $2,000 for 2005, $2,500 for 2006 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee's gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.



Roth IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $3,000 for years 2003 through 2004 to a Roth IRA or IRAs for their benefit. This amount is increased to $4,000 for years 2005 through 2007, $5,000 for 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner.


                                                           Account B Prospectus

A catch up contribution of $500 for years 2003 through 2005 and $1,000 for each year thereafter is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.



An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.



Tax Deferred Annuity Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee's account and the amount of your includible compensation for your most recent year of service:



Elective Deferrals Only: If there are elective employee deferrals only, the limit is the lesser of two rules: (1) the lesser of 100% of the employee's compensation (up to $205,000, indexed for 2004) or $41,000 (indexed for 2004 or (2) a flat dollar limit of $13,000 for 2004, $14,000 for 2005, and $15,000 for
2006, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $3,000 for 2004, $4,000 for 2005, and $5,000 for 2006,
indexed thereafter.



Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit is the lesser of 100% of compensation (up to $205,000, indexed for 2004) or $41,000 (indexed for 2004).



Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions cannot exceed the lesser of 100% of compensation (up to $205,000, indexed for 2004) or $41,000 (indexed for 2004).



Contributions and earnings thereon are not included in the employee's gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of severance of employment, death, disability or hardship (contributions only).


If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.


Section 457 Plan A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees' beneficiaries in a governmental plan and by the employer (subject to claims of the employer's general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation (up to $205,000, indexed for 2004) or $13,000 for 2004, increased by $1,000 annually up to $15,000 for 2006 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $3,000 for 2004, $4,000 for 2005, $5,000 for 2006 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee's gross income until they are paid or made available to the employee or the employee's beneficiary or, in the case of a governmental plan, until they are paid.


Nontransferable Annuity Nontransferable annuity contracts are contracts held in a tax-qualified plan or trust and transferred to the employee on the employee's separation from service or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Nontax-qualified Contract There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax- qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the

Account B Prospectus
contract." After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See "Minimum Distribution Requirements", p. 35). With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.


A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

Roth IRAs Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age
59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in
Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.

One or more nontax-qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner's life and the beneficiary designated by the Owner is required to take the balance of the Contract value within certain specified periods following the Owner's death.

The Owner must take the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the Owner and an assumed beneficiary who is ten years younger. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 or retires, if later.

                                                           Account B Prospectus

Upon the death of the Owner, the Owner's beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary's life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner's death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner's death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

Spousal Exceptions: If the Owner's spouse elects the life expectancy rule, distributions do not need to begin until the end of the year following the year of the Owner's death or, if later, by the end of the year the Owner would have attained age 70 1/2. Alternatively, the spouse may roll over the spouse's interest in the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse's own required beginning date.

2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner's lifetime. However, after the Owner's death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

3. Nonqualified Contracts The Owner of a nontax-qualified Contract is not required to take required minimum distributions during the Owner's lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner's death, instead of by December 31 of the calendar year following the year of death.

Mandatory Withholding Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or "eligible employer plan" that accepts rollovers. An "eligible employer plan" includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a
Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or are "required minimum distributions" because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual


We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 27 and "Deductions", below.


Other Considerations

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.


--------------------------------------------------------------------------------


Deductions

We will make the following deductions:

Sales Load For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:


           Cumulative Purchase Payments Paid Under the Contract Rate
           ---------------------------------------------------- ----
                          First $100,000....................... 4.5%
                          Next $400,000........................ 2.0%
                          Balance over $500,000................ 1.0%


Mortality Rate and Expense Risk Charges


Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 27) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity

Account B Prospectus

Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.


Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p. 37.


As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 31, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 36), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.


Contract Fee On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $25,000 or more.

Withdrawal Charge

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

                                 Category Rate
                                 -------- ----
                                  Eight..  6%
                                  Seven..  6%
                                  Six....  6%
                                  Five...  5%
                                  Four...  4%
                                  Three..  3%
                                  Two....  2%
                                  One....  1%
                                  Zero...  0%

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

                                                           Account B Prospectus

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Sales Expenses. The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the sales expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that the sales expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of sales expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for annuity rate and expense risks described above.

Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Expenses for the Portfolios and Funds The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds. See the prospectuses attached to this prospectus.

Contracts Issued Prior to March 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.


Contracts Issued Prior to March 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase plan reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 20.



Contracts Issued Prior to December 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000.
The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 23.

Account B Prospectus

Certain Nontax-Qualified Contracts For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 purchase payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of purchase payments, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%.



Dividends for Contracts Issued Prior to March 31, 2000 During the year 2004 we are paying dividends on approximately 16% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2004 represents about 0.58% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.


We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.

Internal Annuity Exchange As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications we may change or withdraw at any time.


In general, we permit only one such transaction in any 12-month period. Currently we make no charges on these transactions. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period. Presently the limit is 25%.


Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before. We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.


--------------------------------------------------------------------------------

Distribution of the Contracts

We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

                                                           Account B Prospectus

Table of Contents for Statement of Additional Information


                                                               Page
                                                               ----
            DISTRIBUTION OF THE CONTRACTS.....................  B-2
            DETERMINATION OF ANNUITY PAYMENTS.................  B-2
             Amount of Annuity Payments.......................  B-2
             Annuity Unit Value...............................  B-2
             Illustrations of Variable Annuity Payments.......  B-3
            VALUATION OF ASSETS OF THE ACCOUNT................ B-43
            TRANSFERABILITY RESTRICTIONS......................  B-4
            PERFORMANCE DATA..................................  B-4
            EXPERTS...........................................  B-8
            FINANCIAL STATEMENTS OF THE ACCOUNT
              (as of December 31, 2003 and for each of the two
              years in the period ended December 31, 2003).... B-10


                                                                Page
                                                                ----
           Report Of Independent Accountants (as of
             December 31, 2003 and for each of the two years in
             the period ended December 31, 2003)............... B-21
           FINANCIAL STATEMENTS OF NORTHWESTERN
             MUTUAL (as of December 31, 2003 and 2002 and
             for each of the three years in the period ended
             December 31, 2003)................................ B-22
           Report Of Independent Accountants (as of
             December 31, 2003 and 2002 and for each of the
             three years in the period ended
             December 31, 2003)................................ B-48



--------------------------------------------------------------------------------




This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.



TO: The Northwestern Mutual Life Insurance Company

Annuity and Accumulation Products Department
Room W04SE
720 East Wisconsin Avenue
Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name ___________________________________________________________________________

Address ________________________________________________________________________

________________________________________________________________________________

City _______________________________________ State ____________ Zip ____________

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

NORTHWESTERN MUTUAL

NML Variable Annuity Account B

Nontax - Qualified Annuities
Individual Retirement Annuities
Roth IRAs
Simplified Employee Pension Plan IRAs

Simple IRAs
Tax Deferred Annuities
457 Deferred Compensation Plan Annuities
Non-Transferable Annuities


Northwestern Mutual Series Fund Inc.
Fidelity VIP Mid Cap Portfolio
Russell Investment Funds

90-1773 (03/86)(Rev. 0404)


Prospectuses


Investment Company Act File Nos. 811-3990, 811-7205 and 811-5371

[LOGO APPEARS HERE]

PO BOX 3095

MILWAUKEE WI 53201-3095

                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number
     (414) 271-1444.

--------------------------------------------------------------------------------


          The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 2004

          The Date of this Statement of Additional Information is April 30, 2004.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:


Year        Amount
----     ------------
2003     $ 25,676,569
2002     $ 24,260,513
2001     $ 25,190,014


                        DETERMINATION OF ANNUITY PAYMENTS


     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 27, including "Description of Payment Plans", p. 27, "Amount of Annuity Payments", p. 28, and "Assumed Investment Rate", p. 28; "Dividends",
p. 28; "Net Investment Factor", p. 26; and "Deductions", p. 35.


     Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

     (1)  Assumed number of Accumulation Units in
          Balanced Division on maturity date......................      25,000

     (2)  Assumed Value of an Accumulation Unit in
          Balanced Division at maturity...........................  $ 2.000000

     (3)  Cash Value of Contract at maturity, (1) X (2)...........  $   50,000

     (4)  Assumed applicable monthly payment rate per
          $1,000 from annuity rate table..........................  $     5.35

     (5)  Amount of first payment from Balanced Division,
          (3) X (4) divided by $1,000.............................  $   267.50

     (6)  Assumed Value of Annuity Unit in
          Balanced Division at maturity...........................  $ 1.500000

     (7)  Number of Annuity Units credited in
          Balanced Division, (5) divided by (6)...................      178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                PERFORMANCE DATA

     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                P(1 + T)/n/ = ERV
                     Where:
               P   = a hypothetical initial payment of $1000
               T   = average annual total return
               n   = number of years
               ERV = ending redeemable value of a hypothetical
                     $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)


Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .02% for the Front Load Contract and .16% for the Back Load based on the annual contract fees collected divided by the assets of the sub-account. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2003:

                               FRONT LOAD CONTRACT

Division                                1-Year  5-Year  10-Year  Inception/(a)/
-------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
Small Cap Growth Stock                   26.41      NA       NA           15.16
T. Rowe Price Small Cap Value            28.40      NA       NA            8.74
Aggressive Growth Stock                  18.46    2.28     8.72              NA
International Growth                     32.05      NA       NA            1.68
Franklin Templeton International
 Equity                                  33.45    2.51     6.04              NA
AllianceBernstein Mid Cap Value/(b)/     26.72      NA       NA           26.72
Index 400 Stock                          28.27      NA       NA            7.68
Janus Capital Appreciation/(b)/          14.11      NA       NA           14.11
Growth Stock                             13.00   -2.13       NA            9.08
Large Cap Core Stock                     17.86   -5.23       NA            6.78
Capital Guardian Domestic Equity         27.70      NA       NA           -0.98
T. Rowe Price Equity Income/(b)/         17.66      NA       NA           17.66
Index 500 Stock                          22.02   -1.97     9.94              NA
Asset Allocation                         14.60      NA       NA           -0.02
Balanced                                 12.10    1.77     8.22              NA
High Yield Bond                          22.61    3.07       NA            6.64
Select Bond                               0.22    5.78     6.10              NA
Money Market                             -3.82    2.14     3.39              NA
Fidelity VIP Mid Cap Portfolio/(b)/      33.87      NA       NA           33.87
-----------------------------------
Russell Investment Funds
------------------------
Multi-Style Equity                       22.42      NA       NA           -6.05
Aggressive Equity                        38.32      NA       NA            3.64
Non-U.S.                                 31.85      NA       NA           -1.82
Core Bond                                 0.84      NA       NA            5.10
Real Estate Securities                   30.36      NA       NA           11.88
-------------------------------------------------------------------------------
/(a)/ Growth Stock, Large Cap Core Stock, and High Yield Bond Divisions began
      May 1994; Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.
/(b)/ From commencement of operations on May 1, 2003 through December 31, 2003.

                               BACK LOAD CONTRACT

Division                                1-Year  5-Year  10-Year  Inception/(a)/
-------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
Small Cap Growth Stock                   25.21      NA       NA           14.77
T. Rowe Price Small Cap Value            27.28      NA       NA            7.65
Aggressive Growth Stock                  16.96    1.58     8.27              NA
International Growth                     31.06      NA       NA            0.30
Franklin Templeton International
 Equity                                  32.52    1.82     5.60              NA
AllianceBernstein Mid Cap Value/(b)/     25.92      NA       NA           25.92
Index 400 Stock                          27.14      NA       NA            7.14
Janus Capital Appreciation/(b)/          12.79      NA       NA           12.79
Growth Stock                             11.29   -2.98       NA            8.64
Large Cap Core Stock                     16.33   -6.21       NA            6.35
Capital Guardian Domestic Equity         26.54      NA       NA           -2.48
T. Rowe Price Equity Income/(b)/         16.49      NA       NA           16.49
Index 500 Stock                          20.65   -2.81     9.48              NA
Asset Allocation                         12.95      NA       NA           -1.48
Balanced                                 10.35    1.05     7.76              NA
High Yield Bond                          21.27    2.39       NA            6.21
Select Bond                              -1.97    5.18     5.66              NA
Money Market                             -6.17    1.44     2.96              NA
Fidelity VIP Mid Cap Portfolio/(b)/      33.36      NA       NA           33.36
-----------------------------------
Russell Investment Funds
------------------------
Multi-Style Equity                       21.07      NA       NA           -7.04
Aggressive Equity                        37.58      NA       NA            2.99
Non-U.S.                                 30.86      NA       NA           -2.64
Core Bond                                -1.33      NA       NA            4.49
Real Estate Securities                   29.31      NA       NA           11.43
-------------------------------------------------------------------------------
/(a)/ Growth Stock, Large Cap Core Stock, and High Yield Bond Divisions began
      May 1994; Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.
/(b)/ From commencement of operations on May 1, 2003 through December 31, 2003.


     Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

     The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2003:

                               FRONT LOAD CONTRACT

Division                                1-Year  5-Year  10-Year  Inception/(a)/
-------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
Small Cap Growth Stock                   32.40      NA       NA           16.32
T. Rowe Price Small Cap Value            34.48      NA       NA           10.85
Aggressive Growth Stock                  24.07    3.24     9.24           12.68
International Growth                     38.30      NA       NA            3.65
Franklin Templeton International
 Equity                                  39.76    3.48     6.55            8.31
AllianceBernstein Mid Cap Value/(b)/     32.71      NA       NA           32.71
Index 400 Stock                          34.34      NA       NA            8.77
Janus Capital Appreciation/(b)/          19.50      NA       NA           19.50
Growth Stock                             18.35   -1.21       NA            9.62
Large Cap Core Stock                     23.43   -4.34       NA            7.31
Capital Guardian Domestic Equity         33.74      NA       NA            0.94
T. Rowe Price Equity Income/(b)/         23.22      NA       NA           23.22
Index 500 Stock                          27.80   -1.04    10.46           11.49
Asset Allocation                         20.03      NA       NA            1.92
Balanced                                 17.40    2.73     8.74           10.57
High Yield Bond                          28.41    4.04       NA            7.17
Select Bond                               4.96    6.78     6.61            9.94
Money Market                              0.73    3.09     3.89            5.27
Fidelity VIP Mid Cap Portfolio/(b)/      40.20      NA       NA           40.20
-----------------------------------
Russell Investment Funds
------------------------
Multi-Style Equity                       28.22      NA       NA           -5.10
Aggressive Equity                        44.87      NA       NA            4.69
Non-U.S.                                 38.10      NA       NA           -0.82
Core Bond                                 5.62      NA       NA            6.16
Real Estate Securities                   36.53      NA       NA           13.01
-------------------------------------------------------------------------------
/(a)/ Growth Stock, Large Cap Core Stock, and High Yield Bond Divisions began
      May 1994; Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.
/(b)/ From commencement of operations on May 1, 2003 through December 31, 2003.

                               BACK LOAD CONTRACT

Division                                1-Year  5-Year  10-Year  Inception/(a)/
-------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
Small Cap Growth Stock                   31.41      NA       NA           15.46
T. Rowe Price Small Cap Value            33.48      NA       NA           10.02
Aggressive Growth Stock                  23.15    2.47     8.43           11.84
International Growth                     37.27      NA       NA            2.88
Franklin Templeton International
 Equity                                  38.72    2.71     5.76            7.50
AllianceBernstein Mid Cap Value/(b)/     32.05      NA       NA           32.05
Index 400 Stock                          33.34      NA       NA            7.96
Janus Capital Appreciation/(b)/          18.91      NA       NA           18.91
Growth Stock                             17.47   -1.95       NA            8.80
Large Cap Core Stock                     22.51   -5.05       NA            6.51
Capital Guardian Domestic Equity         32.74      NA       NA            0.19
T. Rowe Price Equity Income/(b)/         22.61      NA       NA           22.61
Index 500 Stock                          26.84   -1.78     9.64           10.67
Asset Allocation                         19.13      NA       NA            1.16
Balanced                                 16.53    1.96     7.93            9.74
High Yield Bond                          27.46    3.27       NA            6.37
Select Bond                               4.18    5.99     5.82            9.12
Money Market                             -0.02    2.33     3.12            4.48
Fidelity VIP Mid Cap Portfolio/(b)/      39.50      NA       NA           39.50
-----------------------------------
Russell Investment Funds
------------------------
Multi-Style Equity                       27.26      NA       NA           -5.81
Aggressive Equity                        43.79      NA       NA            3.90
Non-U.S.                                 37.07      NA       NA           -1.56
Core Bond                                 4.83      NA       NA            5.37
Real Estate Securities                   35.51      NA       NA           12.17
-------------------------------------------------------------------------------
/(a)/ Growth Stock, Large Cap Core Stock, and High Yield Bond Divisions began
      May 1994; Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.
/(b)/ From commencement of operations on May 1, 2003 through December 31, 2003.


     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                    EXPERTS

     The financial statements of the Account as of December 31, 2003 and for each of the two years in the period ended December 31, 2003 and of Northwestern Mutual as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Account B Financial Statements


NML Variable Annuity Account B
Statement of Assets and Liabilities
December 31, 2003
(in thousands)

Assets
  Investments at Market Value:
   Northwestern Mutual Series Fund, Inc.
    Small Cap Growth Stock
     95,296 shares (cost $173,951)......................................... $  184,493
    T. Rowe Price Small Cap Value
     52,401 shares (cost $56,285)..........................................     67,492
    Aggressive Growth Stock
     265,109 shares (cost $1,093,932)......................................    721,625
    International Growth
     25,654 shares (cost $22,739)..........................................     27,988
    Franklin Templeton International Equity
     325,368 shares (cost $418,368)........................................    459,419
    AllianceBernstein Mid Cap Value
     5,300 shares (cost $6,271)............................................      6,970
    Index 400 Stock
     149,209 shares (cost $166,566)........................................    190,242
    Janus Capital Appreciation
     3,267 shares (cost $3,585)............................................      3,907
    Growth Stock
     195,388 shares (cost $382,931)........................................    365,961
    Large Cap Core Stock
     247,594 shares (cost $342,427)........................................    263,935
    Capital Guardian Domestic Equity
     65,894 shares (cost $57,353)..........................................     66,224
    T. Rowe Price Equity Income
     9,099 shares (cost $10,216)...........................................     11,092
    Index 500 Stock
     372,190 shares (cost $871,922)........................................  1,014,218
    Asset Allocation
     105,017 shares (cost $96,873).........................................    106,907
    Balanced
     1,273,095 shares (cost $2,086,757)....................................  2,356,498
    High Yield Bond
     187,248 shares (cost $148,709)........................................    135,755
    Select Bond
     381,113 shares (cost $460,350)........................................    480,964
    Money Market
     251,688 shares (cost $251,688)........................................    251,688
   Fidelity VIP Mid Cap Portfolio
      415 shares (cost $9,190).............................................      9,956
   Russell Investment Funds
    Multi-Style Equity
     7,741 shares (cost $100,522)..........................................     89,487
    Aggressive Equity
     3,878 shares (cost $45,698)...........................................     52,239
    Non-U.S.
     5,638 shares (cost $48,773)...........................................     55,023
    Core Bond
     6,792 shares (cost $70,280)...........................................     71,112
    Real Estate Securities
     8,407 shares (cost $93,845)...........................................    115,258 $7,108,453
                                                                            ----------
   Due from Northwestern Mutual Life Insurance Company.....................                   665
                                                                                       ----------
      Total Assets.........................................................            $7,109,118
                                                                                       ==========
Liabilities
  Due to Participants......................................................            $   10,905
  Due to Northwestern Mutual Life Insurance Company........................                   616
                                                                                       ----------
      Total Liabilities....................................................                11,521
                                                                                       ----------
Equity
  Contracts Issued Prior to December 17, 1981..............................                80,524
  Contracts Issued After December 16, 1981 and Prior to March 31, 1995.....             3,475,468
  Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000:
   Front Load Version......................................................               718,510
   Back Load Version.......................................................             1,724,570
  Contracts Issued On or After March 31, 2000:
   Front Load Version......................................................               427,076
   Back Load Version.......................................................               638,520
  Contracts Issued On or After June 30, 2000:
   Fee-Based Version.......................................................                32,929
                                                                                       ----------
      Total Equity.........................................................             7,097,597
                                                                                       ----------
      Total Liabilities and Equity.........................................            $7,109,118
                                                                                       ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                 NML Variable Annuity Account B

 Account B Financial Statements


NML Variable Annuity Account B
Statements of Operations
(in thousands)

                                                             Investment Income
                                                    -----------------------------------
                                                             Annuity Rate
                                                    Dividend and Expense  Net Investment
                                                     Income   Guarantees  Income (Loss)
----------------------------------------------------------------------------------------

Year Ended December 31, 2003
Small Cap Growth Stock Division....................      --     (1,608)       (1,608)
T. Rowe Price Small Cap Value Division.............      --       (511)         (511)
Aggressive Growth Stock Division...................      --     (7,517)       (7,517)
International Growth Division......................     175       (168)            7
Franklin Templeton International Equity Division...   6,745     (4,185)        2,560
AllianceBernstein Mid Cap Value Division #.........      25        (20)            5
Index 400 Stock Division...........................   1,096     (1,582)         (486)
Janus Capital Appreciation Division #..............       1        (13)          (12)
Growth Stock Division..............................   2,700     (3,580)         (880)
Large Cap Core Stock Division......................   2,289     (2,579)         (290)
Capital Guardian Domestic Equity Division..........     877       (467)          410
T. Rowe Price Equity Income Division #.............     100        (31)           69
Index 500 Stock Division...........................  12,968     (9,782)        3,186
Asset Allocation Division..........................   1,740       (786)          954
Balanced Division..................................  70,083    (25,358)       44,725
High Yield Bond Division...........................     250     (1,194)         (944)
Select Bond Division...............................  19,000     (5,202)       13,798
Money Market Division..............................   3,891     (3,309)          582
Fidelity VIP Mid Cap Division #....................      --        (30)          (30)
Russell Multi-Style Equity Division................     500       (668)         (168)
Russell Aggressive Equity Division.................      43       (356)         (313)
Russell Non-U.S. Division..........................   1,210       (392)          818
Russell Core Bond Division.........................   2,349       (595)        1,754
Russell Real Estate Securities Division............   4,684       (890)        3,794

Year Ended December 31, 2002
Small Cap Growth Stock Division....................     243     (1,639)       (1,396)
T. Rowe Price Small Cap Value Division.............     189       (283)          (94)
Aggressive Growth Stock Division...................     711     (8,554)       (7,843)
International Growth Division......................      55        (68)          (13)
Franklin Templeton International Equity Division...   8,803     (4,601)        4,202
Index 400 Stock Division...........................   1,113     (1,425)         (312)
Growth Stock Division..............................   4,341     (4,063)          278
Large Cap Core Stock Division......................   2,718     (3,139)         (421)
Capital Guardian Domestic Equity Division..........     403       (239)          164
Index 500 Stock Division...........................  13,368    (10,816)        2,552
Asset Allocation Division..........................     858       (343)          515
Balanced Division..................................  86,544    (26,336)       60,208
High Yield Bond Division...........................  10,344     (1,030)        9,314
Select Bond Division...............................  17,193     (4,042)       13,151
Money Market Division..............................   5,161     (3,286)        1,875
Russell Multi-Style Equity Division................     392       (627)         (235)
Russell Aggressive Equity Division.................      --       (312)         (312)
Russell Non-U.S. Division..........................     634       (373)          261
Russell Core Bond Division.........................   1,404       (443)          961
Russell Real Estate Securities Division............   3,185       (582)        2,603

# The initial investment in this Division was made on May 1, 2003.


    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B

   Realized and Unrealized Gain (Loss) on Investments
 ------------------------------------------------------
 Realized Gain    Unrealized Appreciation     Net Gain    Increase (Decrease)
   (Loss) on   (Depreciation) of Investments  (Loss) on  in Equity Derived from
  Investments        During the Period       Investments  Investment Activity
 ------------------------------------------------------------------------------

     (3,409)               47,755               44,346            42,738
        413                14,758               15,171            14,660
    (53,175)              199,264              146,089           138,572
        491                 5,700                6,191             6,198
       (571)              127,518              126,947           129,507
        150                   699                  849               854
     (1,720)               47,596               45,876            45,390
         40                   323                  363               351
     (5,981)               61,648               55,667            54,787
    (15,249)               64,715               49,466            49,176
       (590)               14,455               13,865            14,275
         87                   876                  963             1,032
      3,818               208,592              212,410           215,596
       (211)               13,792               13,581            14,535
      6,085               287,407              293,492           338,217
     (7,423)               36,424               29,001            28,057
     16,155                (9,480)               6,675            20,473
         --                    --                   --               582
        480                   766                1,246             1,216
     (4,360)               22,151               17,791            17,623
     (1,142)               15,076               13,934            13,621
     (1,021)               14,200               13,179            13,997
      2,086                  (701)               1,385             3,139
        851                22,465               23,316            27,110

     (5,535)              (27,073)             (32,608)          (34,004)
        437                (4,144)              (3,707)           (3,801)
    (53,572)             (126,102)            (179,674)         (187,517)
       (680)                 (456)              (1,136)           (1,149)
    (14,182)              (63,325)             (77,507)          (73,305)
     (2,603)              (21,786)             (24,389)          (24,701)
     (7,440)              (85,606)             (93,046)          (92,768)
    (24,585)              (78,546)            (103,131)         (103,552)
       (233)               (6,050)              (6,283)           (6,119)
     24,486              (289,005)            (264,519)         (261,967)
       (481)               (4,049)              (4,530)           (4,015)
      4,176              (275,406)            (271,230)         (211,022)
     (8,449)               (5,292)             (13,741)           (4,427)
      3,991                22,513               26,504            39,655
         --                    --                   --             1,875
     (5,728)              (12,334)             (18,062)          (18,297)
     (1,524)               (5,516)              (7,040)           (7,352)
     (6,439)                  541               (5,898)           (5,637)
      1,809                 1,039                2,848             3,809
        734                (3,135)              (2,401)              202

                                                 NML Variable Annuity Account B

 Account B Financial Statements

NML Variable Annuity Account B
Statements of Changes in Equity
(in thousands)

                                                                         Operations
                                                  -------------------------------------------------------
                                                                                    Net          Increase
                                                                                 Change in     (Decrease) in
                                                          Net          Net       Unrealized   Equity Derived
                                                      Investment    Realized    Appreciation  from Investment
                                                     Income (Loss) Gain (Loss) (Depreciation)    Activity
----------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003
Small Cap Growth Stock Division.....................    (1,608)       (3,409)       47,755         42,738
T. Rowe Price Small Cap Value Division..............      (511)          413        14,758         14,660
Aggressive Growth Stock Division....................    (7,517)      (53,175)      199,264        138,572
International Growth Division.......................         7           491         5,700          6,198
Franklin Templetion International Equity Division...     2,560          (571)      127,518        129,507
AllianceBernstein Mid Cap Value Division #..........         5           150           699            854
Index 400 Stock Division............................      (486)       (1,720)       47,596         45,390
Janus Capital Appreciation Division #...............       (12)           40           323            351
Growth Stock Division...............................      (880)       (5,981)       61,648         54,787
Large Cap Core Stock Division.......................      (290)      (15,249)       64,715         49,176
Capital Guardian Domestic Equity Division...........       410          (590)       14,455         14,275
T. Rowe Price Equity Income Division #..............        69            87           876          1,032
Index 500 Stock Division............................     3,186         3,818       208,592        215,596
Asset Allocation Division...........................       954          (211)       13,792         14,535
Balanced Division...................................    44,725         6,085       287,407        338,217
High Yield Bond Division............................      (944)       (7,423)       36,424         28,057
Select Bond Division................................    13,798        16,155        (9,480)        20,473
Money Market Division...............................       582            --            --            582
Fidelity VIP Mid Cap Division #.....................       (30)          480           766          1,216
Russell Multi-Style Equity Division.................      (168)       (4,360)       22,151         17,623
Russell Aggressive Equity Division..................      (313)       (1,142)       15,076         13,621
Russell Non-U.S. Division...........................       818        (1,021)       14,200         13,997
Russell Core Bond Division..........................     1,754         2,086          (701)         3,139
Russell Real Estate Securities Division.............     3,794           851        22,465         27,110

Year Ended December 31, 2002
Small Cap Growth Stock Division.....................    (1,396)       (5,535)      (27,073)       (34,004)
T. Rowe Price Small Cap Value Division..............       (94)          437        (4,144)        (3,801)
Aggressive Growth Stock Division....................    (7,843)      (53,572)     (126,102)      (187,517)
International Growth Division.......................       (13)         (680)         (456)        (1,149)
Franklin Templetion International Equity Division...     4,202       (14,182)      (63,325)       (73,305)
Index 400 Stock Division............................      (312)       (2,603)      (21,786)       (24,701)
Growth Stock Division...............................       278        (7,440)      (85,606)       (92,768)
Large Cap Core Stock Division.......................      (421)      (24,585)      (78,546)      (103,552)
Capital Guardian Domestic Equity Division...........       164          (233)       (6,050)        (6,119)
Index 500 Stock Division............................     2,552        24,486      (289,005)      (261,967)
Asset Allocation Division...........................       515          (481)       (4,049)        (4,015)
Balanced Division...................................    60,208         4,176      (275,406)      (211,022)
High Yield Bond Division............................     9,314        (8,449)       (5,292)        (4,427)
Select Bond Division................................    13,151         3,991        22,513         39,655
Money Market Division...............................     1,875            --            --          1,875
Russell Multi-Style Equity Division.................      (235)       (5,728)      (12,334)       (18,297)
Russell Aggressive Equity Division..................      (312)       (1,524)       (5,516)        (7,352)
Russell Non-U.S. Division...........................       261        (6,439)          541         (5,637)
Russell Core Bond Division..........................       961         1,809         1,039          3,809
Russell Real Estate Securities Division.............     2,603           734        (3,135)           202

# The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B

                          Equity Transactions                                            Equity
-----------------------------------------------------------------------            -------------------
                                                            Increase
                                  Transfers  Transfers   (Decrease) in     Net
  Contract            Surrenders  from Other  to Other   Equity Derived  Increase  Beginning   End
  Owners'    Annuity      and     Divisions  Divisions    from Equity   (Decrease)    of        of
Net Payments Payments Other (net) or Sponsor or Sponsor   Transactions  in Equity   Period    Period
------------------------------------------------------------------------------------------------------

   14,726       (151)    (9,933)     69,218     (67,120)       6,740       49,478    134,868   184,346
    8,681        (70)    (2,903)     51,736     (41,084)      16,360       31,020     36,313    67,333
   33,410       (571)   (46,167)     85,708    (114,600)     (42,220)      96,352    624,719   721,071
    5,886        (21)      (778)     33,530     (27,247)      11,370       17,568     10,427    27,995
   24,915       (421)   (27,684)    408,566    (417,678)     (12,302)     117,205    341,712   458,917
    1,245         (2)      (163)      7,582      (2,545)       6,117        6,971         --     6,971
   17,085       (174)   (10,159)     86,560     (79,522)      13,790       59,180    130,775   189,955
      941         (1)       (35)      4,198      (1,549)       3,554        3,905         --     3,905
   24,913       (327)   (23,331)     79,388     (88,397)      (7,754)      47,033    318,513   365,546
   14,652       (509)   (19,041)     42,122     (50,966)     (13,742)      35,434    228,310   263,744
    9,412        (49)    (2,625)     58,359     (47,282)      17,815       32,090     33,924    66,014
    2,229         (2)      (133)     10,294      (2,305)      10,083       11,115         --    11,115
   53,890     (1,500)   (64,810)    154,276    (166,989)     (25,133)     190,463    822,199 1,012,662
   18,919       (145)    (4,821)     62,819     (37,499)      39,273       53,808     53,008   106,816
  103,981     (6,697)  (159,101)    164,301    (174,358)     (71,874)     266,343  2,085,446 2,351,789
   12,450       (236)    (8,822)     71,644     (64,175)      10,861       38,918     96,705   135,623
   64,225       (952)   (39,252)    221,267    (242,882)       2,406       22,879    457,348   480,227
   64,300       (340)   (82,387)    543,846    (617,860)     (92,441)     (91,859)   343,581   251,722
    1,687         (2)       (60)     19,450     (12,337)       8,738        9,954         --     9,954
   12,107        (88)    (5,644)     67,180     (60,814)      12,741       30,364     58,798    89,162
    4,950        (28)    (2,507)     36,064     (28,445)      10,034       23,655     28,521    52,176
    6,127        (37)    (2,958)     42,150     (39,933)       5,349       19,346     35,522    54,868
   12,697       (118)    (6,305)     67,948     (63,866)      10,356       13,495     57,126    70,621
   13,995       (124)    (5,799)     67,382     (56,947)      18,507       45,617     69,448   115,065

   16,943       (231)   (11,000)     63,075     (71,994)      (3,207)     (37,211)   172,079   134,868
    7,338        (30)    (1,864)     51,445     (25,617)      31,272       27,471      8,842    36,313
   42,107       (659)   (52,395)     82,500    (135,952)     (64,399)    (251,916)   876,635   624,719
    3,433         (9)      (682)     29,000     (23,061)       8,681        7,532      2,895    10,427
   26,496       (487)   (32,164)    948,474    (993,361)     (51,042)    (124,347)   466,059   341,712
   19,886       (181)    (8,880)     89,562     (74,996)      25,391          690    130,085   130,775
   31,827       (544)   (28,316)     73,282     (99,166)     (22,917)    (115,685)   434,198   318,513
   20,028       (627)   (23,673)     41,225     (73,119)     (36,166)    (139,718)   368,028   228,310
    8,476        (45)    (1,596)     42,877     (19,868)      29,844       23,725     10,199    33,924
   63,045     (1,762)   (76,932)    133,445    (192,055)     (74,259)    (336,226) 1,158,425   822,199
   16,761        (73)    (2,724)     47,719     (17,221)      44,462       40,447     12,561    53,008
  117,016     (6,625)  (182,433)    137,948    (222,727)    (156,821)    (367,843) 2,453,289 2,085,446
    9,059       (238)    (8,568)     28,335     (31,776)      (3,188)      (7,615)   104,320    96,705
   51,073       (768)   (33,418)    213,378    (132,886)      97,379      137,034    320,314   457,348
   83,874       (391)   (96,728)  1,206,671  (1,160,338)      33,088       34,963    308,618   343,581
    9,510       (101)    (4,478)     49,127     (51,172)       2,886      (15,411)    74,209    58,798
    3,664        (29)    (2,112)     20,386     (20,425)       1,484       (5,868)    34,389    28,521
    5,602        (41)    (3,199)    105,220    (107,082)         500       (5,137)    40,659    35,522
    9,826       (105)    (4,624)     48,940     (42,479)      11,558       15,367     41,759    57,126
   11,817        (95)    (4,152)     66,457     (44,904)      29,123       29,325     40,123    69,448

                                                 NML Variable Annuity Account B

 Financial Highlights


NML Variable Annuity Account B
(For a unit outstanding during the period)

                                                                 Dividend
                                                               Income as a % Expense Ratio,
                                           Unit Value(3),       of Average     Lowest to     Total Return(4),
Division                                  Lowest to Highest     Net Assets      Highest      Lowest to Highest
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
  Year Ended 12/31/03.................. $0.767165 to $2.035993     0.00%     0.35% to 1.25%   31.41%  to  32.59%
  Year Ended 12/31/02.................. $0.686471 to $1.536295     0.16%     0.35% to 1.25% (19.44%) to (18.71%)
  Year Ended 12/31/01.................. $0.844471 to $1.890848     0.01%     0.35% to 1.25%  (4.97%) to  (4.10%)
T. Rowe Price Small Cap Value (1)
  Year Ended 12/31/03.................. $1.119619 to $1.298296     0.00%     0.35% to 1.25%   33.48%  to  34.68%
  Year Ended 12/31/02.................. $0.943905 to $0.956015     0.67%     0.35% to 1.25%  (6.75%) to  (5.91%)
  Period Ended 12/31/01................ $1.012260 to $1.016079     0.42%     0.35% to 1.25%    1.23%  to   1.61%
Aggressive Growth Stock
  Year Ended 12/31/03.................. $0.582765 to $4.610685     0.00%     0.35% to 1.25%   23.15%  to  24.26%
  Year Ended 12/31/02.................. $0.564112 to $3.725431     0.10%     0.35% to 1.25% (22.13%) to (21.43%)
  Year Ended 12/31/01.................. $0.719033 to $4.760371    22.63%     0.35% to 1.25% (20.88%) to (20.16%)
International Growth Stock (1)
  Year Ended 12/31/03.................. $0.951794 to $1.103798     0.99%     0.35% to 1.25%   37.27%  to  38.50%
  Year Ended 12/31/02.................. $0.780276 to $0.790292     0.72%     0.35% to 1.25% (13.42%) to (12.64%)
  Period Ended 12/31/01................ $0.901258 to $0.904664     0.00%     0.35% to 1.25%  (9.87%) to  (9.53%)
Franklin Templeton International Equity
  Year Ended 12/31/03.................. $0.812786 to $2.282107     1.77%     0.35% to 1.25%   38.72%  to  39.97%
  Year Ended 12/31/02.................. $0.688942 to $1.636881     2.11%     0.35% to 1.25% (18.43%) to (17.69%)
  Year Ended 12/31/01.................. $0.837038 to $1.996677    11.09%     0.35% to 1.25% (15.07%) to (14.30%)
AllianceBernstein Mid Cap Value (2)
  Period Ended 12/31/03................ $1.278131 to $1.331554     1.07%     0.35% to 1.25%   32.05%  to  32.84%
Index 400 Stock
  Year Ended 12/31/03.................. $0.973657 to $1.487736     0.72%     0.35% to 1.25%   33.34%  to  34.54%
  Year Ended 12/31/02.................. $0.870423 to $1.106344     0.81%     0.35% to 1.25% (15.60%) to (14.84%)
  Year Ended 12/31/01.................. $1.023646 to $1.299809     1.27%     0.35% to 1.25%  (1.90%) to  (1.01%)
Janus Capital Appreciation (2)
  Period Ended 12/31/03................ $1.150894 to $1.199010     0.09%     0.35% to 1.25%   18.91%  to  19.62%
Growth Stock
  Year Ended 12/31/03.................. $0.607527 to $2.369404     0.81%     0.35% to 1.25%   17.47%  to  18.53%
  Year Ended 12/31/02.................. $0.616498 to $2.006974     1.16%     0.35% to 1.25% (21.81%) to (21.11%)
  Year Ended 12/31/01.................. $0.782628 to $2.554121     4.47%     0.35% to 1.25% (15.29%) to (14.52%)
Large Cap Core Stock
  Year Ended 12/31/03.................. $0.597703 to $1.929029     0.97%     0.35% to 1.25%   22.51%  to  23.62%
  Year Ended 12/31/02.................. $0.581563 to $1.566688     0.96%     0.35% to 1.25% (29.09%) to (28.45%)
  Year Ended 12/31/01.................. $0.814020 to $2.198364     3.62%     0.35% to 1.25%  (8.92%) to  (8.10%)
Capital Guardian Domestic Equity (1)
  Year Ended 12/31/03.................. $0.892738 to $1.035954     1.86%     0.35% to 1.25%   32.74%  to  33.94%
  Year Ended 12/31/02.................. $0.756787 to $0.766519     1.62%     0.35% to 1.25% (22.22%) to (21.52%)
  Period Ended 12/31/01................ $0.973004 to $0.976685     0.74%     0.35% to 1.25%  (2.70%) to  (2.33%)
T. Rowe Price Equity Income (2)
  Period Ended 12/31/03................ $1.186753 to $1.236357     2.76%     0.35% to 1.25%   22.61%  to  23.35%
Index 500 Stock
  Year Ended 12/31/03.................. $0.642741 to $4.019699     1.47%     0.35% to 1.25%   26.84%  to  27.99%
  Year Ended 12/31/02.................. $0.604035 to $3.153233     1.38%     0.35% to 1.25% (23.04%) to (22.34%)
  Year Ended 12/31/01.................. $0.779001 to $4.076752     4.50%     0.35% to 1.25% (12.98%) to (12.19%)
Asset Allocation (1)
  Year Ended 12/31/03.................. $0.913778 to $1.059291     2.22%     0.35% to 1.25%   19.13%  to  20.21%
  Year Ended 12/31/02.................. $0.863125 to $0.874209     2.44%     0.35% to 1.25% (11.37%) to (10.57%)
  Period Ended 12/31/01................ $0.973862 to $0.977539     1.19%     0.35% to 1.25%  (2.61%) to  (2.25%)

(1)Division commenced operations on July 31, 2001.
(2)Division commenced operations on May 1, 2003.
(3)The lowest and highest unit value is as of the respective period-end date.
(4)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B

 Financial Highlights

(For a unit outstanding during the period)

                                                         Dividend
                                                       Income as a % Expense Ratio,
                                   Unit Value(3),       of Average     Lowest to     Total Return(4),
Division                          Lowest to Highest     Net Assets      Highest      Lowest to Highest
--------------------------------------------------------------------------------------------------------
Balanced
  Year Ended 12/31/03......... $0.843358 to $ 8.370146     3.21%     0.35% to 1.25%   16.53%  to  17.58%
  Year Ended 12/31/02......... $0.862735 to $ 7.147092     3.85%     0.35% to 1.25%  (8.68%) to  (7.86%)
  Year Ended 12/31/01......... $0.937735 to $ 7.787723     7.84%     0.35% to 1.25%  (4.36%) to  (3.49%)
High Yield Bond
  Year Ended 12/31/03......... $0.908491 to $ 1.905353     0.21%     0.35% to 1.25%   27.46%  to  28.61%
  Year Ended 12/31/02......... $0.972766 to $ 1.487426    10.35%     0.35% to 1.25%  (4.10%) to  (3.23%)
  Year Ended 12/31/01......... $1.006773 to $ 1.543249    10.48%     0.35% to 1.25%    3.72%  to   4.66%
Select Bond
  Year Ended 12/31/03......... $1.154879 to $10.687503     3.85%     0.35% to 1.25%    4.18%  to   5.12%
  Year Ended 12/31/02......... $1.312499 to $10.207276     4.44%     0.35% to 1.25%   10.70%  to  11.70%
  Year Ended 12/31/01......... $1.175057 to $ 9.174827     5.43%     0.35% to 1.25%    8.99%  to   9.98%
Money Market
  Year Ended 12/31/03......... $0.916015 to $ 3.052383     1.25%     0.35% to 1.25%   (0.02%) to   0.88%
  Year Ended 12/31/02......... $1.081393 to $ 3.037822     1.64%     0.35% to 1.25%    0.39%  to   1.30%
  Year Ended 12/31/01......... $1.067537 to $ 3.010839     3.71%     0.35% to 1.25%    2.62%  to   3.55%
Fidelity VIP Mid Cap (2)
  Period Ended 12/31/03....... $1.350258 to $ 1.406699     0.00%     0.35% to 1.25%   39.50%  to  40.34%
Russell Multi-Style Equity
  Year Ended 12/31/03......... $0.601990 to $11.740732     0.71%     0.35% to 1.25%   27.26%  to  28.41%
  Year Ended 12/31/02......... $0.574187 to $ 0.613006     0.60%     0.35% to 1.25% (24.14%) to (23.46%)
  Year Ended 12/31/01......... $0.751294 to $ 0.801293     2.32%     0.35% to 1.25% (15.28%) to (14.51%)
Russell Aggressive Equity
  Year Ended 12/31/03......... $0.878142 to $13.489469     0.11%     0.35% to 1.25%   43.79%  to  45.09%
  Year Ended 12/31/02......... $0.727980 to $ 0.857996     0.00%     0.35% to 1.25% (20.06%) to (19.34%)
  Year Ended 12/31/01......... $0.903873 to $ 1.064253     0.11%     0.35% to 1.25%  (3.58%) to  (2.71%)
Russell Non-U.S.
  Year Ended 12/31/03......... $0.640701 to $10.238075     2.95%     0.35% to 1.25%   37.07%  to  38.30%
  Year Ended 12/31/02......... $0.557227 to $ 0.699179     1.63%     0.35% to 1.25% (16.20%) to (15.44%)
  Year Ended 12/31/01......... $0.659991 to $ 0.827309     0.58%     0.35% to 1.25% (23.00%) to (22.30%)
Russell Core Bond
  Year Ended 12/31/03......... $1.016235 to $12.042920     3.69%     0.35% to 1.25%    4.83%  to   5.78%
  Year Ended 12/31/02......... $1.217720 to $ 1.256188     2.84%     0.35% to 1.25%    7.49%  to   8.46%
  Year Ended 12/31/01......... $1.132872 to $ 1.158815     5.78%     0.35% to 1.25%    6.07%  to   7.03%
Russell Real Estate Securities
  Year Ended 12/31/03......... $1.361016 to $15.969751     5.37%     0.35% to 1.25%   35.51%  to  36.73%
  Year Ended 12/31/02......... $1.261665 to $ 1.375137     5.38%     0.35% to 1.25%    2.51%  to   3.44%
  Year Ended 12/31/01......... $1.220071 to $ 1.331406     5.27%     0.35% to 1.25%    6.49%  to   7.46%

(1)Division commenced operations on July 31, 2001.
(2)Division commenced operations on May 1, 2003.
(3)The lowest and highest unit value is as of the respective period-end date.
(4)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements


                                                 NML Variable Annuity Account B

 Notes to Financial Statements


NML Variable Annuity Account B
December 31, 2003

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-6%; and Fee-Based contracts with no sales or withdrawal charges.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves, included in equity, are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 3.5% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the period ended December 31, 2003 by each Division are shown as follows: (in thousands)

           Division                                   Purchases  Sales
           --------                                   --------- --------
           Small Cap Growth Stock.................... $ 16,061  $ 10,687
           T. Rowe Price Small Cap Value.............   19,545     3,525
           Aggressive Growth Stock...................   35,192    84,722
           International Growth......................   12,508     1,136
           Franklin Templeton International Equity...   32,924    42,621
           AllianceBernstein Mid Cap Value...........    6,370       190
           Index 400 Stock...........................   24,858    11,170
           Janus Capital Appreciation................    3,612        60
           Growth Stock..............................   28,633    37,118
           Large Cap Core Stock......................   17,783    31,728
           Capital Guardian Domestic Equity..........   21,568     3,138
           T. Rowe Price Equity Income...............   10,423       245
           Index 500 Stock...........................   74,787    91,830
           Asset Allocation..........................   46,612     6,376
           Balanced..................................  182,844   208,048
           High Yield Bond...........................   20,042     9,926
           Select Bond...............................   99,452    71,866
           Money Market..............................   73,845   165,989
           Fidelity VIP Mid Cap......................    9,078       367
           Russell Multi-Style Equity................   18,758     5,864
           Russell Aggressive Equity.................   12,515     2,732
           Russell Non-U.S...........................    9,475     3,161
           Russell Core Bond.........................   20,707     6,747
           Russell Real Estate Securities............   29,283     6,829

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of .75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a ..5% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of .4% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed .75% and 1.5% annual rates, respectively.

NML Variable Annuity Account B

 Notes to Financial Statements



For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of .5% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed .75% and 1.5% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed .75% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

Note 8 -- The changes in units outstanding for the years ended December 31, 2003 and 2002 by each Division are shown as follows: (in thousands)

                                                                         Net
                                                      Units   Units    Increase
                                                      Issued Redeemed (Decrease)
  ------------------------------------------------------------------------------

  Year Ended December 31, 2003
  Small Cap Growth Stock Division.................... 12,413   7,485     4,928
  T. Rowe Price Small Cap Value Division............. 17,837   3,250    14,587
  Aggressive Growth Stock Division................... 13,472  23,761   (10,289)
  International Growth Division...................... 13,933   1,311    12,622
  Franklin Templeton International Equity Division... 18,457  22,505    (4,048)
  AllianceBernstein Mid Cap Value Division #.........  5,376     155     5,221
  Index 400 Stock Division........................... 20,933   9,708    11,225
  Janus Capital Appreciation Division #..............  3,306      54     3,252
  Growth Stock Division.............................. 17,435  17,658      (223)
  Large Cap Core Stock Division...................... 11,138  18,681    (7,543)
  Capital Guardian Domestic Equity Division.......... 24,526   3,725    20,801
  T. Rowe Price Equity Income Division #.............  9,191     214     8,977
  Index 500 Stock Division........................... 25,545  27,128    (1,583)
  Asset Allocation Division.......................... 48,073   6,912    41,161
  Balanced Division.................................. 39,704  37,065     2,639
  High Yield Bond Division........................... 14,365   6,349     8,016
  Select Bond Division............................... 22,715  14,472     8,243
  Money Market Division.............................. 39,566  86,130   (46,564)
  Fidelity VIP Mid Cap Division #....................  7,401     318     7,083
  Russell Multi-Style Equity Division................ 27,838   8,898    18,940
  Russell Aggressive Equity Division................. 12,162   2,777     9,385
  Russell Non-U.S. Division.......................... 11,397   4,393     7,004
  Russell Core Bond Division......................... 13,574   5,325     8,249
  Russell Real Estate Securities Division............ 16,832   4,712    12,120

  Year Ended December 31, 2002
  Small Cap Growth Stock Division.................... 13,801  14,647      (846)
  T. Rowe Price Small Cap Value Division............. 31,836   2,367    29,469
  Aggressive Growth Stock Division................... 16,478  31,459   (14,981)
  International Growth Division...................... 11,100   1,150     9,950
  Franklin Templeton International Equity Division... 18,870  43,355   (24,485)
  Index 400 Stock Division........................... 30,125   9,895    20,230
  Growth Stock Division.............................. 22,195  26,695    (4,500)
  Large Cap Core Stock Division...................... 14,852  35,029   (20,177)
  Capital Guardian Domestic Equity Division.......... 36,507   2,630    33,877
  Index 500 Stock Division........................... 33,077  51,761   (18,684)
  Asset Allocation Division.......................... 53,415   5,904    47,511
  Balanced Division.................................. 46,213  62,332   (16,119)
  High Yield Bond Division...........................  7,513   9,184    (1,671)
  Select Bond Division............................... 36,052  10,336    25,716
  Money Market Division.............................. 77,283  60,234    17,049
  Russell Multi-Style Equity Division................ 15,784  11,391     4,393
  Russell Aggressive Equity Division.................  4,512   3,208     1,304
  Russell Non-U.S. Division..........................  9,063   6,627     2,436
  Russell Core Bond Division......................... 15,189   5,246     9,943
  Russell Real Estate Securities Division............ 26,010   4,328    21,682

# The initial investment in this Division was made on May 1, 2003.

                                                 NML Variable Annuity Account B

 Notes to Financial Statements


Note 9 -- Equity Values by Division are shown as follows:
(in thousands, except accumulation unit values)

                                                                                      Contracts Issued:
                                                   Contracts Issued:             After December 16, 1981 and
                                              Prior to December 17, 1981           Prior to March 31, 1995
                                           --------------------------------- -----------------------------------
                                           Accumulation    Units             Accumulation    Units
Division                                    Unit Value  Outstanding  Equity   Unit Value  Outstanding   Equity
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock....................  $ 2.003241       262    $    525  $ 1.956937     29,757   $   58,233
T. Rowe Price Small Cap Value.............    1.275243       316         403    1.259912     18,088       22,789
Aggressive Growth Stock...................    4.610685       742       3,421    4.318610     89,548      386,723
International Growth......................    1.084083        76          82    1.071062      6,595        7,064
Franklin Templeton International Equity...    2.282107     1,035       2,362    2.163493    103,922      224,835
AllianceBernstein Mid Cap Value...........    1.324927        25          33    1.320512      1,778        2,348
Index 400 Stock...........................    1.463815       470         688    1.429987     38,975       55,734
Janus Capital Appreciation................    1.193045         8          10    1.189063      1,018        1,210
Growth Stock..............................    2.369404       595       1,410    2.257547     54,899      123,937
Large Cap Core Stock......................    1.929029       409         789    1.837972     51,411       94,492
Capital Guardian Domestic Equity..........    1.016839       293         298    1.004585     20,936       21,032
T. Rowe Price Equity Income...............    1.230194        67          82    1.226098      3,150        3,862
Index 500 Stock...........................    4.019699     7,432      29,874    3.765294    116,960      440,389
Asset Allocation..........................    1.040782       287         299    1.028260     31,856       32,756
Balanced..................................    8.370146     3,377      28,266    7.498641    204,666    1,534,717
High Yield Bond ..........................    1.905353       130         248    1.815388     20,664       37,513
Select Bond...............................   10.687503       609       6,509    9.571910     17,984      172,141
Money Market..............................    3.052383       417       1,273    2.734239     37,796      103,343
Fidelity VIP Mid Cap......................    1.399684        69          97    1.395022      2,590        3,613
Russell Multi-Style Equity................    0.774096       321         248    0.756197     23,379       17,679
Russell Aggressive Equity.................    1.224208       122         149    1.195908     12,921       15,452
Russell Non-U.S...........................    0.950951       112         107    0.928976     14,034       13,037
Russell Core Bond.........................    1.306711         6           8    1.276523     11,930       15,229
Russell Real Estate Securities............    1.750140       235         411    1.709672     19,387       33,145
                                                                    --------                          ----------
  Equity..................................                            77,592                           3,421,273
  Annuity Reserves........................                             2,932                              54,195
                                                                    --------                          ----------
  Total Equity ...........................                          $ 80,524                          $3,475,468
                                                                    ========                          ==========

                                                   Contracts Issued:                  Contracts Issued:
                                            On or After March 31, 1995 and     On or After March 31, 1995 and
                                                Prior to March 31, 2000            Prior to March 31, 2000
                                                  Front Load Version                  Back Load Version
                                           --------------------------------- -----------------------------------
                                           Accumulation    Units             Accumulation    Units
Division                                    Unit Value  Outstanding  Equity   Unit Value  Outstanding   Equity
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock....................   $2.035993    11,600    $ 23,618   $1.956937     25,653   $   50,201
T Rowe Price Small Cap Value..............    1.285976     5,733       7,372    1.259912     10,684       13,461
Aggressive Growth Stock...................    2.191030    30,457      66,732    4.318610     46,942      202,724
International Growth......................    1.093220     2,421       2,647    1.071062      4,200        4,498
Franklin Templeton International Equity...    1.913375    26,200      50,130    2.163493     57,187      123,724
AllianceBernstein Mid Cap Value...........    1.328001       566         752    1.320512        915        1,208
Index 400 Stock...........................    1.487736    15,074      22,426    1.429987     33,698       48,188
Janus Capital Appreciation................    1.195801       299         358    1.189063        612          728
Growth Stock..............................    2.246405    23,255      52,240    2.257547     56,587      127,748
Large Cap Core Stock......................    1.828313    20,623      37,705    1.837972     54,319       99,837
Capital Guardian Domestic Equity..........    1.025423     7,382       7,570    1.004585     13,172       13,232
T Rowe Price Equity Income................    1.233047       795         980    1.226098      1,742        2,136
Index 500 Stock...........................    2.477110    46,363     114,846    3.765294     82,632      311,134
Asset Allocation..........................    1.049545     9,420       9,887    1.028260     18,347       18,865
Balanced..................................    2.198372    66,401     145,974    7.498641     50,672      379,971
High Yield Bond...........................    1.832738    12,057      22,097    1.815388     25,166       45,686
Select Bond...............................    1.884108    29,003      54,645    9.571910     11,538      110,441
Money Market..............................    1.408673    21,077      29,691    2.734239     21,525       58,854
Fidelity VIP Mid Cap......................    1.402932       708         993    1.395022      1,337        1,865
Russell Multi- Style Equity...............    0.786751    20,288      15,962    0.756197     28,254       21,366
Russell Aggressive Equity.................    1.244218     7,791       9,694    1.195908     10,082       12,057
Russell Non-U S...........................    0.966479     9,930       9,597    0.928976     13,585       12,620
Russell Core Bond.........................    1.328054     8,808      11,697    1.276523     10,202       13,023
Russell Real Estate Securities............    1.778695     7,182      12,775    1.709672     15,820       27,047
                                                                    --------                          ----------
  Equity..................................                           710,388                           1,700,614
  Annuity Reserves........................                             8,122                              23,956
                                                                    --------                          ----------
  Total Equity............................                          $718,510                          $1,724,570
                                                                    ========                          ==========

NML Variable Annuity Account B

 Notes to Financial Statements



                                                   Contracts Issued:                 Contracts Issued:
                                              On or After March 31, 2000        On or After March 31, 2000
                                                  Front Load Version                 Back Load Version
                                           --------------------------------- ---------------------------------
                                           Accumulation    Units             Accumulation    Units
Division                                    Unit Value  Outstanding  Equity   Unit Value  Outstanding  Equity
--------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock....................  $0.930572     19,736    $ 18,366  $1.956937     16,083    $ 31,473
T. Rowe Price Small Cap Value.............   1.282924      6,110       7,839   1.259912     11,022      13,887
Aggressive Growth Stock...................   0.699892     27,993      19,592   4.318610      8,470      36,579
International Growth......................   1.090626      4,571       4,985   1.071062      7,405       7,931
Franklin Templeton International Equity...   0.978611     22,004      21,533   2.163493     14,221      30,767
AllianceBernstein Mid Cap Value...........   1.327125        964       1,279   1.320512        802       1,059
Index 400 Stock...........................   1.169318     18,362      21,471   1.429987     26,857      38,405
Janus Capital Appreciation................   1.195012        519         620   1.189063        705         838
Growth Stock..............................   0.729643     30,217      22,048   2.257547     15,099      34,087
Large Cap Core Stock......................   0.717843     14,589      10,473   1.837972      8,667      15,930
Capital Guardian Domestic Equity..........   1.022974      9,478       9,696   1.004585     12,004      12,059
T. Rowe Price Equity Income...............   1.232233      1,764       2,174   1.226098      1,306       1,601
Index 500 Stock...........................   0.771935     47,611      36,753   3.765294     17,487      65,844
Asset Allocation..........................   1.047056     14,611      15,299   1.028260     25,358      26,075
Balanced..................................   1.012887     88,940      90,086   7.498641     15,788     118,389
High Yield Bond...........................   1.249172      9,025      11,274   1.815388      8,034      14,585
Select Bond...............................   1.386996     38,035      52,754   9.571910      7,244      69,339
Money Market..............................   1.100118     20,833      22,919   2.734239     12,115      33,125
Fidelity VIP Mid Cap......................   1.402004        746       1,046   1.395022      1,628       2,271
Russell Multi-Style Equity................   0.736202     19,067      14,037   0.756197     22,290      16,856
Russell Aggressive Equity.................   1.054631      5,457       5,755   1.195908      6,635       7,935
Russell Non-U.S...........................   0.769505      9,843       7,574   0.928976     10,707       9,947
Russell Core Bond.........................   1.313645      9,361      12,297   1.276523     11,676      14,905
Russell Real Estate Securities............   1.877412      7,967      14,957   1.709672     13,868      23,710
                                                                    --------                          --------
  Equity..................................                           424,827                           627,597
  Annuity Reserves........................                             2,249                            10,923
                                                                    --------                          --------
  Total Equity............................                          $427,076                          $638,520
                                                                    ========                          ========

                                                      Contracts Issued:
                                                  On or After June 30, 2000
                                                      Fee-Based Version
                                               --------------------------------
                                               Accumulation    Units
    Division                                    Unit Value  Outstanding Equity
    ---------------------------------------------------------------------------
    Small Cap Growth Stock....................  $0.910215        695    $   633
    T. Rowe Price Small Cap Value.............   1.287567        629        810
    Aggressive Growth Stock...................   0.716002        958        686
    International Growth......................   1.094583        471        516
    Franklin Templeton International Equity...   0.964341      1,874      1,807
    AllianceBernstein Mid Cap Value...........   1.328448        172        228
    Index 400 Stock...........................   1.209000      1,095      1,324
    Janus Capital Appreciation................   1.196213         91        109
    Growth Stock..............................   0.747641      1,971      1,474
    Large Cap Core Stock......................   0.765596        990        758
    Capital Guardian Domestic Equity..........   1.026686      1,481      1,521
    T. Rowe Price Equity Income...............   1.233470        153        189
    Index 500 Stock...........................   0.797919      2,178      1,738
    Asset Allocation..........................   1.050858      1,319      1,386
    Balanced..................................   1.025071      1,651      1,692
    High Yield Bond...........................   1.254973      1,806      2,266
    Select Bond...............................   1.379729      4,659      6,428
    Money Market..............................   1.090926        706        770
    Fidelity VIP Mid Cap......................   1.403400          6          8
    Russell Multi-Style Equity................   0.769596      2,723      2,096
    Russell Aggressive Equity.................   1.091909        714        780
    Russell Non-U.S...........................   0.814071      1,953      1,590
    Russell Core Bond.........................   1.300374      1,904      2,476
    Russell Real Estate Securities............   1.725567        953      1,644
                                                                        -------
      Equity..................................                           32,929
      Annuity Reserves........................                               --
                                                                        -------
      Total Equity............................                          $32,929
                                                                        =======

                                                 NML Variable Annuity Account B

 Accountants' Report

 LOGO

Report of Independent Auditors

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, AllianceBernstein Mid Cap Value Division, Index 400 Stock Division, Janus Capital Appreciation Division, Growth Stock Division, Large Cap Core Stock Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Fidelity VIP Mid Cap Portfolio, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2003, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2003 with Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 28, 2004

Accountants' Report

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

     The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

                                               December 31,
                                        -------------------------
                                            2003          2002
                                        -----------   -----------
Assets:
   Bonds                                $    55,571   $    50,597
   Common and preferred stocks                6,577         4,902
   Mortgage loans                            16,426        15,692
   Real estate                                1,481         1,503
   Policy loans                               9,546         9,292
   Other investments                          4,851         4,242
   Cash and temporary investments             2,594         1,814
                                        -----------   -----------
      Total investments                      97,046        88,042
   Due and accrued investment income          1,126         1,100
   Net deferred tax assets                    1,198         1,887
   Deferred premium and other assets          1,790         1,660
   Separate account assets                   12,662        10,246
                                        -----------   -----------
      Total assets                      $   113,822   $   102,935
                                        ===========   ===========
Liabilities and Surplus:
   Reserves for policy benefits         $    81,280   $    74,880
   Policyowner dividends payable              3,770         3,765
   Interest maintenance reserve                 815           521
   Asset valuation reserve                    2,568         1,268
   Income taxes payable                         737           777
   Other liabilities                          4,443         4,261
   Separate account liabilities              12,662        10,246
                                        -----------   -----------
      Total liabilities                     106,275        95,718
   Surplus                                    7,547         7,217
                                        -----------   -----------
      Total liabilities and surplus     $   113,822   $   102,935
                                        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                            For the year ended December 31,
                                        ---------------------------------------
                                            2003          2002          2001
                                        -----------   -----------   -----------
Revenue:
   Premiums                             $    10,307   $    10,108   $     9,447
   Net investment income                      5,737         5,477         5,431
   Other income                                 501           439           467
                                        -----------   -----------   -----------
      Total revenue                          16,545        16,024        15,345
                                        -----------   -----------   -----------
Benefits and expenses:
   Benefit payments to policyowners
    and beneficiaries                         4,079         3,902         3,808
   Net additions to policy benefit
    reserves                                  6,260         6,186         5,367
   Net transfers to separate
    accounts                                    288           242           502
                                        -----------   -----------   -----------
      Total benefits                         10,627        10,330         9,677
   Commissions and operating
    expenses                                  1,690         1,580         1,453
                                        -----------   -----------   -----------
      Total benefits and expenses            12,317        11,910        11,130
                                        -----------   -----------   -----------
Gain from operations before
 dividends and taxes                          4,228         4,114         4,215
Policyowner dividends                         3,765         3,792         3,651
                                        -----------   -----------   -----------
Gain from operations before taxes               463           322           564
Income tax expense (benefit)                    (90)         (442)          173
                                        -----------   -----------   -----------
Net gain from operations                        553           764           391
Net realized capital gains (losses)             139          (606)          259
                                        -----------   -----------   -----------
      Net income                        $       692   $       158   $       650
                                        ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                            For the year ended December 31,
                                        ---------------------------------------
                                            2003          2002          2001
                                        -----------   -----------   -----------
Beginning of year balance               $     7,217   $     6,892   $     5,896
   Net income                                   692           158           650
   Change in net unrealized capital
    gains (losses)                            1,171          (517)         (555)
   Change in net deferred income tax           (137)           44            73
   Change in nonadmitted assets and
    other                                       (96)         (126)         (124)
   Change in reserve valuation bases
    (Note 5)                                     --            --           (61)
   Change in asset valuation reserve         (1,300)          766           264
   Cumulative effect of changes in
    accounting principles (Note 15)              --            --           749
                                        -----------   -----------   -----------
      Net change in surplus                     330           325           996
                                        -----------   -----------   -----------
      End of year balance               $     7,547   $     7,217   $     6,892
                                        ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                            For the year ended December 31,
                                        ---------------------------------------
                                            2003          2002          2001
                                        -----------   -----------   -----------
Cash flows from operating activities:
   Premiums and other income received   $     6,984   $     6,947   $     6,607
   Investment income received                 5,727         5,224         5,328
   Disbursement of policy loans, net
    of repayments                              (254)         (264)         (524)
   Payments to policyowners and
    beneficiaries                            (4,312)       (4,130)       (3,996)
   Net transfers to separate accounts          (284)         (257)         (534)
   Commissions, expenses and taxes
    paid                                     (1,637)       (1,855)       (1,698)
                                        -----------   -----------   -----------
      Net cash provided by operating
       activities                             6,224         5,665         5,183
                                        -----------   -----------   -----------
Cash flows from investing activities:
   Proceeds from investments sold or
    matured:
      Bonds                                  75,838        60,865        35,318
      Common and preferred stocks             2,392         1,766        15,465
      Mortgage loans                          1,843         1,532         1,174
      Real estate                               356           468           244
      Other investments                       1,047         1,646           494
                                        -----------   -----------   -----------
                                             81,476        66,277        52,695
                                        -----------   -----------   -----------
   Cost of investments acquired:
      Bonds                                  79,994        67,398        38,915
      Common and preferred stocks             2,708         2,003        15,014
      Mortgage loans                          2,534         2,005         2,003
      Real estate                               191           191           353
      Other investments                       1,387           748         1,106
                                        -----------   -----------   -----------
                                             86,814        72,345        57,391
                                        -----------   -----------   -----------
      Net cash applied to investing
       activities                            (5,338)       (6,068)       (4,696)
                                        -----------   -----------   -----------
Cash flows from financing and
 miscellaneous sources:
   Net deposits on deposit-type
    contract funds and other
    liabilities without life or
    disability contingencies                    142           249           203
   Other cash provided (applied)               (248)          (50)          111
                                        -----------   -----------   -----------
      Net cash provided by financing
       and other activities:                   (106)          199           314
                                        -----------   -----------   -----------
      Net increase (decrease) in cash
       and temporary investments                780          (204)          801
Cash and temporary investments,
 beginning of year                            1,814         2,018         1,217
                                        -----------   -----------   -----------
      Cash and temporary investments,
       end of year                      $     2,594   $     1,814   $     2,018
                                        ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, and estate markets.

     The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in conformity with the statutory basis of accounting required management to use assumptions or make estimates that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

     Investments
     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans
     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

     Other Investments
     Other investments consist primarily of real estate joint ventures, partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), leveraged leases and unconsolidated non-insurance subsidiaries. These investments are valued based on the equity method of accounting, which approximates fair value. Other investments also include derivative financial instruments. See Note 4 regarding the Company's use of derivatives and their valuation in the financial statements.

     Temporary Investments
     Temporary investments represent securities that had maturities of one year or less at purchase, and are reported at amortized cost, which approximates fair value.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Net Investment Income
     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships, and unconsolidated subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve
     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments that are attributable to changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.

     Investment Capital Gains and Losses
     Realized capital gains and losses are recognized based upon specific identification of securities sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the fair value has been less than cost, and (4) the financial condition and near-term prospects of the issuer. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 regarding details of realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and changes in valuation adjustments made for bonds in or near default. Changes in the Company's share of undistributed earnings of joint ventures, partnerships, and unconsolidated subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 3 regarding details of changes in unrealized capital gains and losses.

     Asset Valuation Reserve
     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a general reserve liability for invested asset valuation using a formula prescribed by the National Association of Insurance Commissioners ("NAIC"). The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts
     See Note 7 regarding separate account assets and liabilities reported by the Company.

     Premium Revenue
     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue when received by the Company. Considerations received on supplementary insurance contracts

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income
     Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges.

     Benefit Payments to Policyowners and Beneficiaries
     Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits
     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses
     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software
     The cost of electronic data processing ("EDP") equipment and operating system software used in the Company's business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $25 million and $20 million at December 31, 2003 and 2002, respectively, are reported in other assets in the consolidated statement of financial position and are net of accumulated depreciation of $56 million and $48 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense totaled $42 million, $27 million and $14 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     Furniture and Equipment
     The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense totaled $6 million, $6 million and $5 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     Policyowner Dividends
     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the consolidated

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

     Nonadmitted Assets
     Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally assets related to pension funding, amounts advanced to or due from the Company's financial representatives and furniture, fixtures, equipment, and non-operating software (net of accumulated depreciation) are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

     Reclassifications
     Certain financial statement balances have been reclassified to conform to the current year presentation.

3.   Investments

     Bonds
     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, with the prospective adjustment method used to recognize related changes in the estimated yield-to-maturity of such securities.

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Statement value and estimated fair value of bonds at December 31, 2003 and 2002 were as follows:

December 31, 2003                    Reconciliation to Estimated Fair Value
-------------------------------   --------------------------------------------
                                               Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized    Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ---------
                                                 (in millions)

U.S. Government                   $   9,233  $      476  $      (42) $   9,667
States, territories and
 possessions                            374          56          (4)       426
Special revenue and assessments      10,037         253         (41)    10,249
Public utilities                      2,516         213          (6)     2,723
Banks, trust and insurance
 companies                            3,227          82         (24)     3,285
Industrial and miscellaneous         30,184       2,303        (241)    32,246
                                  ---------  ----------  ----------  ---------
   Total                          $  55,571  $    3,383  $     (358) $  58,596
                                  =========  ==========  ==========  =========

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

December 31, 2002                    Reconciliation to Estimated Fair Value
-------------------------------   --------------------------------------------
                                               Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized    Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ---------
                                                   (in millions)
U.S. Government                   $   8,933  $      531  $      (21) $   9,443
States, territories and
 possessions                            396          61          --        457
Special revenue and assessments       7,576         400          (1)     7,975
Public utilities                      2,501         251         (25)     2,727
Banks, trust and insurance
 companies                            1,355          71         (15)     1,411
Industrial and miscellaneous         29,836       2,150        (688)    31,298
                                  ---------  ----------  ----------  ---------
   Total                          $  50,597  $    3,464  $     (750) $  53,311
                                  =========  ==========  ==========  =========

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2003 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             Statement   Estimated
                                               Value     Fair Value
                                             ---------   ----------
                                                 (in millions)
Due in one year or less                      $     634   $      648
Due after one year through five years            8,593        9,105
Due after five years through ten years          13,775       14,819
Due after ten years                             14,349       15,402
                                             ---------   ----------
                                                37,351       39,974
Mortgage-backed and structured securities       18,220       18,622
                                             ---------   ----------
   Total                                     $  55,571   $   58,596
                                             =========   ==========

     Common and Preferred Stocks
     Common stocks are generally reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is used to value investments in common stock of unconsolidated subsidiaries.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of amortized cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Mortgage Loans
     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2003 were 8.5% and 3.6%, respectively, while these rates during 2002 were 8.2% and 5.0%, respectively. The aggregate average ratio of amounts loaned to the value of collateral for mortgage loans originated during 2003 and 2002 were 66% and 65%, respectively, with a maximum of 100% for any single loan during each of 2003 and 2002.

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized losses. At December 31, 2003 and 2002, the reported value of mortgage loans was reduced by $13 million and $44 million, respectively, in valuation adjustments.

     Real Estate
     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when, based on current information, the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized loss. At both December 31, 2003 and 2002 there was no valuation adjustment in determining the reported value of real estate investments.

     At December 31, 2003 and 2002, the reported value of real estate included $180 million and $124 million, respectively, of real estate properties occupied by the Company.

     Leveraged Leases
     Leveraged leases are reported in the financial statements at the present value of future minimum lease payments, plus the residual value of the leased asset. At December 31, 2003 and 2002, the reported value of leveraged leases was $513 million and $532 million, respectively. The reported value of leveraged leases at December 31, 2003 and 2002 was reduced by $0 and $108 million, respectively, to reflect a decline in value of certain aircraft leases that management considered to be other-than-temporary. The decline in value was charged against an existing valuation allowance and was not reported as a realized capital loss during 2002. Leveraged leases are included in other investments and primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Capital Gains and Losses

     Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001 were as follows:

                              For the year ended                  For the year ended                   For the year ended
                              December 31, 2003                   December 31, 2002                    December 31, 2001
                       --------------------------------  ------------------------------------  ----------------------------------
                                                 Net                                  Net                                 Net
                                              Realized                             Realized                             Realized
                        Realized   Realized     Gains     Realized     Realized      Gains      Realized    Realized      Gains
                         Gains      Losses    (Losses)     Gains        Losses      (Losses)     Gains       Losses     (Losses)
                       ---------  ---------  ----------  ----------  ------------  ----------  ----------  ----------  ----------
                                                                     (in millions)
Bonds                  $   1,369  $    (861) $      508  $      950  $     (1,237) $     (287) $      537  $     (674) $     (137)
Common and
 preferred stocks            397       (402)         (5)        356          (619)       (263)        863        (569)        294
Mortgage loans                12         --          12          --            (4)         (4)         --         (10)        (10)
Real estate                  198         --         198         121            (3)        118          85         (11)         74
Other invested assets        145       (286)       (141)        158          (258)       (100)        296        (149)        147
                       ---------  ---------  ----------  ----------  ------------  ----------  ----------  ----------  ----------
                       $   2,121  $  (1,549)        572  $    1,585  $     (2,121)       (536) $    1,781  $   (1,413)        368
                       =========  =========              ==========  ============              ==========  ==========
Less: IMR gains (losses)                            538                                   264                                  11
Less: Capital gains taxes (benefit)                (105)                                 (194)                                 98
                                             ----------                            ----------                          ----------
Net realized capital gains (losses)          $      139                            $     (606)                         $      259
                                             ==========                            ==========                          ==========

     Proceeds from the sale of bond investments totaled $83 billion, $53 billion and $30 billion for the years ended December 31, 2003, 2002, and 2001, respectively. Realized losses (before capital gains taxes) included $405 million, $588 million, and $457 million for the years ended December 31, 2003, 2002, and 2001, respectively, of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

     The amortized cost and estimated fair value of bonds and common and preferred stocks for which the estimated fair value had temporarily declined and remained below cost as of December 31, 2003, were as follows:

                                                  December 31, 2003
                       ----------------------------------------------------------------------
                        Decline For Less Than 12 Months    Decline For Greater Than 12 Months
                       ----------------------------------  ----------------------------------
                                      Fair                               Fair
                          Cost        Value    Difference     Cost       Value     Difference
                       ----------  ----------  ----------  ----------  ----------  ----------
                                                   (in millions)
Bonds                  $    9,051  $    8,804  $     (247) $    1,559  $    1,448  $     (111)
Common and
 preferred stocks             587         536         (51)        613         520         (93)
                       ----------  ----------  ----------  ----------  ----------  ----------
Total                  $    9,638  $    9,340  $     (298) $    2,172  $    1,968  $     (204)
                       ==========  ==========  ==========  ==========  ==========  ==========

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Changes in net unrealized investment gains and losses for the years ended December 31, 2003, 2002, and 2001 were as follows:

                                For the year ended December 31,
                             --------------------------------------
                                 2003          2002         2001
                             -----------  -------------  ----------
                                          (in millions)

Bonds                        $       188  $        (150) $      (15)
Common and preferred stocks        1,372           (436)       (699)
Other investments                    163           (172)       (193)
                             -----------  -------------  ----------
                                   1,723           (758)       (907)
Change in deferred taxes            (552)           241         352
                             -----------  -------------  ----------
                             $     1,171  $        (517) $     (555)
                             ===========  =============  ==========

     Securities Lending
     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2003 and 2002, unrestricted cash collateral held by the Company of $2.5 billion and $1.6 billion, respectively, is reported in cash and invested assets and the offsetting collateral liability of $2.5 billion and $1.6 billion, respectively, is reported in other liabilities in the consolidated statement of financial position. Additional non-cash collateral of $482 million and $389 million is held on the Company's behalf by a trustee at December 31, 2003 and 2002, respectively, and is not included in the consolidated statement of financial position.

     Repurchase Agreements
     The Company has entered into agreements whereby the Company sells and agrees to repurchase certain mortgage-backed securities. At December 31, 2002, the book value of securities subject to these agreements and included in the reported value of bonds was $1.0 billion, while the repurchase obligation liability of $1.0 billion was reported in other liabilities in the consolidated statement of financial position. Securities subject to these agreements had contractual maturities of 30 years at December 31, 2002 and a weighted average interest rate of 5.8%. There were no outstanding repurchase commitments at December 31, 2003.

4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to Company assets and surplus of fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivative investments are reported as other investments in the consolidated statement of financial position. Cash flow and fair value hedges that qualify for hedge accounting are accounted for in a manner consistent with the hedged item (e.g. amortized cost or fair value) whereas cash flow and fair value hedges that do not qualify for hedge accounting are accounted for at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date.

     In addition to cash flow and fair value hedges, the Company entered into replication transactions during 2003 and 2002. A replication transaction is a derivative transaction entered into in

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     conjunction with other investment transactions in order to replicate the investment characteristics of otherwise permissible investments.

     The Company does not take positions in derivatives for income generation purposes.

     The Company implemented Statement of Statutory Accounting Principles ("SSAP") No. 86, Accounting for Derivative Instruments and Hedging Activities, which superceded SSAP 31, effective January 1, 2003. Upon implementation the Company had the option of applying the new guidance to all derivatives to which the Company was a party to as of January 1, 2003 or continuing to use the existing guidance of SSAP 31 for all derivatives held as of December 31, 2002. The Company chose to apply SSAP 86 guidance retroactively to derivatives held prior to January 1, 2003. The impact on surplus from the adoption of SSAP 86 was considered to be immaterial.

     The Company held the following derivative positions at December 31, 2003 and 2002:

                                           December 31, 2003                   December 31, 2002
                                   ----------------------------------  ----------------------------------
                                    Carrying    Notional      Fair      Carrying    Notional      Fair
      Derivative Instrument          Value       Amount      Value       Value       Amount      Value
---------------------------------  ----------------------------------  ----------------------------------
                                                               (in millions)
Cash Flow Hedges:
-----------------
   Foreign currency swaps          $       --  $       36  $       (2) $       --  $       68  $        7
   Interest rate swaps                     --         473           6          (3)        442          (8)
   Swaptions                               23         521          25          12         358          12
   Interest rate floors                    13         775          38           8         625          41
Fair Value Hedges:
------------------
   Short equity futures                    --          --          --          --          --          --
   Fixed income futures                    --          --          --          --         365          --
   Foreign currency forward
    contracts                             (43)      1,029         (43)        (19)        567         (17)
   Credit default swaps                    --         203          (1)         --          67          --
   Commodity swaps                         --          --          --          --           5          (1)
Replications:
-------------
   Credit default swaps                    --         230          (2)         --          65          --
   Long fixed income futures               --          --          --          --          --          --
   Long equity futures                     --          28          --          --           9          --

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are cash flow hedges used to mitigate exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Interest rate swaps are cash flow hedges used to mitigate exposure to variable interest payments

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     on certain floating rate bonds. An interest rate swap is a contractual agreement to pay a floating rate of interest, based upon a reference index, in exchange for a fixed rate of interest established at the origination of the contract.

     Swaptions are cash flow hedges used to mitigate the asset/liability risks of a significant and sustained increase or decrease in interest rates for certain of the Company's insurance products. Swaptions are a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

     Interest rate floors are cash flow hedges used to mitigate the asset/liability risks of a significant and sustained decrease in interest rates. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Short equity index futures contracts are fair value hedges that are used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Fixed income futures contracts are fair value hedges used to mitigate interest rate risk for a portion of its fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Foreign currency forward contracts are fair value hedges used to mitigate the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

     Credit default swaps are fair value hedges used to protect against a decrease in bond prices due to credit concerns for certain bond issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

     Commodity swaps are fair value hedges used to mitigate exposure to market fluctuations for the forward sale of crude oil and natural gas production. Commodity swaps are agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Credit default swap replication transactions are used by the Company to create a fixed income investment through the use of derivatives and cash market instruments. These replication transactions, including the derivative component, are reported at amortized cost. During 2003 and 2002, the average fair value of such contracts was $0 and ($1) million, respectively. No realized gains or losses were recognized during 2003 or 2002 on the termination of such contracts.

     Long fixed income futures replication contracts are used by the Company to manage the duration of the fixed income portfolio and mitigate exposure to interest rate changes. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. During 2003 and 2002, the average fair value of such contracts was $0. Realized gains of $29 million and $5 million were recognized during 2003 and 2002 on the termination of such contracts.

     Long equity futures replication contracts are used by the Company to gain equity market investment exposure. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     are terminated. During 2003 and 2002, the average fair value of such contracts was $0 and $73 million, respectively. Realized gains of $28 million and $10 million were recognized during 2003 and 2002, respectively, on the termination of such contracts.

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI"). Use of these actuarial tables and methods involved assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

     General account reserves for policy benefits at December 31, 2003 and 2002 are summarized below:

                                                 December 31,
                                           -----------------------
                                              2003         2002
                                           ----------   ----------
                                                (in millions)
Life insurance reserves                    $   71,441   $   65,605
Annuity reserves and deposit liabilities        4,940        4,607
Disability income and long-term care
 unpaid claims and claim reserves               3,083        2,907
Disability income active life reserves          1,801        1,757
Long-term care active life reserves                15            4
                                           ----------   ----------
   Total reserves for policy benefits      $   81,280   $   74,880
                                           ----------   ----------

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2% and the 1958 or 1980 CSO mortality tables. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2003, the Company has $810 billion of total life insurance in-force, including $8.7 billion of life insurance in-force for which gross premiums are less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and was reported as a direct reduction of surplus for the year ended December 31, 2001.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations, see Note 2.

     At December 31, 2003 and 2002, the withdrawal characteristics of the Company's general account annuity reserves and deposit liabilities were as follows:

                                                 December 31,
                                           -----------------------
                                              2003         2002
                                           ----------   ----------
Subject to discretionary withdrawal
   - with market value adjustment          $    1,354   $    1,386
   - without market value adjustment            2,340        2,032
Not subject to discretionary withdrawal         1,246        1,189
                                           ----------   ----------
   Total                                   $    4,940   $    4,607
                                           ==========   ==========

     Unpaid claims and claim reserves for DI policies are based on the present value of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%. Unpaid claims and claim reserves for long-term care policies are based on the present values of expected benefit payments using industry-based long-term care experience with a 4.5% interest rate.

     Reserves for unpaid claims, losses, and loss adjustment expenses on disability income and long-term care insurance were $3.1 billion and $2.9 billion at December 31, 2003 and December 31, 2002, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2003 and 2002.

                                             For the year ended
                                                December 31,
                                           -----------------------
                                              2003         2002
                                           ----------   ----------
                                                (in millions)
Balance at January 1                       $    2,907   $    2,701
Incurred related to:
   Current year                                   466          466
   Prior year                                      50           59
                                           ----------   ----------
      Total incurred                              516          525
Paid related to:
   Current year                                    17           17
   Prior year                                     323          302
                                           ----------   ----------
      Total paid                                  340          319
                                           ----------   ----------
Balance at December 31                     $    3,083   $    2,907
                                           ==========   ==========

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     The changes in reserves for incurred claims related to prior years are generally the result of ongoing analysis of recent loss development trends.

     Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, with interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based experience morbidity, total terminations based on the 1983 Individual Annuity Mortality table without lapses or the 1983 Group Annuity Mortality table with lapses, and an interest rate of either 4% or the minimum rate allowable for tax purposes. When the tax interest rate is used, lapses are not included in total terminations and reserves are compared in the aggregate to the statutory minimum and the greater of the two is held.

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

     Deferred and uncollected premiums at December 31, 2003 and 2002 were as follows:

                          December 31, 2003       December 31, 2002
                        ---------------------   ---------   ---------
Type of Business          Gross        Net        Gross        Net
---------------------   ---------   ---------   ---------   ---------
                                        (in millions)
Ordinary new business   $     171   $      76   $     149   $      69
Ordinary renewal            1,461       1,191       1,409       1,145
                        ---------   ---------   ---------   ---------
                        $   1,632   $   1,267   $   1,558   $   1,214
                        =========   =========   =========   =========

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity policies. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2003 and 2002:

                                                 December 31,
                                           -----------------------
                                              2003         2002
                                           ----------   ----------
Subject to discretionary withdrawal
   - with market value adjustment          $   10,524   $    8,442
   - without market value adjustment               --           --
Not subject to discretionary withdrawal         1,886        1,550
Non-policy liabilities                            252          254
                                           ----------   ----------
   Total                                   $   12,662   $   10,246
                                           ==========   ==========

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At both December 31, 2003 and 2002, general account reserves for policy benefits included $11 million attributable to these benefits.

     Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2003 and 2002 were $1.2 billion and $1.3 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the Separate Accounts is reported in net transfers to separate accounts in the consolidated statement of operations, net of amounts received from the Separate Accounts to provide for policy benefit payments to variable product policyowners.

     Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement with the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2003, 2002 and 2001:

                                              For the year ended December 31,
                                           ------------------------------------
                                               2003         2002         2001
                                           ------------------------------------
                                                      (in millions)
From Separate Account Annual Statement:
   Transfers to Separate Accounts          $    1,224   $    1,341   $    1,419
   Transfers from Separate Accounts            (1,125)      (1,300)      (1,128)
                                           ------------------------------------
                                                   99           41          291
Reconciling adjustments:
   Investment management and
    administrative charges                         73           65           72
   Mortality, breakage and taxes                  116          136          139
                                           ------------------------------------
      Net transfers to separate accounts   $      288   $      242   $      502
                                           ====================================

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements. In 2003, the Company contributed $28 million to the qualified employee retirement plan. No contributions were required during 2002 or 2001.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

     Aggregate assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2003 and 2002, and changes in assets and obligations for the years then ended, were as follows:

                                             Defined Benefit   Postretirement
                                                   Plans          Benefits
                                             ----------------  --------------
                                               2003     2002    2003    2002
                                             -------  -------  ------  ------
                                                       (in millions)
Fair value of plan assets at January 1       $ 1,420  $ 1,612  $   17  $   20
Changes in plan assets:
   Actual return on plan assets                  323     (161)      5      (2)
   Company contributions                          28       --      --      --
   Actual plan benefits paid                     (33)     (31)     (2)     (1)
                                             -------  -------  ------  ------
Fair value of plan assets at December 31     $ 1,738  $ 1,420  $   20  $   17
                                             =======  =======  ======  ======
Projected benefit obligation at January 1    $ 1,499  $ 1,367  $  131  $   96
Changes in benefit obligation:
   Service cost of benefits earned                64       54      15      11
   Interest cost on projected obligations        103       95      10       8
   Projected plan benefits paid                  (38)     (34)     (9)     (8)
   Experience losses                             101       17      19      24
                                             -------  -------  ------  ------
Projected benefit obligation at December 31  $ 1,729  $ 1,499  $  166  $  131
                                             =======  =======  ======  ======

     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Asset mix is re-balanced regularly to maintain ratios of approximately 60% equities, 35% fixed income investments, and 5% cash equivalents. Fair value of plan assets is based primarily on quoted market values.

     The projected benefit obligation represents the actuarial net present value of future benefit obligations, which is estimated annually by the Company. The following table summarizes assumptions used in estimating the projected benefit obligations at December 31, 2003, 2002, and 2001:

                                                              Postretirement
                                  Defined Benefit Plans          Benefits
                                  ---------------------   ---------------------
                                   2003    2002    2001    2003    2002    2001
                                  ---------------------   ---------------------

Discount rate                       6.5%    7.0%    7.0%    6.5%    7.0%    7.0%
Long-term rate of return on plan
 assets                             8.0%    8.5%    9.0%    8.0%    8.5%    9.0%
Annual increase in compensation     4.5%    5.0%    5.0%    4.5%    5.0%    5.0%

     The projected benefit obligations for post-retirement benefits at December 31, 2003 and 2002 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2003 by $18 million and net periodic postretirement benefit expense during 2003 by $3 million. A decrease in the assumed healthcare cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2003 by $18 million and net periodic postretirement benefit expense during 2003 by $3 million.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Projected benefit obligations included $28 million and $12 million for non-vested employees at December 31, 2003 and 2002, respectively.

     Following is an aggregate reconciliation of the funded status of the plans to the net liability reported by the Company at December 31, 2003 and 2002:

                                               Defined Benefit   Postretirement
                                                   Plans            Benefits
                                             ------------------  --------------
                                               2003      2002     2003    2002
                                             --------  --------  ------  ------
                                                       (in millions)
Fair value of plan assets at December 31     $  1,738  $  1,420  $   20  $   17
Projected benefit obligation at December 31     1,729     1,499     166     131
                                             --------  --------  ------  ------
   Funded status                                    9       (79)   (146)   (114)
      Unrecognized net experience losses          368       516      43      29
      Unrecognized initial net asset             (598)     (644)     --      --
      Nonadmitted asset                           (76)      (58)     --      --
                                             --------  --------  ------  ------
Net pension liability                        $   (297) $   (265) $ (103) $  (85)
                                             ========  ========  ======  ======

     Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or benefit costs has been more or less favorable than assumed. These net differences accumulate without recognition in the Company's financial statements unless they exceed 10% of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the plan participants, which is currently fourteen years.

     Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting principles at January 1, 2001. The Company has elected not to record an initial asset for this excess, electing instead to utilize the excess through amortization of this initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

     Any pension assets for funded plans are nonadmitted under statutory accounting and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

     The components of net periodic benefit costs for the years ended December 31, 2003, 2002, and 2001, were as follows:

                                                                       Postretirement
                                            Defined Benefit Plans         Benefits
                                           ----------------------  ----------------------
                                            2003    2002    2001    2003    2002    2001
                                           ----------------------  ----------------------
                                                            (in millions)
Components of net periodic benefit cost:
   Service cost of benefits earned         $   64  $   54  $   50  $   15  $   11  $    7
   Interest cost on projected obligations     103      95      86      10       9       6
   Amortization of experience gains and
    losses                                     34       5      --       2       1      --
   Amortization of initial net asset          (46)    (13)     --      --      --      --
   Expected return on plan assets            (113)   (136)   (151)     (1)     (2)     (2)
                                           ----------------------  ----------------------
      Net periodic expense (benefit)       $   42  $    5  ($  15) $   26  $   19  $   11
                                           ======================  ======================

     The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     December 31, 2003, 2002 and 2001 the Company expensed total contributions to these plans of $23 million, $22 million and $20 million, respectively.

9.   Reinsurance

     The Company limits its exposure to life insurance death benefits on any single insured by ceding insurance coverage to various reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life policy and a maximum of $35 million of coverage per joint life policy. The Company also participates in catastrophic risk sharing pools and has an excess reinsurance contract for certain disability income policies issued prior to 1999 with retention limits varying based upon coverage type.

     Amounts shown in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2003 and 2002 were reported net of ceded reserves of $1.0 billion and $877 million, respectively.

     The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2003, 2002 and 2001 was as follows:

                           For the year ended December 31,
                         ----------------------------------
                            2003        2002        2001
                         ----------  ----------  ----------
                                    (in millions)
Direct premium revenue   $   10,959  $   10,706  $    9,995
Premiums ceded                 (652)       (598)       (548)
                         ----------  ----------  ----------
   Net premium revenue   $   10,307  $   10,108  $    9,447
                         ==========  ==========  ==========
Direct benefit expense       11,110      10,770      10,119
Benefits ceded                 (483)       (440)       (442)
                         ----------  ----------  ----------
   Net benefit expense   $   10,627  $   10,330  $    9,677
                         ==========  ==========  ==========

     In addition, the Company earned $184 million, $172 million and $161 million for the years ended December 31, 2003, 2002 and 2001, respectively, in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business. These amounts are reported in other income in the consolidated statement of operations.

     Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance recoverables at December 31, 2003 and 2002, which were considered by management to be uncollectible.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

Northwestern Mutual Investment Services, LLC      Baird Holding Company
Northwestern International Holdings, Inc.         Frank Russell Company
NML Real Estate Holdings, LLC and subsidiaries    Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries     Network Planning Advisors, LLC
Northwestern Investment Management Company, LLC   Mason Street Advisors, LLC
Northwestern Securities Holdings, LLC             NML - CBO, LLC
Northwestern Mutual Trust Company                 JYD, LLC
Chateau, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. Federal income tax returns for years through 1999 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for additional taxes that may become due with respect to the open tax years.

     The Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The components of the net deferred tax asset at December 31, 2003 and 2002 were as follows:

                                           December 31,
                                      ---------------------
                                        2003        2002       Change
                                      ---------  ----------  ----------
                                          (in millions)
Deferred tax assets:
   Policy acquisition costs           $     715  $      673  $       42
   Investment assets                        189         664        (475)
   Policy benefit liabilities             1,751       1,769         (18)
   Benefit plan obligations                 252         223          29
   Guaranty fund assessments                 12          14          (2)
   Nonadmitted assets                        54          67         (13)
   Other                                     58          61          (3)
                                      ---------------------------------
      Gross deferred tax assets       $   3,031  $    3,471  $     (440)
                                      ---------------------------------
Deferred tax liabilities:
   Premium and other receivables      $     453  $      425  $       28
   Investment assets                      1,375       1,156         219
   Other                                      5           3           2
                                      ---------------------------------
      Gross deferred tax liabilities  $   1,833  $    1,584  $      249
      Net deferred tax asset          ---------------------------------
                                      $   1,198  $    1,887  $     (689)
                                      =================================

     The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2003 and 2002, the Company's gross deferred tax assets did not exceed this limitation.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

     The major components of current income tax expense (benefit) were as follows:

                                             For the Year Ended
                                                December 31,
                                        ---------------------------
                                          2003      2002      2001
                                        -------   -------   -------
                                               (in millions)
Current year income tax                 $   (65)  $    26   $   170
Tax credits                                 (25)      (15)      (11)
Equity tax expense (benefit)                 --      (453)       14
                                        -------   -------   -------
   Total current tax expense (benefit)  $   (90)  $  (442)  $   173
                                        =======   =======   =======

     The Company's taxable income can vary significantly from gain from operations before taxes due to temporary timing and permanent differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. At December 31, 2001, the liability for income taxes payable included $453 million related to the Company's estimated liability for equity tax, primarily with respect to the 2001 tax year. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, this liability was released as a current tax benefit during 2002. Barring any additional action by Congress, the equity tax is scheduled to be reinstated for the 2004 tax year.

     The Company's effective tax rates were 13%, 299%, and 21% for the years ended December 31, 2003, 2002, and 2001, respectively. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the ratio between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax in 2002.

     Income taxes incurred in the current and prior years of $1.2 billion are available at December 31, 2003 for recoupment in the event of future net losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million plus contingent consideration based upon the financial performance of Russell from the date of acquisition through the five year period ended December 31, 2003. Through December 31, 2003 that contingent consideration had aggregated to approximately $143 million. Russell, a global leader in multi-manager investment services, provides investment products and services in more than 35 countries. This acquisition was accounted for using the statutory purchase method, and the investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is reported in common stocks in the consolidated statement of financial position. Since the date of acquisition, the Company charged-off directly from surplus approximately $958 million, representing the goodwill associated with the acquisition, including the impact on goodwill of contingent consideration. The Company has received permission from the OCI for this statutory accounting treatment, which is different than that required by the NAIC "Accounting Practices and Procedures Manual", which prescribes amortization of goodwill over the period in which the purchasing entity benefits economically, not to exceed 10 years.

12.  Contingencies and Guarantees

     The Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

     In the normal course of business, the Company has guaranteed certain obligations of other affiliates. The maximum exposure under these agreements totaled approximately $62 million at December 31, 2003 and was generally mitigated by the underlying net asset values of the affiliates. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.3 billion at December 31, 2003 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may ultimately result from such actions would not have a material effect on the Company's financial position at December 31, 2003.

13.  Related Party Transactions

     During 2003, the Company transferred investments to a majority-owned investment subsidiary as a capital contribution. Realized capital gains (losses) of ($7) million were recognized in 2003 on the transfer of these assets.

     During 2001, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million for 2001 were reported based on the fair value of the assets at transfer.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2003 and 2002 were as follows:

                                  December 31, 2003      December  31, 2002
                                 --------------------   --------------------
                                 Statement     Fair     Statement     Fair
                                   Value       Value      Value       Value
                                 ---------   --------   ---------   --------
                                                (in millions)
Assets:
   Bonds                         $  55,571   $ 58,596   $  50,597   $ 53,311
   Common and preferred stocks       6,577      8,488       4,902      6,373
   Mortgage loans                   16,426     18,086      15,692     17,485
   Real estate                       1,481      2,122       1,503      2,181
   Policy loans                      9,546      9,839       9,292      9,628
   Other investments                 4,851      5,373       4,242      4,802
   Cash and short-term
    investments                      2,594      2,594       1,814      1,814
Liabilities:
   Investment-type insurance
    reserves                     $   3,989   $  3,759   $   3,737   $  3,562

     Fair value of bonds, common and preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments primarily represent joint ventures and partnerships, for which the equity method approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

15.  Codification of Statutory Accounting Principles

     Beginning January 1, 2001, insurance companies domiciled in Wisconsin were required to prepare statutory basis financial statements in accordance with the new NAIC "Accounting Practices and Procedures Manual," subject to any variations prescribed or permitted by the OCI.

     These new requirements differed from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances were established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets were measured differently and were reported as realized losses, (3) pension and other employee benefit obligations were accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income was limited to dividends received, (5) certain software costs were capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies without significant mortality or morbidity

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2003, 2002, 2001
--------------------------------------------------------------------------------

     risks ("deposit-type contracts") were not included in revenue or benefits as reported in the consolidated statement of operations.

     The cumulative effect of adoption of these new accounting principles was reported in the consolidated statement of changes in surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

Deferred tax accounting             $   850
Pension plan liabilities                (74)
Investment valuation changes, net       (27)
                                    -------
                                    $   749
                                    =======

[Letterhead of PricewaterhouseCoopers]

--------------------------------------------------------------------------------

                                              PricewaterhouseCoopers LLP
                                              100 E. Wisconsin Ave., Suite 1500
                                              Milwaukee, WI 53202
     Report of Independent Auditors           Telephone: (414) 212 1600

     To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

     We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2003 and 2002, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States of America. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2003 and 2002, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2003 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2003 and 2002 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, on the basis of accounting described in
     Note 1.

     As discussed in Note 15 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.


/s/ PRICEWATERHOUSECOOPERS LLP
January 26, 2004

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

DISTRIBUTION OF THE CONTRACTS................................................B-2

DETERMINATION OF ANNUITY PAYMENTS............................................B-2
      Amount of Annuity Payments.............................................B-2
      Annuity Unit Value.....................................................B-2
      Illustrations of Variable Annuity Payments.............................B-3

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-3

TRANSFERABILITY RESTRICTIONS.................................................B-4

PERFORMANCE DATA.............................................................B-4

EXPERTS......................................................................B-8

FINANCIAL STATEMENTS OF THE ACCOUNT.........................................B-10
(as of December 31, 2003 and for each of the two years in the period ended December 31, 2003)

   Report of Independent Accountants........................................B-21
   (as of December 31, 2003 and for each of the two years in the period ended December 31, 2003)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................B-22
(as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003)

   Report of Independent Accountants........................................B-48
   as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003)

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements
               The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

               NML Variable Annuity Account B
                (as of December 31, 2003 and for each of the two years in the period ended December 31, 2003) Statement of Assets and Liabilities Statement of Operations Changes in Equity Notes to Financial Statements Report of Independent Accountants

               The Northwestern Mutual Life Insurance Company
                (as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003) Consolidated Statement of Financial Position Consolidated Statement of Operations Consolidated Statement of Changes in Surplus Consolidated Statement of Cash Flows Notes to Consolidated Statutory Financial Statements Report of Independent Accountants

         (b)  Exhibits

         Exhibit B(4)(a)       Amended Flexible Payment Variable Annuity Front
                               Load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(a)(1)    Amended Flexible Payment Variable Annuity Back
                               Load Contract, RR.V.B.BK.(0704), and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(b)       Amended Variable Annuity Front Load and Back Load
                               Contract Payment Rate Tables, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704), included in Exhibits
                               B(4)(a) and B(4)(a)(1) above (sex distinct)

         Exhibit B(4)(c)       Amended Enhanced Death Benefit for Front Load and
                               Back Load Contracts, VA.EDB.(0803), included in
                               Exhibits B(4)(a) and B(4)(a)(1) above

         Exhibit B(4)(d)       Waiver of Withdrawal Charge for Back Load
                               Contract, VA.WWC.(032000), included in Exhibit
                               B(4)(a)(1) above

         Exhibit B(5)          Amended Application forms for Front Load and Back
                               Load Contracts, included in Exhibits B(4)(a) and
                               B(4)(a)(1) above

         Exhibit B(10)         Consent of PricewaterhouseCoopers LLP

The following exhibit was filed in electronic format with Post-Effective Amendment No. 63 to the Registration Statement on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 28, 2003, and is incorporated herein by reference:

Exhibit B(6)   Amendment to By-Laws of The Northwestern Mutual Life Insurance
               Company dated December 4, 2002

The following exhibit was filed in electronic format with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and is incorporated herein by reference:

Exhibit (h)(2) Form of Participation Agreement among Variable Insurance Products
               Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company

The following exhibits were filed in electronic format with Post-Effective Amendment No. 61 to the Registration Statement on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated May 31, 2001, and are incorporated herein by reference:

Exhibit B(4)(a)      Flexible Payment Variable Annuity Front Load Contract,
                     RR.V.B. (032000) and Amendment to Qualify as an Annuity for non-tax qualified business, including Contract amendment
                     (sex neutral)

Exhibit B(4)(a)(1)   Flexible Payment Variable Annuity Back Load Contract,
                     RR.V.B. (032000), and Amendment to Qualify as an Annuity for non-tax qualified business, including Contract amendment (sex neutral)

Exhibit B(4)(b)      Variable Annuity Front Load and Back Load Contract Payment
                     Rate Tables, RR.V.A.B. (032000), included in Exhibits
                     B(4)(a) and B(4)(a)(1) above (sex distinct)

Exhibit B(4)(c)      Enhanced Death Benefit for Front Load and Back Load
                     Contracts, VA.EDB.(032000), included in Exhibits B(4)(a) and B(4)(a)(1) above

Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load Contract, VA.WWC.
                     (032000), included in Exhibit B(4)(a)(1) above

Exhibit B(5)         Amended Application forms for Front Load and Back Load
                     Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

The following exhibits were filed in electronic format with Post-Effective Amendment No. 57 to the Registration Statement on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 25, 1999, and are incorporated herein by reference:

Exhibit B(8)(a)      Form of Participation Agreement Among Russell Insurance
                     Funds, Russell Fund Distributors, Inc. and The Northwestern
                     Mutual Life Insurance Company

Exhibit B(8)(b)      Form of Administrative Service Fee Agreement between The
                     Northwestern Mutual Life Insurance Company and Frank
                     Russell Company

The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

Exhibit A(6)(b)      Amended By-Laws of The Northwestern Mutual Life Insurance
                     Company dated January 28, 1998

The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

Exhibit A(3)(A)      Distribution Contract

The following exhibit was filed in electronic format with Post-Effective Amendment No. 52 to the Registration Statement on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated November 13, 1995, and is incorporated herein by reference:

EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company.

Item 25. Directors and Officers of the Depositor

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                             Business Address

Edward E. Barr                   Sun Chemical Corporation
                                 222 Bridge Plaza South
                                 Fort Lee, NJ 07024

John M. Bremer                   The Northwestern Mutual Life Insurance Company
                                 720 East Wisconsin Avenue
                                 Milwaukee, WI 53202

Peter W. Bruce                   The Northwestern Mutual Life Insurance Company
                                 720 East Wisconsin Avenue
                                 Milwaukee, WI 53202

Robert C. Buchanan               Fox Valley Corporation
                                 100 West Lawrence Street
                                 P.O. Box 727
                                 Appleton, WI 54911

George A. Dickerman              68 Normandy Road
                                 Longmeadow, MA 01106-1259

Pierre S. du Pont                Richards, Layton & Finger
                                 P.O. Box 551
                                 1 Rodney Square
                                 Wilmington, DE 19899

James D. Ericson                 777 East Wisconsin Avenue
                                 Suite 3010
                                 Milwaukee, WI 53202

David A. Erne                    Reinhart Boener Van Deuren sc
                                 1000 North Water Street
                                 Suite 2100
                                 Milwaukee, WI  53202
J. E. Gallegos
                                 Gallegos Law Firm
                                 460 St. Michaels
                                 Drive Building 300
                                 Santa Fe, NM 87505

Stephen N. Graff                 805 Lone Tree Road
                                 Elm Grove, WI 53122-2014

Patricia Albjerg Graham          Graduate School of Education
                                 Harvard University
                                 420 Gutman
                                 Cambridge, MA  02138

James P. Hackett                 Steelcase Inc.
                                 901 - 44/th/ Street
                                 Grand Rapids, MI  49508

Stephen F. Keller                101 South Las Palmas Avenue
                                 Los Angeles, CA 90004

Barbara A. King                  Landscape Structures, Inc.
                                 Route 3
                                 601-7th Street South
                                 Delano, MN 55328

Margery Kraus                    APCO Worldwide
                                 1615 L Street, NW, Suite 900
                                 Washington, DC 20036

J. Thomas Lewis 228              St. Charles Avenue
                                 Suite 1024 New
                                 Orleans, LA 70130

Daniel F. McKeithan, Jr.         Tamarack Petroleum Company, Inc.
                                 Suite 1920
                                 777 East Wisconsin Avenue
                                 Milwaukee, WI 53202

H. Mason Sizemore,Jr.            2054 N.W. Blue
                                 Ridge Drive
                                 Seattle, WA 98177

Sherwood H. Smith, Jr.           CP&L
                                 421 Fayetteville Street Mall
                                 P.O. Box 1551
                                 Raleigh, NC  27602

Peter M. Sommerhauser            Godfrey & Kahn, S.C.
                                 780 North Water Street
                                 Milwaukee, WI 53202-3590

John E. Steuri                   52 River Ridge Road
                                 Little Rock, AR 72227-1518

John J. Stollenwerk              Allen-Edmonds Shoe Corporation
                                 201 East Seven Hills Road
                                 P.O. Box 998
                                 Port Washington, WI 53074-0998

Barry L. Williams                Williams Pacific Ventures, Inc.
                                 109 Stevenson Street - 5/th/ Floor
                                 San Francisco, CA 94105-3409

Kathryn D. Wriston               c/o Shearman & Sterling
                                 599 Lexington Avenue, Room 1064
                                 New York, NY 10022

Edward J. Zore                   The Northwestern Mutual Life Insurance Company
                                 720 East Wisconsin Avenue
                                 Milwaukee, WI 53202

EXECUTIVE OFFICERS

Name                  Title

Edward J. Zore        President and Chief Executive Officer
John M. Bremer        Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce        Chief Insurance Officer
Deborah A. Beck       Executive Vice President (Planning and Technology)
William H. Beckley    Executive Vice President (Agencies)
Mason G. Ross         Executive Vice President and Chief Investment Officer
Mark G. Doll          Senior Vice President (Public Markets)
Richard L. Hall       Senior Vice President (Life Product)
William C. Koenig     Senior Vice President and Chief Actuary
Gregory C. Oberland   Senior Vice  President (Insurance Operations)
Barbara F. Piehler    Senior Vice  President  and Chief Information Officer
Gary A. Poliner       Senior Vice President & CFO
Marcia Rimai          Senior Vice  President (Marketing)
Charles D. Robinson   Senior Vice President (Investment Products and Services)
John E. Schlifske     Senior Vice President (Investment Products and Services
                         and Affiliates)
Leonard F. Stecklein  Senior Vice President (Investment Products Operations)
Frederic H. Sweet     Senior Vice President (Corporate and Government Relations)
Robert J. Berdan      Vice President, General Counsel and Secretary
Michael G. Carter     Vice President (Policyowner Services)
Steven T. Catlett     Vice President - Investment Products
David D. Clark        Vice President (Real Estate)
Gloster B. Current    Vice President (Corporate Planning)
Thomas E. Dyer        Vice President (Corporate Services)
Christine H. Fiasca   Vice President (Field System Administration)
John M. Grogan        Vice President (Field Services and Support)
John C. Kelly         Vice President and Controller
Susan A. Lueger       Vice President (Human Resources)
Jeffrey J. Lueken     Vice President (Securities)
Jean M. Maier         Vice President (New Business)
Meridee J. Maynard    Vice President (Disability Income and Long-Term Care)
Lora A. Rosenbaum     Vice President (Compliance/Best Practices)
Brenda F. Skelton     Vice President (Communications)
J. Edward Tippetts    Vice President (Field Development)
Martha M. Valerio     Vice President (Information Systems)
W. Ward White         Vice President (Corporate Relations)

OTHER OFFICERS

Name                                     Title

Abbott, John          Director DI Special Invest Unit/Field Benefit Reps

Name                       Title

Amerell, Jac               Director Investment Accounting
Backe, Mark                Asst. General Counsel & Asst. Secretary
Barlow, Walter             Asst. Director Education
Berger, Beth               Asst. General Counsel & Asst. Secretary
Bessette, Frederick        Asst. General Counsel & Asst. Secretary
Bialo, Maryann             Asst. Director DI Benefit
Bleidorn, Melissa          Asst. General Counsel & Asst. Secretary
Bluhm, Rodney D.           Asst. General Counsel & Asst. Secretary
Botcher, Sandra            Asst. General Counsel & Asst. Secretary
Brower, Anne               Asst. General Counsel & Asst. Secretary
Bula, Michael              Asst. General Counsel & Asst. Secretary
Cain, John                 Asst. Director Policyowner Services
Canady, Gwen               Asst. Director Corporate Reporting
Christianson, Tom          Director Advanced Business Services
Close, Alan                Director Accounting Policy
Coleman, James             Vice President Brand and Advertising
Courtney, Barbara          Director Mutual Fund Accounting
Darland, Dennis            Asst. Director DI Benefit
Diestelmeier, Mark         Asst. General Counsel & Asst. Secretary
Dunn, John                 Asst. General Counsel & Asst. Secretary
Eben, James                Asst. General Counsel & Asst. Secretary
Fleming, Kate              Asst. General Counsel & Asst. Secretary
Forecki, Don               Director Investment Operations
Frankel, Steve             Vice President Actuary
Frasher, James             Asst. General Counsel & Asst. Secretary
Garofani, John             Asst. General Counsel & Asst. Secretary
Garthwait, Dick            Vice President System Administration
Gavin, Sheila              Asst. General Counsel & Asst. Secretary
Gerend, Tim                Asst. General Counsel & Asst. Secretary
Gleeson, Bob               Vice President & Medical Director
Goetze, Jason              Asst. Director Long Term Care Compliance/Sales
Greene, C. Claibourne      Asst. General Counsel & Asst. Secretary
Gurlik, Greg               Director Long Term Care Product Development
Hewitt, Gary               Vice President Treasury & Investment Operations
Hillmann, Pat              Asst. Director Annuity Accum. Products
Hoffman, Dick              Vice President Audit
Horn, Diane                Director NMIS Compliance
Idleman, Elizabeth         Asst. General Counsel & Asst. Secretary
Kaprelian, Mark            Asst. General Counsel & Asst. Secretary
Kennedy, Kevin             Director Architecture and Environmental Services
Kern, Jim                  Director DI Underwriting
Kiefer, Don                Vice President Actuary
Koelbl, James              Asst. General Counsel & Asst. Secretary
Kolawole, Abim             Asst. General Counsel & Asst. Secretary
Kordsmeier, John           Vice President Underwriting Standards
Kowalsky, Robert           Vice President & Chief Architect
Kracht, Carol              Vice President & Investment Counsel-Securities
Krueger, Pat               Director Annuity Customer Service
Kuzminski, Todd            Asst. Director Investment Accounting
Kuznacic, Kim              Asst. Director Policyowner Services
Landry, Dean               Asst. Director Investment Accounting
Lemanczyk, Donna           Director Investment Processing

Name                         Title

Lentini, Elizabeth           Asst. General Counsel & Asst. Secretary
Lewis, Sally                 Asst. General Counsel & Asst. Secretary
Loxton, George               Asst. General Counsel & Asst. Secretary
Lundberg, Merrill            Asst. General Counsel & Asst. Secretary
Mabie, Dean                  Asst. General Counsel & Asst. Secretary
Magalska, Jon                Actuary
Manista, Raymond             Vice President & Litigation Counsel
Marks, Jeff                  Director ES-INS & Res
Martinie, Steve              Asst. General Counsel & Asst. Secretary
Matchulat, Ted               Director Product Compliance
McCown, William              Vice President & Investment Counsel-Real Estate
McElwee, Paul                Asst. General Counsel & Asst. Secretary
McFarland, James             Asst. General Counsel & Asst. Secretary
McGinley, Dan                Director Field Management Development
McKeown, Patrick             Investment Research Consultant
McLennon, Mark               Director Annuity Accum. Product Sales Support
Meihsner, Larry              Asst. General Counsel & Asst. Secretary
Meilander, Bob               Vice President Corporate Actuary
Menting, Christopher         Asst. General Counsel & Asst. Secretary
Meyers, Richard              Asst. General Counsel & Asst. Secretary
Migliaccio, Joanne           Director Field Services and Support
Milewski, Lynn               Director Annuity New Business Compliance
Miller, Sara                 Vice President Specialty Markets
Moakley, Daniel              Asst. General Counsel & Asst. Secretary
Mocarski, Jill               Medical Director
Molloy, Karen                Director Banking & Cash Management
Moro-Goane, Diane            Director Marketing Materials Review
Morris, Scott                Asst. General Counsel & Asst. Secretary
Nelson, David K.             Asst. General Counsel & Asst. Secretary
Nelson, Mary                 Asst. General Counsel & Asst. Secretary
Nelson, Ron                  Dir Product Development & Strategy
Nelson, Tim                  Director Market Conduct
Niehaus, Jeff                Director Product & Systems
Niessing, Karen              Director Policyowner Services
Otto, Timothy                Asst. General Counsel & Asst. Secretary
Panighetti, Art              Vice President Tax
Perez, David                 Asst. General Counsel & Asst. Secretary
Perkins, Judith              Asst. General Counsel & Asst. Secretary
Peterson, Pete               Director Long Term Care Administration
Pickering, William           Asst. General Counsel & Asst. Secretary
Pogoriler, Harvey            Asst. General Counsel & Asst. Secretary
Porter, Rebecca              Director Policyowner Services
Powell, Randy                Medical Director
Rabenn, Thomas               Asst. General Counsel & Asst. Secretary
Remstad, Dave                Vice President Life Product
Richards, Tom                Vice President Agency Development
Richter, Dick                Vice President System Administration
Riedl, Daniel                President & CEO of Northwestern Mutual Investment
                             Services, LLC
Rivera, Kathleen             Vice President & Insurance Counsel; Vice President
                             & Financial Services Counsel (Acting)
Roou, Tammy                  Asst. General Counsel & Asst. Secretary
Schachtner, Mary Ann         Director Field Training & Development

Name                         Title

Schaefer, Linda              Director Policyowner Services
Schattschneider, Cal         Asst. Director Corporate Development
Scheer, Thomas F.            Asst. General Counsel & Asst. Secretary
Schiltz, Jane Ann            Vice President Estate Market
Schluter, Kathleen           Vice President & Tax Counsel
Schmidt, Calvin              Vice President Information Systems
Schneider, Rodd              Asst. General Counsel & Asst. Secretary
Seguin, Norm                 Director Ad Valorem Tax
Shaw, Catherine              Asst. General Counsel & Asst. Secretary
Silber, David                Asst. General Counsel & Asst. Secretary
Silverman, Stephen           Asst. General Counsel & Asst. Secretary
Simbro, Dave                 Vice President Long Term Care
Skalecki, Paul               Senior Actuary
Smith, Diane                 Asst. Director Policyowner Services
Smith, Mark                  Associate General Counsel & Asst. Secretary
Snyder, Richard              Asst. Director Mutual Funds
Stevens, Karen               Asst. General Counsel & Asst. Secretary
Svehlek, Cheryl              Asst. Director DI Underwriting Large Case
Taknint, Rachel              Asst. General Counsel & Asst. Secretary
Talajkowski, Tom             Asst. Director Tax
Taylor, Earl                 Asst. General Counsel & Asst. Secretary
Tews, Paul                   Director Investment Planning
Van Groll, Mary Beth         Vice President Information Systems
Versnik, Natalie             Asst. Director SIU
Weiner, Joel                 Medical Director
Wilbert, Catherine           Asst. General Counsel & Asst. Secretary
Wilkinson, Don               Vice President Agency Administration
Williams, Jeff               Director Corporate Risk Management
Wills, Anne                  Asst. Director Policyowner Services
Wilson, John                 Director Long Term Care Sales Support
Woodcock, Penny              Asst. Director DI Quality Assurance
Young, Catherine             Asst. General Counsel & Asst. Secretary
Zehner, Rick                 Vice President Marketing Intell
Zimmermann, Patti            Director Investment Technology & Development
Zwieg, Philip                Vice President Information Systems
Zysk, Bob                    Director Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2003 are set forth on pages C-11 through C-13. In addition to the subsidiaries set forth on pages C-11 through C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

     1. NML Variable Annuity Account A
     2. NML Variable Annuity Account B
     3. NML Variable Annuity Account C
     4. Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the "Funds"), shown on page C-11 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2003)

The Northwestern Mutual Life Insurance Company                                 Jurisdiction of
                                                                                Incorporation
 Baird Holding Company - 90.01% ........................................            Wisconsin
 Baird Holding Company owns  84.74% of Baird Financial Corporation. ....            Wisconsin
     Baird Financial Corporation holds  86.90% of the voting
     stock of Robert W. Baird & Co., Incorporated and
     various subsidiaries
 Bradford, Inc. - 100% .................................................             Delaware
 Chateau, LLC - 100% ...................................................             Delaware
 Frank Russell Company - 91.15% ........................................           Washington
 Frank Russell Investment Management Company - 91.15% ..................           Washington
 JYD Assets, LLC - 100% ................................................             Delaware
 Mason Street Advisors, LLC - 100% .....................................             Delaware
 Mason Street Funds, Inc. (and its 11 funds) - 75%/2/ ..................             Maryland
 Network Planning Advisors, LLC - 100% .................................            Wisconsin
 NMIS Alabama Agency, LLC - 100% .......................................              Alabama
 NMIS Georgia Agency, LLC - 100% .......................................              Georgia
 NMIS Massachusetts Insurance Agency, LLC - 100% .......................        Massachusetts
 NML Buffalo Agency, Inc. - 100% .......................................             New York
 NML - CBO, LLC - 100% .................................................             Delaware
 NML/Mid Atlantic, Inc. - 100% .........................................           New Jersey
 NML/Tallahassee, Inc. - 100% ..........................................              Florida
 Northwestern Foreign Holdings B.V. - 100% .............................          Netherlands
 Northwestern International Holdings, Inc. - 100% ......................             Delaware
 Northwestern Investment Management Company, LLC - 100% ................             Delaware
 Northwestern Long Term Care Insurance Company - 100% ..................             Illinois
 Northwestern Mutual Investment Services, LLC - 100% ...................            Wisconsin
 Northwestern Mutual Las Vegas, Inc. - 100% ............................               Nevada
 Northwestern Mutual Series Fund, Inc.
  (and its 18 portfolios) - 100%/3/ ....................................             Maryland
 Northwestern Mutual Trust Company - 100% .............................. Federal Savings Bank
 Northwestern Reinsurance Holdings N.V. - 100% .........................          Netherlands
 Northwestern Securities Holdings, LLC - 100% ..........................             Delaware
 Russell Investment Funds (and its 5 funds) -  85% .....................        Massachusetts
 Saskatoon Centre, Limited - 100% (inactive) ...........................      Ontario, Canada


NML Securities Holdings, LLC  - 100%                                      Jurisdiction of
                                                                            Incorporation
Alexandra International Sales, Inc. - 100% .............................   Virgin Islands
Baraboo, Inc. - 100% ...................................................         Delaware
Brendan International Sales, Inc. - 100% ...............................   Virgin Islands
Brian International Sales, Inc. - 100% .................................   Virgin Islands
Carlisle Ventures, Inc. - 100% .........................................         Delaware
Chateau, Inc. - 90% ....................................................         Delaware
Chateau I, LP - 100% ...................................................         Delaware
Coral, Inc. - 100% .....................................................         Delaware
Elderwood International Sales, Inc. - 100% .............................   Virgin Islands
Elizabeth International Sales, Inc. - 100% .............................   Virgin Islands
Hazel, Inc. - 100% .....................................................         Delaware
Higgins, Inc. - 100% ...................................................         Delaware
Highbrook International Sales, Inc. - 100% .............................   Virgin Islands
Hobby, Inc. - 100% .....................................................         Delaware
Jack International Sales, Inc. - 100% ..................................   Virgin Islands
Justin International FSC, Inc. - 100% ..................................   Virgin Islands
KerryAnne International Sales, Inc. - 100% .............................   Virgin Islands
Klode, Inc. - 100% .....................................................         Delaware
Kristiana International Sales, Inc. - 100% .............................   Virgin Islands
Lake Bluff, Inc. - 100% (inactive) .....................................         Delaware
Lydell, Inc. - 100% ....................................................         Delaware
Mallon International Sales, Inc. - 100% ................................   Virgin Islands
Maroon, Inc. - 100% ....................................................         Delaware
Mason & Marshall, Inc. - 100% ..........................................         Delaware
Nicolet, Inc. - 100% ...................................................         Delaware
NML Development Corporation - 100% .....................................         Delaware
North Van Buren, Inc. - 100% ...........................................         Delaware
Northwestern Mutual Life
   International, Inc. - 100% ..........................................         Delaware
Northwestern  Securities Partnership Holdings, LLC - 100% ..............         Delaware
NW Pipeline, Inc. - 100% ...............................................            Texas
Painted Rock Development Corporation - 100% ............................          Arizona
Park Forest Northeast, Inc. - 100% .....................................         Delaware
Regina International Sales, Inc. - 100% ................................   Virgin Islands
Sean International Sales, Inc. - 100% ..................................   Virgin Islands
Stadium and Arena Management, Inc. - 100% ..............................         Delaware
Travers International Sales, Inc. - 100% ...............................   Virgin Islands
Tupelo, Inc. - 100% ....................................................         Delaware
White Oaks, Inc. - 100% ................................................         Delaware

NML Real Estate Holdings, LLC  - 100%                                     Jurisdiction of
                                                                            Incorporation
Amber, LLC - 100% ..........................................................     Delaware
Bayridge, LLC - 100% .......................................................     Delaware
Burgundy, LLC- 100% ........................................................     Delaware
Cass Corporation - 100% ....................................................     Delaware
Diversey, Inc. - 100% ......................................................     Delaware
Elizabeth Lakes Associates - 100% (inactive) ...............................     Michigan
Green Room Properties, LLC - 100% ..........................................     Delaware
INV Corp. - 100% ...........................................................     Delaware
Larkin, Inc. - 100% ........................................................     Delaware
Logan, Inc. - 100% .........................................................     Delaware
Mitchell, Inc. - 100% ......................................................     Delaware
New Arcade, LLC - 100% .....................................................    Wisconsin
New Arcade Parking, LLC - 100% .............................................    Wisconsin
Northwestern Real Estate Partnership Holdings, LLC - 100% ..................     Delaware
Olive, Inc. - 100% .........................................................     Delaware
RE Corporation - 100% ......................................................     Delaware
Rocket Sports, Inc. - 100% .................................................        Texas
Russet, Inc. - 100% ........................................................     Delaware
St. James Apartments, LLC - 100% ...........................................     Delaware
Solar Resources, Inc. - 100% ...............................................    Wisconsin
Summerhill Management, LLC - 100% ..........................................     Delaware
Summerhill Property, LLC - 100% ............................................     Delaware
Summit Mall, LLC - 100% ....................................................     Delaware
The Grand Avenue Corporation - 99.18% ......................................    Wisconsin

(1) Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2003, they did not constitute a significant subsidiary as defined by Regulation S-X.

(2) Aggressive Growth Stock, Asset Allocation, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Municipal Bond, Select Bond and Small Cap Growth Stock.

(3) Aggressive Growth Stock, Balanced, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, Franklin Templeton International Equity, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity, Asset Allocation, AllianceBernstein Mid Cap Value, Janus Capital Appreciation and T. Rowe Price Equity Income.

Item 27. Number of Contract Owners

     As of March 31, 2004, 252,910 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 208,913 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 43,997 such contracts were not so issued.

Item 28. Indemnification

     That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29. Principal Underwriters

     (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition, NMIS is the principal underwriter for Mason Street Funds, Inc., a management investment company registered as such under the Investment Company Act of 1940.

     (b) The directors and officers of NMIS are as follows:

Name                                         Position

 William H. Beckley             Director and Executive Vice President, Sales
 Stephanie H. Breit             Assistant Vice President
 Robert A. Brooks               Regional Vice President
 Walter J. Chossek              Treasurer
 Eric P. Christophersen         Senior Vice President
 Susan M. Emmer                 Vice President, Field Training Manager
 Bradley L. Eull                Assistant Vice President
 Christina H. Fiasca            Director
 William J. Flood               Assistant Vice President
 Richard R. Garthwait           Regional Vice President, Field Management
 Don P. Gehrke                  First Vice President, Investment Client Services
 Mark J. Gmach                  Vice President, Field Training and Development
 John M. Grogan                 Vice President Field Services and Support
 Richard L. Hall                Senior Vice President, Variable Life Insurance
 Diane B. Horn                  Senior Vice President and Chief Compliance
                                Officer
 Mark A. Kaprelian              Secretary
 John C. Kelly                  Assistant Treasurer
 Beatrice C. Kmiec              Vice President, Variable Life Administration
 LeAnn F. Kuhagen               Assistant Vice President
 Steven J. LaFore               Vice President, Retirement Plans Support
 Kurt W. Lofgren                Assistant Secretary
 Gregory S. Leslie              Vice President, Broker/Dealer Compliance
 Jennifer L. Manderfield        Assistant Vice President, Transaction Support
                                Services Manager
 Allan J. McDonell              First Vice President, Order Entry Desk
 Brian M. Moran                 Vice President, Field Inspections
 John E. Muth                   Vice President
 Chris E. Peterson              Regional Vice President

 Evelyn M. Rewolinski          Assistant Vice President, Tranaction Support
                               Services
 Richard R. Richter            Regional Vice President, Field Management
 Daniel A. Riedl               Director and President and CEO
 Charles D. Robinson           Director
 Lora A. Rosenbaum             Executive Vice President, Compliance and Best
                               Practices
 Stephanie M. Sanders          Assistant Vice president, Internal Trainer
 Jennifer L. Schaefer          Assistant Treasurer
 Alexander D. Schneble         Vice President, Transaction Support Services
                               Project Leader
 Leonard F. Stecklein          Senior Vice President, Variable Annuities
 Kellen A. Thiel               First Vice President, Investment Products
 Donald G. Tyler               Senior Vice President
 Thomas A. Waisnor             Regional Vice President
 Donald R. Wilkinson           Vice President, Field Management
 Brian D. Wilson               Regional Vice President
 Robert E. Zysk                Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 2003 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $25,676,569 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

     Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 2004.

                                               NML VARIABLE ANNUITY ACCOUNT B
                                               (Registrant)

                                               By  THE NORTHWESTERN MUTUAL LIFE
                                                   INSURANCE COMPANY
                                               (Depositor)

Attest:  /s/ ROBERT J. BERDAN                  By: /s/ EDWARD J. ZORE
         -------------------------------           -----------------------------
         Robert J. Berdan                          Edward J. Zore, President
         Vice President, General Counsel           and Chief Executive Officer
         and Secretary
                                               By  NORTHWESTERN MUTUAL

                                                   INVESTMENT SERVICES, LLC
                                                   (Depositor)

Attest:  /s/ MARK A. KAPRELIAN                 By: /s/ DANIEL A. RIEDL
         -------------------------------           -----------------------------
         Mark A. Kaprelian, Secretary              Daniel A. Riedl,  President
                                                   and CEO

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositors on the 29th day of April, 2004.

                                               THE NORTHWESTERN MUTUAL LIFE
                                               INSURANCE COMPANY (Depositor)

Attest:  /s/ ROBERT J. BERDAN                  By:  /s/ EDWARD J. ZORE
         -------------------------------            ----------------------------
         Robert J. Berdan                           Edward J. Zore, President
         Vice President, General Counsel            and Chief Executive Officer
         and Secretary
                                               NORTHWESTERN MUTUAL INVESTMENT
                                               SERVICES, LLC (Depositor)

Attest:  /s/ MARK A. KAPRELIAN                 By:  /s/ DANIEL A. RIEDL
         -------------------------------            ----------------------------
            Mark A. Kaprelian, Secretary            Daniel A. Riedl,  President
                                                    and CEO

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature                         Title
                              Trustee, President and
/s/ EDWARD J. ZORE            Principal Executive              Each of the signatures
----------------------------  Officer                          is affixed as of
Edward J. Zore                                                 April 29, 2004

/s/ GARY A. POLINER           Senior Vice President and
----------------------------  Principal Financial Officer
Gary A. Poliner

/s/ STEVEN T. CATLETT         Vice President, Controller
----------------------------  and Principal Accounting Officer
Steven T. Catlett

/s/ J. THOMAS LEWIS*                     Trustee
---------------------------------
J. Thomas Lewis

/s/ PATRICIA ALBJERG GRAHAM*             Trustee
---------------------------------
Patricia Albjerg Graham

/s/ STEPHEN F. KELLER*                   Trustee
---------------------------------
Stephen F. Keller

/s/ PIERRE S. du PONT*                   Trustee
---------------------------------
Pierre S. du Pont

/s/ J. E. GALLEGOS*                      Trustee
---------------------------------
J. E. Gallegos

/s/ KATHRYN D. WRISTON*                  Trustee
---------------------------------
Kathryn D. Wriston

/s/ BARRY L. WILLIAMS*                   Trustee          Each of the signatures
---------------------------------                         is affixed as of
Barry L. Williams                                         April 29, 2004

/s/ DANIEL F. MCKEITHAN, JR.*            Trustee
---------------------------------
Daniel F. McKeithan, Jr.

/s/ JAMES D. ERICSON*                    Trustee
---------------------------------
James D. Ericson

/s/ EDWARD E. BARR*                      Trustee
---------------------------------
Edward E. Barr

/s/ ROBERT C. BUCHANAN*                  Trustee
---------------------------------
Robert C. Buchanan

/s/ SHERWOOD H. SMITH, JR.*              Trustee
---------------------------------
Sherwood H. Smith, Jr.

/s/ H. MASON SIZEMORE, JR.*              Trustee
---------------------------------
H. Mason Sizemore, Jr.

/s/ JOHN J. STOLLENWERK*                 Trustee
---------------------------------
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*                 Trustee
---------------------------------
George A. Dickerman

/s/ JOHN E. STEURI*                      Trustee
---------------------------------
John E. Steuri

/s/ STEPHEN N. GRAFF*                    Trustee
---------------------------------
Stephen N. Graff

/s/ BARBARA A. KING*                     Trustee          Each of the signatures
---------------------------------                         is affixed as of
Barbara A. King                                           April 29, 2004

/s/ PETER M. SOMMERHAUSER*               Trustee
---------------------------------
Peter M. Sommerhauser

/s/ JAMES P. HACKETT*                    Trustee
---------------------------------
James P. Hackett

/s/ JOHN M. BREMER*                      Trustee
---------------------------------
John M. Bremer

/s/ PETER W. BRUCE*                      Trustee
---------------------------------
Peter W. Bruce

/s/ DAVID A. ERNE*                       Trustee
---------------------------------
David A. Erne

_________________________________        Trustee
Margery Kraus

*By: /s/ EDWARD J. ZORE
     ---------------------------------
     Edward J. Zore, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY

     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2003 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 23rd day of July, 2003.

                                        /s/ EDWARD E. BARR               Trustee
                                        ---------------------------
                                        Edward E. Barr

                                        /s/ JOHN M. BREMER               Trustee
                                        ---------------------------
                                        John M. Bremer

                                        /s/ PETER W. BRUCE               Trustee
                                        ---------------------------
                                        Peter W. Bruce

                                        /s/ ROBERT C. BUCHANAN           Trustee
                                        ---------------------------
                                        Robert C. Buchanan

                                        /s/ GEORGE A. DICKERMAN          Trustee
                                        ---------------------------
                                        George A. Dickerman

                                        /s/ PIERRE S. du PONT            Trustee
                                        ---------------------------
                                        Pierre S. du Pont

                                        /s/ JAMES D. ERICSON             Trustee
                                        ---------------------------
                                        James D. Ericson

                                        /s/ DAVID A. ERNE                Trustee
                                        ---------------------------
                                        David A. Erne

                                        /s/ J. E. GALLEGOS               Trustee
                                        ---------------------------
                                        J. E. Gallegos

                                        /s/ STEPHEN N. GRAFF             Trustee
                                        ---------------------------
                                        Stephen N. Graff

                                        /s/ PATRICIA ALBJERG GRAHAM      Trustee
                                        ---------------------------
                                        Patricia Albjerg Graham

                                        /s/ JAMES P. HACKETT             Trustee
                                        ---------------------------
                                        James P. Hackett

                                        /s/ STEPHEN F. KELLER            Trustee
                                        ---------------------------
                                        Stephen F. Keller

                                        /s/ BARBARA A. KING              Trustee
                                        ---------------------------
                                        Barbara A. King

                                        /s/ J. THOMAS LEWIS              Trustee
                                        ---------------------------
                                        J. Thomas Lewis

                                        /s/ DANIEL F. McKEITHAN, JR.     Trustee
                                        ---------------------------
                                        Daniel F. McKeithan, Jr.

                                        /s/ H. MASON SIZEMORE, JR.       Trustee
                                        ---------------------------
                                        H. Mason Sizemore, Jr.

                                        /s/ SHERWOOD H. SMITH, JR.       Trustee
                                        ---------------------------
                                        Sherwood H. Smith, Jr.

                                        /s/ PETER M. SOMMERHAUSER        Trustee
                                        ---------------------------
                                        Peter M. Sommerhauser

                                        /s/ JOHN E. STEURI               Trustee
                                        ---------------------------
                                        John E. Steuri

                                        /s/ JOHN J. STOLLENWERK          Trustee
                                        ---------------------------
                                        John J. Stollenwerk

                                        /s/ BARRY L. WILLIAMS            Trustee
                                        ---------------------------
                                        Barry L. Williams

                                        /s/ KATHRYN D. WRISTON           Trustee
                                        ---------------------------
                                        Kathryn D. Wriston

                                        /s/ EDWARD J. ZORE               Trustee
                                        ---------------------------
                                        Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 64 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT B

   Exhibit Number                       Exhibit Name

   Exhibit B(4)(a)    Amended Flexible Payment Variable Annuity Front Load
                      Contract, RR.V.B.FR.(0704) and Amendment of Contract to
                      Qualify as an Annuity for non-tax qualified business (sex neutral)

   Exhibit B(4)(a)(1) Amended Flexible Payment Variable Annuity Back Load
                      Contract, RR.V.B.BK.(0704), and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (sex neutral)

   Exhibit B(4)(b)    Amended Variable Annuity Front Load and Back Load Contract
                      Payment Rate Tables, RR.V.B.FR.(0704) and
                      RR.V.A.B.BK.(0704), included in Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

   Exhibit B(4)(c)    Amended Enhanced Death Benefit for Front Load and Back
                      Load Contracts, VA.EDB.(0803), included in Exhibits
                      B(4)(a) and B(4)(a)(1) above

   Exhibit B(4)(d)    Waiver of Withdrawal Charge for Back Load Contract,
                      VA.WWC.(032000), included in Exhibit B(4)(a)(1) above

   Exhibit B(5)       Amended Application forms for Front Load and Back Load
                      Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

   Exhibit B(10)      Consent of PricewaterhouseCoopers LLP